UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5038

Clearwater Investment Trust

 (Exact name of registrant as specified in charter)

2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
(Address of principal executive offices) (Zip code)

Jennifer D. Lammers Chief Compliance Officer Fiduciary Counselling, Inc. 2000 Wells Fargo Place, 30 East 7th Street Saint Paul, Minnesota 55101-4930
(Name and address of agent for service)

Copy to: John V. O’Hanlon, Esquire Dechert LLP 200 Clarendon Street, 27th floor Boston, MA 02116-5021
(Name and address for agent for service)

Registrant's telephone number, including area code: 651-228-0935

Date of fiscal year end:  December 31, 2009

Date of reporting period:  September  30, 2010

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.  239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940  (17 CFR  270.30b1-5.  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
September 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Common stocks:

Consumer discretionary:
1,200	AARON S INC	$24,772	22,140
2,300	ABERCROMBIE + FITCH CO	50,218	90,436
2,900	ADVANCE AUTO PARTS	103,545	170,172
4,200	AEROPOSTALE (b)	103,215	97,650
9,550	AMAZON COM INC (b)	609,783	1,499,923
3,300	AMERICAN EAGLE OUTFITTERS INC	33,099	49,368
2,100	AUTOLIV	50,385	137,193
1,100	AUTOZONE INC (b)	144,002	251,801
7,975	BED BATH + BEYOND INC (b)	241,621	346,195
8,450	BEST BUY CO INC	232,128	345,014
1,400	BIG LOTS INC (b)	15,477	46,550
2,800	BJS WHOLESALE CLUB INC (b)	93,845	116,200
3,800	BORG WARNER INC (b)	107,106	199,956
10,450	BRINKER INTERNATIONAL INC	144,107	197,087
8,300	BROCADE COMMUNICATIONS SYS INC (b)	52,215	48,472
6,400	CABLEVISION SYSTEMS NY GRP A	85,854	167,616
5,468	CARMAX INC (b)	78,791	152,338
13,800	CARNIVAL CORP	434,835	527,298
17,343	CBS CORP CLASS B NON VOTING	326,777	275,060
2,400	CENTRAL EUROPEAN MEDIA ENT (b)	50,118	59,880
5,100	CHICOS FAS INC	55,562	53,652
1,000	CHIPOTLE MEXICAN GRILL INC (b)	83,937	172,000
11,800	CLEAR CHANNEL OUTDOOR CL A (b)	98,115	134,874
7,500	COACH INC	71,549	322,200
72,167	COMCAST CORP NEW	1,264,213	1,304,779
2,600	COPART INC (b)	76,486	85,722
11,800	COSTCO WHOLESALE CORP	446,725	760,982
4,200	DARDEN RESTAURANTS INC	109,766	179,676
1,500	DICKS SPORTING GOODS INC (b)	24,803	42,060
23,748	DIRECTV CLASS A (b)	390,682	988,629
5,900	DISCOVERY COMMUNICATIONS INC (b)	231,725	256,945
5,700	DISH NETWORK CORP A	174,889	109,212
2,000	DOLBY LABORATORIES INC CL A (b)	43,420	113,620
3,750	DOLLAR TREE INC (b)	70,662	182,850
6,900	DR HORTON INC	46,031	76,728
3,600	DREAMWORKS ANIMATION SKG (b)	77,238	114,876
6,220	EXPEDIA INC DEL	124,528	175,466
4,800	FAMILY DOLLAR STORES INC	121,464	211,968
3,000	FOOT LOCKER INC	40,394	43,590
83,163	FORD MOTOR CO (b)	506,171	1,017,915
4,300	FORTUNE BRANDS INC	149,332	211,689
5,100	GAMESTOP CORP CLASS A (b)	46,725	100,521
3,100	GANNETT INC	25,746	37,913
12,000	GAP INC/THE	191,181	223,680
4,500	GARMIN LTD	104,221	136,575
7,900	GENTEX CORP	112,612	154,129

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
September 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Consumer discretionary (Cont’d):
5,050	GENUINE PARTS CO	$153,969	225,180
4,200	GOODYEAR TIRE AND RUBBER (b)	114,093	45,150
1,600	GUESS? INC	59,816	65,008
2,081	HANESBRANDS INC (b)	53,684	53,815
6,750	HARLEY DAVIDSON INC	39,547	191,970
4,300	HARMAN INTERNATIONAL (b)	74,799	143,663
4,700	HASBRO INC	119,921	209,197
6,600	HERTZ GLOBAL HOLDINGS INC (b)	37,676	69,894
42,725	HOME DEPOT INC	255,620	1,353,528
15,600	INTERPUBLIC GROUP OF COS INC (b)	40,950	156,468
7,800	INTL GAME TECHNOLOGY	211,426	112,710
5,300	J C PENNEY INC	210,583	144,054
16,250	JOHNSON CONTROLS INC	290,930	495,625
1,200	KB HOME	31,938	13,596
8,450	KOHLS CORP (b)	127,787	445,146
2,800	LAMAR ADVERTISING CO CL A (b)	29,498	89,096
7,200	LAS VEGAS SANDS CORP (b)	69,445	250,920
3,700	LEGGETT + PLATT INC	74,495	84,212
4,700	LENNAR CORP CL A	64,339	72,286
4,440	LIBERTY MEDIA CORP CAP SER A (b)	22,396	231,146
16,837	LIBERTY MEDIA CORP INTER A (b)	134,351	230,835
1,272	LIBERTY MEDIA STARZ SERIES A (b)	18,267	82,527
41,100	LOWES COS INC	756,099	916,119
8,090	LTD BRANDS INC	92,851	216,650
9,300	MACYS INC	172,825	214,737
1,600	MADISON SQUARE GAR INCA (b)	18,242	33,728
10,169	MARRIOTT INTERNATIONAL CL A	192,971	364,355
8,700	MATTEL INC	164,712	204,102
28,100	MCDONALDS CORP	1,000,173	2,093,731
6,890	MCGRAW HILL COMPANIES INC	208,301	227,783
2,200	MDC HOLDINGS INC	73,073	63,866
7,000	MGM RESORTS INTERNATIONAL (b)	61,970	78,960
1,800	MOHAWK INDS INC (b)	128,808	95,940
800	NETFLIX INC (b)	32,332	129,728
4,200	NEWELL RUBBERMAID INC	97,738	74,802
69,275	NEWS CORP CL A	898,908	904,732
8,500	NIKE INC CL B	310,840	681,190
4,300	NORDSTROM INC	45,233	159,960
100	NVR INC (b)	51,543	64,753
4,200	O REILLY AUTOMOTIVE INC (b)	144,100	223,440
4,500	OFFICE DEPOT INC (b)	65,209	20,700
7,495	OMNICOM GROUP	278,273	295,903
1,500	PANERA BREAD COMPANY CLASS A (b)	69,668	132,915
1,900	PENN NATIONAL GAMING INC (b)	71,272	56,259
2,900	PETSMART INC	64,210	101,500
1,500	PHILLIPS VAN HEUSEN	61,290	90,240
1,500	POLO RALPH LAUREN CORP	31,320	134,790
1,100	PRICELINECOM INC (b)	120,841	383,174
10,400	PULTE GROUP INC (b)	106,280	91,104
6,200	RADIOSHACK CORP	75,547	132,246
6,000	REGAL ENTERTAINMENT GROUPA	86,655	78,720
3,500	ROSS STORES INC	80,292	191,170

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
September 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Consumer discretionary (Cont’d):
2,900	ROYAL CARIBBEAN CRUISES LTD (b)	$48,744	91,437
2,300	SCRIPPS NETWORKS INTERCL A	91,239	109,434
1,227	SEARS HLDGS CORP (b)	78,518	88,516
3,000	SHERWIN WILLIAMS CO/THE	150,183	225,420
2,600	SIGNET JEWELERS LTD (b)	52,469	82,524
1,400	SNAP ON INC	52,729	65,114
4,557	STANLEY BLACK DECKER INC	173,443	279,253
19,350	STAPLES INC	327,531	404,802
18,450	STARBUCKS CORP	249,339	471,951
5,010	STARWOOD HOTELS + RESORTS INC	224,617	263,276
20,500	TARGET CORP	747,843	1,095,520
6,300	THOMSON REUTERS CORP	233,522	236,439
1,900	THOR INDUSTRIES INC	22,316	63,460
4,200	TIFFANY + CO	122,192	197,358
9,279	TIME WARNER CABLE INC	408,963	500,973
30,733	TIME WARNER INC	788,784	941,966
11,547	TJX COMPANIES INC	256,171	515,343
4,700	TOLL BROS INC (b)	102,805	89,394
800	TRACTOR SUPPLY COMPANY	28,108	31,728
2,100	TRW AUTOMOTIVE HLDGS CORP (b)	68,214	87,276
3,227	URBAN OUTFITTERS INC (b)	61,562	101,457
2,900	V F CORP	180,557	234,958
16,457	VIACOM INC CLASS B	520,692	595,579
7,400	VIRGIN MEDIA INC	115,726	170,348
3,166	WABCO HLDGS INC (b)	71,725	132,782
700	WABTEC CORP	25,603	33,453
51,196	WAL MART STORES INC	2,326,435	2,740,010
48,560	WALT DISNEY CO/THE	1,086,923	1,607,822
100	WASHINGTON POST CLASS B	43,247	39,941
9,090	WENDYS/ARBYS GROUP INC A	56,673	41,178
2,300	WHIRLPOOL CORP	98,184	186,208
1,000	WILEY JOHN + SONS INC	40,649	40,860
600	WMS INDUSTRIES INC (b)	24,981	22,842
5,475	WYNDHAM WORLDWIDE CORP	24,501	150,398
1,600	WYNN RESORTS LTD	42,372	138,832
11,416	YUM BRANDS INC	146,079	525,821
		24,560,800	37,839,595	12.09%
Consumer staples:
1,600	ALBERTO CULIVER CO	38,952	60,240
53,300	ALTRIA GROUP INC	524,569	1,280,266
17,800	ARCHER DANIELS MIDLAND CO	407,181	568,176
12,162	AVON PRODS INC	310,053	390,522
3,144	BROWN FORMAN CORP CLASS B	115,946	193,796
3,200	BUNGE LIMITED	255,908	189,312
7,300	CAMPBELL SOUP CO	204,835	260,975
1,500	CENTRAL EURO DISTRIBUTION CP (b)	21,353	33,480
3,000	CHURCH AND DWIGHT CO INC	157,235	194,820
3,600	CLOROX CO	190,920	240,336
56,859	COCA COLA CO/THE	2,172,662	3,327,389
6,200	COCA COLA ENTERPRISES INC	118,931	192,200
13,190	COLGATE PALMOLIVE CO	789,858	1,013,783
15,000	CONAGRA FOODS INC	326,418	329,100

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
September 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Consumer staples (Cont’d):
7,600	CONSTELLATION BRANDS INC (b)	$117,137	134,444
1,300	CORN PRODUCTS INTL INC	29,972	48,750
36,622	CVS CAREMARK CORP	728,653	1,152,494
3,700	DEAN FOODS CO NEW (b)	73,612	37,777
5,773	DEL MONTE FOODS CO	57,723	75,684
6,000	DR PEPPER SNAPPLE GROUP INC	125,060	213,120
2,667	ESTEE LAUDER COMPANIES CL A	103,843	168,634
1,200	FLOWERS FOODS INC	25,434	29,808
16,200	GENERAL MILLS INC	400,558	591,948
2,400	GREEN MTN COFFEE ROASTERS (b)	44,948	74,856
1,600	HANSEN NATURAL CORPORATION (b)	61,969	74,592
1,900	HERBALIFE LTD	52,204	114,665
3,100	HERSHEY CO / THE	120,285	147,529
8,075	HJ HEINZ CO	303,404	382,513
3,100	HORMEL FOODS CORP	111,616	138,260
2,700	JM SMUCKER CO/THE	124,838	163,431
5,600	KELLOGG CO	258,254	282,856
10,250	KIMBERLY CLARK CORP	587,793	666,763
43,938	KRAFT FOODS INC CLASS A	872,534	1,355,927
18,800	KROGER CO	343,049	407,208
3,300	LORILLARD INC	157,432	265,023
2,800	MCCORMICK+ CO INC NON VTG SHRS	97,399	117,712
4,800	MEAD JOHNSON NUTRITION CO	225,648	273,168
2,400	MOLSON COORS BREWING CO B	78,697	113,328
1,000	NBTY INC (b)	21,300	54,980
41,562	PEPSICO INC	1,835,001	2,761,379
50,000	PHILIP MORRIS INTERNATIONAL	1,008,906	2,801,000
77,089	PROCTER AND GAMBLE CO	2,331,183	4,623,027
2,100	RALCORP HOLDINGS INC (b)	128,338	122,808
4,300	REYNOLDS AMERICAN INC	181,949	255,377
10,119	SAFEWAY INC	198,581	214,118
20,650	SARA LEE CORP	225,034	277,330
5,400	SMITHFIELD FOODS INC (b)	108,846	90,882
4,606	SUPERVALU INC	89,569	53,107
14,000	SYSCO CORP	285,312	399,280
9,527	TYSON FOODS INC CL A	111,286	152,623
30,550	WALGREEN CO	513,805	1,023,425
4,400	WHOLE FOODS MKT INC (b)	116,393	163,284
		17,892,378	28,297,505	9.04%
Energy:
14,546	ANADARKO PETE CORP	641,100	829,849
8,134	APACHE CORP	359,503	795,180
11,503	BAKER HUGHES INC	647,930	490,028
1,804	CABOT OIL+ GAS CORP	57,973	54,318
5,000	CAMERON INTERNATIONAL CORP (b)	131,489	214,800
15,086	CHESAPEAKE ENERGY CORP	355,404	341,698
52,695	CHEVRON CORP	2,741,066	4,270,930
2,800	CIMAREX ENERGY CO	154,862	185,304
3,200	CONCHO RESOURCES INC (b)	107,893	211,744
39,144	CONOCOPHILLIPS	1,303,880	2,248,040
7,531	CONSOL ENERGY INC	220,215	278,346
1,000	CONTINENTAL RESOURCES INC/OK (b)	20,765	46,360

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
September 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Energy (Cont’d):
13,422	DENBURY RESOURCES INC (b)	$174,151	213,276
13,323	DEVON ENERGY CORPORATION	665,221	862,531
1,700	DIAMOND OFFSHORE DRILLING	159,726	115,209
4,100	DRESSER RAND GROUP INC (b)	134,747	151,249
17,400	EL PASO CORP	139,789	215,412
7,900	EOG RESOURCES INC	319,223	734,463
3,700	EXCO RESOURCES INC	56,238	55,019
7,000	EXTERRAN HOLDINGS INC (b)	145,915	158,970
134,451	EXXON MOBIL CORP	6,323,247	8,307,727
3,200	FMC TECHNOLOGIES INC (b)	138,073	218,528
4,100	FRONTIER OIL CORP	57,462	54,940
1,300	FRONTLINE LTD	43,095	36,959
22,858	HALLIBURTON CO	509,109	755,914
3,100	HELMERICH AND PAYNE INC	39,003	125,426
6,600	HESS CORP	450,982	390,192
1,200	HOLLY CORP	22,578	34,500
22,486	MARATHON OIL CORP	597,006	744,287
4,100	MARINER ENERGY INC (b)	52,383	99,343
2,000	MASSEY ENERGY CORP	68,948	62,040
5,200	MURPHY OIL CORP	172,519	321,984
5,400	NABORS INDUSTRIES LTD (b)	164,133	97,524
9,622	NATIONAL OILWELL VARCO INC	245,031	427,890
5,142	NEWFIELD EXPLORATION CO (b)	222,527	295,356
4,200	NOBLE ENERGY INC	158,333	315,378
20,914	OCCIDENTAL PETROLEUM CORP	451,218	1,637,566
2,000	OCEANEERING INTL INC (b)	102,370	107,720
900	OIL STATES INTERNATIONAL INC (b)	54,464	41,895
5,600	PATTERSON UTI ENERGY INC	114,212	95,648
6,700	PEABODY ENERGY CORP	188,391	328,367
3,200	PIONEER NATURAL RESOURCES CO	48,507	208,096
3,300	PLAINS EXPLORATION + PRODUCT (b)	92,785	88,011
5,600	PRIDE INTERNATIONAL INC (b)	176,387	164,808
5,100	QEP RESOURCES INC	39,231	153,714
5,810	QUICKSILVER RESOURCES INC (b)	119,305	73,206
4,800	RANGE RESOURCES CORP	198,185	183,024
3,000	ROWAN COMPANIES INC (b)	104,398	91,080
4,700	SANDRIDGE ENERGY INC (b)	41,069	26,696
35,922	SCHLUMBERGER LTD	1,845,220	2,213,154
9,300	SOUTHWESTERN ENERGY CO (b)	163,645	310,992
2,400	SUNOCO INC	50,440	87,600
4,700	SUPERIOR ENERGY SERVICES INC (b)	169,835	125,443
1,800	TESORO CORP (b)	28,809	24,048
2,300	TIDEWATER INC	118,715	103,063
1,100	ULTRA PETROLEUM CORP (b)	51,634	46,178
13,710	VALERO ENERGY CORP	161,990	240,062
23,000	WEATHERFORD INTL LTD (b)	335,180	393,300
1,300	WHITING PETROLEUM CORP (b)	73,761	124,163
20,275	WILLIAMS COS INC	386,539	387,455
		22,917,802	32,016,004	10.23%
Financials:
8,800	ACE LTD	467,533	512,600
2,300	AFFILIATED MANAGERS GROUP INC (b)	146,986	179,423
12,450	AFLAC INC	365,255	643,790

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
September 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Financials (Cont’d):
1,000	ALEXANDRIA REAL ESTATE EQUITY	$46,501	70,000
2,700	ALLIED WORLD ASSURANCE COMPANY	86,630	152,793
10,500	ALLSTATE CORP	409,968	331,275
4,829	AMB PROPERTY CORP	161,507	127,824
28,233	AMERICAN EXPRESS CO	943,883	1,186,633
1,800	AMERICAN FINANCIAL GROUP INC	29,745	55,044
2,600	AMERICAN INTERNATIONAL GROUP (b)	40,854	101,660
2,700	AMERICREDIT CORP (b)	31,865	66,042
7,191	AMERIPRISE FINANCIAL INC	278,023	340,350
15,900	ANNALY CAPITAL MANAGEMENT INC	259,040	279,840
7,000	AON CORP	213,108	273,770
6,028	APARTMENT INVT + MGMT CO	121,929	128,879
1,600	ARCH CAPITAL GROUP LTD (b)	101,982	134,080
5,600	ARES CAPITAL CORP	72,744	87,640
1,600	ARTHUR J GALLAGHER + CO	34,040	42,192
2,000	ASPEN INSURANCE HOLDINGS LTD	45,330	60,560
4,100	ASSOCIATED BANCCORP	116,092	54,079
4,300	ASSURANT INC	180,126	175,010
5,500	ASSURED GUARANTY LTD	75,350	94,105
1,834	AVALONBAY COMMUNITIES INC	136,479	190,608
5,100	AXIS CAPITAL HOLDINGS LTD	187,376	167,994
3,400	BANCORPSOUTH INC	62,679	48,212
258,165	BANK OF AMERICA CORP	6,093,290	3,384,543
34,001	BANK OF NEW YORK MELLON CORP	1,012,806	888,446
23,158	BB+T CORP	586,647	557,645
44,400	BERKSHIRE HATHAWAY INC CL B (b)	3,630,026	3,670,992
600	BLACKROCK INC	110,619	102,150
3,688	BOSTON PROPERTIES INC	200,204	306,547
6,500	BRANDYWINE REALTY TRUST	106,523	79,625
1,100	BRE PROPERTIES INC	25,471	45,650
2,600	BROWN + BROWN INC	50,447	52,494
900	CAMDEN PROPERTY TRUST	24,791	43,173
11,447	CAPITAL ONE FINANCIAL CORP	360,144	452,729
6,900	CAPITALSOURCE INC	23,267	36,846
3,700	CB RICHARD ELLIS GROUP INC (b)	84,241	67,636
14,200	CHIMERA INVESTMENT CORP	49,341	56,090
8,000	CHUBB CORP	365,714	455,920
2,756	CINCINNATI FINANCIAL CORP	103,501	79,511
4,900	CIT GROUP INC (b)	183,899	200,018
583,815	CITIGROUP INC (b)	3,321,239	2,276,879
1,300	CITY NATIONAL CORP	47,574	68,991
1,773	CME GROUP INC	507,511	461,778
4,300	COMERICA INC	217,302	159,745
1,600	COMMONWEALTH REIT	56,139	40,960
900	CORELOGIC INC	16,993	17,244
900	CORPORATE OFFICE PROPERTIES	25,110	33,579
2,800	CORRECTIONS CORP OF AMERICA (b)	56,290	69,104
4,200	DIGITAL REALTY TRUST INC	206,381	259,140
20,987	DISCOVER FINANCIAL SERVICES	310,849	350,063
2,800	DOUGLAS EMMETT INC	23,674	49,028
2,500	DUKE REALTY CORP	64,221	28,975
3,300	EAST WEST BANCORP INC	53,889	53,724
900	ENDURANCE SPECIALTY HOLDINGS	25,106	35,820

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
September 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Financials (Cont’d):
8,416	EQUITY RESIDENTIAL	$320,772	400,349
2,900	ERIE INDEMNITY COMPANY CL A	151,861	162,574
2,400	EVEREST REINSURANCE GROUP LTD	184,908	207,528
900	FEDERAL REALTY INVS TRUST	48,569	73,494
3,000	FEDERATED INVESTORS INC CL B	71,403	68,280
6,281	FIDELITY NATIONAL FINL INC	104,831	98,675
17,400	FIFTH THIRD BANCORP	138,329	209,322
600	FIRST CITIZENS BANCSHARES INC	86,506	111,162
16,553	FIRST HORIZON NATIONAL CORP (b)	213,288	188,867
3,200	FIRST NIAGARA FINANCIAL GROUP INC	37,456	37,280
4,659	FRANKLIN RESOURCES INC	306,937	498,047
3,500	FULTON FINANCIAL CORP	37,748	31,710
6,900	GENERAL GROWTH PROPERTIES (b)	98,105	107,640
15,500	GENWORTH FINANCIAL INC (b)	192,577	189,410
18,800	GLG PARTNERS INC (b)	73,314	84,600
13,426	GOLDMAN SACHS GROUP INC	1,422,609	1,941,131
400	GREENHILL + CO INC	27,762	31,728
1,200	HANOVER INSURANCE GROUP INC	51,342	56,400
7,800	HARTFORD FINANCIAL SVCS GRP	284,978	179,010
1,000	HCC INSURANCE HOLDINGS INC	24,155	26,090
7,100	HCP INC	118,485	255,458
4,000	HEALTH CARE REIT INC	160,634	189,360
1,800	HOSPITALITY PROPERTIES TRUST	23,967	40,194
14,422	HOST HOTELS + RESORTS INC	138,467	208,831
9,800	HUDSON CITY BANCORP INC	155,183	120,148
11,100	HUNTINGTON BANCSHARES INC	51,227	62,937
2,100	INTERCONTINENTALEXCHANGE INC (b)	266,834	219,912
9,000	INVESCO LTD	201,525	191,070
7,200	JANUS CAP GROUP INC	93,054	78,840
2,700	JEFFERIES GROUP INC	64,508	61,263
1,500	JONES LANG LASALLE INC	86,453	129,405
105,046	JPMORGAN CHASE + CO	3,302,807	3,999,101
12,900	KEYCORP NEW	160,418	102,684
11,901	KIMCO REALTY CORP	257,702	187,441
6,152	LEGG MASON INC	147,960	186,467
3,500	LEUCADIA NATIONAL CORP (b)	126,468	82,670
1,100	LIBERTY PROPERTY TRUST	24,811	35,090
9,248	LINCOLN NATIONAL CORP	312,337	221,212
6,700	LOEWS CORP	155,821	253,930
1,700	M + T BANK CORP	137,236	139,077
5,323	MACERICH CO/THE	141,793	228,623
5,200	MACK CALI REALTY CORP	156,917	170,092
600	MARKEL CORP (b)	203,366	206,754
12,578	MARSH + MCLENNAN COS INC	320,563	303,381
15,699	MARSHALL + ILSLEY CORP NEW	149,084	110,521
7,800	MBIA INC (b)	38,883	78,390
1,300	MERCURY GENERAL CORP	38,019	53,131
18,400	METLIFE INC	613,614	707,480
4,400	MOODYS CORP	173,138	109,912
37,460	MORGAN STANLEY	1,101,645	924,513
2,000	MORNINGSTAR INC (b)	83,686	89,120
2,700	MSCI INC (b)	77,567	89,667

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
September 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Financials (Cont’d):
4,000	NASDAQ OMX GROUP/THE (b)	$124,060	77,720
2,100	NATIONWIDE HEALTH PPTYS INC	71,427	81,207
9,749	NEW YORK COMMUNITY BANCORP INC	112,805	158,421
7,002	NORTHERN TRUST CORP	325,772	337,776
6,500	NYSE EURONEXT	317,543	185,705
8,925	OLD REPUBLIC INTL CORP	135,413	123,611
2,100	ONEBEACON INSURANCE GROUP LTD	46,442	30,009
1,000	PARTNERRE LTD	66,204	80,180
6,023	PEOPLES UNITED FINANCIAL INC	94,488	78,841
5,485	PLUM CREEK TIMBER CO INC	142,391	193,621
14,625	PNC FINANCIAL SERVICES GROUP INC	625,890	759,184
32,200	POPULAR INC (b)	71,645	93,380
7,450	PRINCIPAL FINANCIAL GROUP	258,099	193,104
17,748	PROGRESSIVE CORP	307,204	370,401
11,872	PROLOGIS	262,406	139,852
2,200	PROTECTIVE LIFE CORP	24,849	47,872
11,900	PRUDENTIAL FINANCIAL INC	460,297	644,742
3,691	PUBLIC STORAGE	271,725	358,175
2,825	RAYMOND JAMES FINANCIAL INC	70,271	71,557
2,700	REALTY INCOME CORP	65,733	91,044
3,900	REGENCY CENTERS CORP	102,145	153,933
23,099	REGIONS FINANCIAL CORP	98,977	167,930
2,900	RENAISSANCERE HOLDINGS LTD	136,231	173,884
24,200	SCHWAB CHARLES CORP	239,164	336,380
5,400	SEI INVESTMENTS CO	74,937	109,836
1,500	SENIOR HOUSING PROP TRUST	24,815	35,250
7,995	SIMON PROPERTY GROUP INC	497,755	741,456
4,400	SL GREEN REALTY CORP	202,796	278,652
11,200	SLM CORP (b)	149,572	129,360
3,300	ST JOE CO/THE (b)	98,033	82,071
13,535	STATE STREET CORPORATION	579,744	509,728
14,334	SUNTRUST BANKS INC	249,943	370,247
20,100	SYNOVUS FINANCIAL CORP	56,481	49,446
6,400	T ROWE PRICE GROUP INC	128,107	320,416
2,100	TAUBMAN CENTERS INC	62,440	93,681
3,900	TCF FINANCIAL CORP	33,574	63,141
7,566	TD AMERITRADE HOLDING CORP (b)	121,495	122,191
5,700	TFS FINANCIAL CORP	68,529	52,383
5,000	TORCHMARK INC	223,439	265,700
1,100	TRANSATLANTIC HOLDINGS INC	71,062	55,902
11,088	TRAVELERS COS INC/THE	395,464	577,685
2,400	UDR INC	24,876	50,688
4,000	UNITRIN INC	101,606	97,560
8,900	UNUM GROUP	140,762	197,135
55,185	US BANCORP DEL	1,219,347	1,193,100
1,100	VALIDUS HOLDINGS LTD	23,557	28,996
5,893	VALLEY NATIONAL BANCORP	95,545	76,020
4,700	VENTAS INC	202,147	242,379
3,944	VORNADO REALTY TRUST	298,147	337,330
3,200	WADDELL + REED FINANCIAL INC	83,222	87,552
5,200	WASHINGTON FEDERAL INC	71,016	79,352
1,900	WEINGARTEN REALTY INVESTORS	25,128	41,458

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
September 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Financials (Cont’d):
128,045	WELLS FARGO + CO NEW	$2,304,093	3,217,771
1,900	WILMINGTON TRUST CORP	24,197	17,062
5,206	WR BERKLEY CORP	157,149	140,926
7,225	XL GROUP PLC (d)	92,119	156,494
3,500	ZIONS BANCORPORATION	167,964	74,760
		48,020,086	49,273,672	15.75%
Healthcare:
41,035	ABBOTT LABORATORIES	1,663,004	2,143,668
10,600	AETNA INC	167,862	335,066
1,000	ALCON INC (b)	152,375	166,790
1,800	ALERE INC (b)	57,627	55,674
2,400	ALEXION PHARMACEUTICALS INC (b)	100,370	154,464
6,386	ALLERGAN INC	259,743	424,861
7,200	AMERISOURCEBERGEN CORP	115,968	220,752
25,050	AMGEN INC (b)	275,977	1,380,506
10,800	AMYLIN PHARMACEUTICALS INC (b)	243,035	225,180
17,300	BAXTER INTERNATIONAL INC	585,541	825,383
1,900	BECKMAN COULTER INC	99,749	92,701
6,400	BECTON DICKINSON + CO	410,281	474,240
6,550	BIOGEN IDEC INC (b)	82,841	367,586
2,300	BIOMARIN PHARMACEUTICAL INC (b)	67,195	51,405
32,550	BOSTON SCIENTIFIC CORP (b)	361,757	199,532
44,000	BRISTOL MYERS SQUIBB CO	1,058,843	1,192,840
7,450	CARDINAL HEALTH INC	276,076	246,148
3,875	CAREFUSION CORP (b)	111,234	96,255
12,136	CELGENE CORP (b)	433,140	699,155
1,800	CEPHALON INC (b)	99,644	112,392
800	CHARLES RIVER LABORATORIES (b)	24,460	26,520
5,700	CIGNA CORP	89,680	203,946
3,000	COMMUNITY HEALTH SYSTEMS INC (b)	97,596	92,910
1,400	COVANCE INC (b)	82,457	65,506
2,546	COVENTRY HEALTH CARE INC (b)	100,005	54,815
11,700	COVIDIEN PLC	483,628	470,223
3,300	CR BARD INC	236,850	268,719
3,225	DAVITA INC (b)	123,269	222,622
3,700	DENDREON CORP (b)	104,079	152,366
3,700	DENTSPLY INTERNATIONAL INC	102,583	118,289
3,800	EDWARDS LIFESCIENCES CORP (b)	118,152	254,790
25,494	ELI LILLY CO	988,993	931,296
5,300	ENDO PHARMACEUTICALS HLDGS (b)	116,324	176,172
13,800	EXPRESS SCRIPTS INC (b)	329,552	672,060
12,650	FOREST LABORATORIES INC (b)	365,314	391,265
1,600	GEN PROBE INC (b)	66,869	77,536
6,600	GENZYME CORP (b)	381,430	467,214
23,860	GILEAD SCIENCES INC (b)	603,150	849,655
9,200	HEALTH MGMT ASSOCIATES INC (b)	59,662	70,472
2,450	HEALTH NET INC (b)	64,669	66,616
1,900	HENRY SCHEIN INC (b)	86,167	111,302
1,300	HILL ROM HOLDINGS INC	38,228	46,657
3,700	HILLENBRAND INC	88,840	79,587
8,108	HOLOGIC INC (b)	180,379	129,809
6,405	HOSPIRA INC (b)	231,083	365,149

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
September 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Healthcare (Cont’d):
4,800	HUMAN GENOME SCIENCES INC (b)	$116,208	142,992
4,100	HUMANA INC (b)	46,352	205,984
1,400	IDEXX LABORATORIES INC (b)	60,410	86,408
3,400	ILLUMINA INC (b)	140,152	167,280
900	INTUITIVE SURGICAL INC (b)	221,425	255,366
73,984	JOHNSON + JOHNSON	2,904,400	4,584,049
1,931	KINETIC CONCEPTS INC (b)	71,019	70,636
8,800	KING PHARMACEUTICALS INC (b)	93,510	87,648
1,900	LABORATORY CORP AMER HLDGS (b)	100,721	149,017
5,773	LIFE TECHNOLOGIES CORP (b)	181,311	269,541
2,925	LINCARE HLDGS INC	58,492	73,388
8,000	MCKESSON CORP	339,002	494,240
12,056	MEDCO HEALTH SOLUTIONS INC (b)	238,755	627,635
1,900	MEDNAX INC (b)	110,240	101,270
31,550	MEDTRONIC INC	448,479	1,059,449
80,478	MERCK CO INC	2,270,379	2,962,395
7,500	MYLAN INC (b)	87,384	141,075
600	MYRIAD GENETICS INC (b)	22,005	9,846
1,200	OMNICARE INC	29,082	28,656
4,200	PATTERSON COS INC	117,791	120,330
2,900	PERRIGO CO	109,545	186,238
210,190	PFIZER INC	2,104,015	3,608,962
5,400	PHARMACEUTICAL PRODUCT DEVEL	115,907	133,866
3,965	QUEST DIAGNOSTICS INC	159,250	200,114
4,000	RESMED INC (b)	81,990	131,240
12,600	SERVICE CORP INTERNATIONAL	90,438	108,612
8,639	ST JUDE MEDICAL INC (b)	254,799	339,858
7,200	STRYKER CORP	119,192	360,360
5,600	SXC HEALTH SOLUTIONS CORP (b)	208,712	204,232
12,900	TENET HEALTHCARE CORP (b)	56,567	60,888
10,300	THERMO FISHER SCIENTIFIC INC (b)	318,047	493,164
1,200	UNITED THERAPEUTICS CORP (b)	50,361	67,212
29,102	UNITEDHEALTH GROUP INC	621,269	1,021,771
4,136	UNIVERSAL HEALTH SERVICES	96,639	160,725
1,959	VALEANT PHARMACEUTICALS INTL (b)	25,273	49,073
5,000	VARIAN MEDICAL SYSTEMS INC (b)	184,300	302,500
2,400	VCA ANTECH INC (b)	71,120	50,616
5,000	VERTEX PHARMACEUTICALS INC (b)	140,315	172,850
2,300	WARNER CHILCOTT PLC CLASS A	55,996	51,612
2,600	WATERS CORP (b)	60,997	184,028
3,175	WATSON PHARMACEUTICALS INC (b)	79,361	134,334
2,666	WEBMD HEALTH CORP (b)	58,227	132,953
10,549	WELLPOINT INC (b)	394,676	597,495
5,974	ZIMMER HOLDINGS INC (b)	319,510	312,619
		25,219,296	36,532,621	11.68%
Industrials:
18,450	3M CO	1,287,872	1,599,800
2,800	AECOM TECHNOLOGY CORP (b)	81,858	67,928
4,210	AGCO CORP (b)	174,615	164,232
2,300	AMETEK INC	73,221	109,871
8,600	AMR CORP (b)	63,411	53,922
3,300	APOLLO GROUP INC (b)	209,131	169,455

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
September 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Industrials (Cont’d):
1,700	AVERY DENNISON CORP	$90,518	63,104
3,400	BABCOCK + WILCOX COMPANY (b)	63,846	72,352
2,000	BE AEROSPACE INC (b)	58,542	60,620
20,200	BOEING CO	570,875	1,344,108
1,700	BUCYRUS INTERNATIONAL INC	47,502	117,895
5,000	C H ROBINSON WORLDWIDE INC	254,053	349,600
1,600	CAREER EDUCATION CORP (b)	26,824	34,352
3,000	CARLISLE COS INC	76,640	89,850
18,204	CATERPILLAR INC	688,528	1,432,291
2,500	CHICAGO BRIDGE + IRON NY SHR (b)	50,995	61,125
3,700	CINTAS CORP	122,389	101,935
2,027	CON WAY INC	44,529	62,817
4,300	CONTINENTAL AIRLINES INC (b)	102,190	106,812
3,900	CONVERGYS CORP (b)	69,089	40,755
2,600	COOPER INDUSTRIES PLC	116,697	127,218
700	COPA HOLDINGS SA	26,884	37,737
4,500	COVANTA HOLDING CORP	119,422	70,875
3,948	CRANE CO	66,572	149,787
9,300	CSX CORP	97,923	514,476
5,800	CUMMINS INC	172,148	525,364
11,200	DANAHER CORP	256,759	454,832
11,200	DEERE + CO	438,491	781,536
26,450	DELTA AIRLINES INC (b)	248,442	307,878
1,978	DEVRY INC DEL	93,134	97,337
1,600	DONALDSON CO INC	63,715	75,408
5,925	DOVER CORP	251,755	309,344
1,987	DUN + BRADSTREET CORP	49,383	147,316
4,300	EATON CORP	166,977	354,707
19,500	EMERSON ELECTRIC CO	598,053	1,026,870
1,397	ENERGIZER HOLDINGS INC (b)	87,823	93,920
5,400	EXPEDITORS INTL WASH INC	208,985	249,642
400	FACTSET RESEARCH SYSTEMS INC	26,742	32,452
3,600	FASTENAL CO	139,138	191,484
9,353	FEDEX CORP	358,844	799,682
1,600	FIRST SOLAR INC (b)	218,286	235,760
1,300	FLOWSERVE CORP	119,620	142,246
4,250	FLUOR CORP	127,616	210,503
2,300	FTI CONSULTING INC (b)	119,264	79,787
900	GARDNER DENVER INC	50,054	48,312
1,400	GATX CORPORATION	24,276	41,048
700	GENERAL CABLE CORP (b)	50,306	18,984
8,500	GENERAL DYNAMICS CORP	386,554	533,885
284,800	GENERAL ELECTRIC CO	5,691,867	4,628,000
1,700	GENPACT LTD (b)	27,625	30,141
1,000	GLOBAL PAYMENTS INC	33,115	42,890
3,200	GOODRICH CORP	95,088	235,936
4,100	GRACO INC	162,258	130,093
8,400	H+R BLOCK INC	103,744	108,780
2,200	HARSCO CORP	59,517	54,076
2,200	HEWITT ASSOCIATES INC (b)	70,939	110,946
17,600	HONEYWELL INTERNATIONAL INC	471,639	773,344
2,400	HUBBELL INC	102,187	121,800
2,100	HUNT (JB) TRANSPRT SVCS INC	40,530	72,870

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
September 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Industrials (Cont’d):
2,500	IDEX CORP	$58,238	88,775
12,624	ILLINOIS TOOL WORKS INC	530,139	593,580
6,800	INGERSOLL RAND PLC	258,998	242,828
5,400	IRON MOUNTAIN INC	121,527	120,636
3,600	ITT CORP NEW	168,296	168,588
1,300	ITT EDUCATIONAL SERVICES INC (b)	52,038	91,351
3,000	JABIL CIRCUIT INC	49,755	43,230
4,468	JACOBS ENGINEERING GROUP INC (b)	138,179	172,912
4,338	JOY GLOBAL INC	234,828	305,048
2,900	KANSAS CITY SOUTHERN (b)	46,328	108,489
3,800	KBR INC	78,280	93,632
3,300	L 3 COMMUNICATIONS HLDG CORP	220,484	238,491
1,200	LANDSTAR SYSTEM INC	38,351	46,344
1,100	LINCOLN ELECTRIC HOLDINGS INC	60,456	63,602
7,900	LOCKHEED MARTIN CORP	527,289	563,112
13,500	MANITOWOC COMPANY INC (b)	130,073	163,485
2,475	MANPOWER INC	96,158	129,195
8,800	MASCO CORP	173,216	96,888
6,800	MCDERMOTT INTL INC (b)	64,092	100,504
2,500	MOLEX INC	68,986	52,325
4,900	MONSTER WORLDWIDE INC (b)	76,056	63,504
2,800	NAVISTAR INTERNATIONAL (b)	116,320	122,192
9,760	NORFOLK SOUTHERN CORP	347,169	580,818
8,160	NORTHROP GRUMMAN CORP	460,053	494,741
2,300	OSHKOSH CORP (b)	74,375	63,250
2,600	OWENS CORNING NEW (b)	59,847	66,638
9,189	PACCAR INC	122,594	442,450
2,200	PALL CORP	55,214	91,608
3,950	PARKER HANNIFIN CORP	212,565	276,737
2,200	PENTAIR INC	72,761	73,986
5,700	PITNEY BOWES INC	182,172	121,866
4,600	PRECISION CASTPARTS CORP	369,776	585,810
5,300	QUANTA SERVICES INC (b)	92,074	101,124
10,100	RAYTHEON CO	403,423	461,671
2,200	RELIANCE STEEL + ALUMINUM CO	61,215	91,366
8,022	REPUBLIC SERVICES INC	141,864	244,591
3,300	ROBERT HALF INTL INC	85,171	85,800
5,250	ROCKWELL AUTOMATION INC	73,987	324,083
6,514	ROCKWELL COLLINS INC	230,297	379,441
1,600	ROPER INDUSTRIES INC	104,136	104,288
6,000	RR DONNELLEY + SONS CO	177,337	101,760
1,800	SHAW GROUP INC (b)	92,083	60,408
15,375	SOUTHWEST AIRLINES CO	117,253	200,951
1,300	SPIRIT AEROSYSTEMS HLDGS INC (b)	24,954	25,909
1,400	SPX CORP	92,591	88,592
3,780	STERICYCLE INC (b)	200,051	262,634
600	STRAYER EDUCATION INC	126,138	104,700
4,700	SUNPOWER CORP CLASS A (b)	185,238	67,680
1,100	TEEKAY CORP	31,416	29,403
500	TELEFLEX INC	22,515	28,390
2,700	TEREX CORP (b)	90,082	61,884
6,750	TEXTRON INC	147,724	138,780

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
September 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Industrials (Cont’d):
1,790	TOTAL SYSTEM SERVICES INC	$55,518	27,280
1,200	TRANSDIGM GROUP INC (b)	73,716	74,460
1,500	TRINITY INDUSTRIES INC	41,498	33,405
11,000	TYCO INTERNATIONAL LTD	406,764	404,030
14,400	UNION PACIFIC CORP	607,176	1,177,920
1,700	UNITED CONTINENTAL HOLDINGS (b)	35,615	40,171
17,440	UNITED PARCEL SERVICE INC	1,105,845	1,163,074
26,350	UNITED TECHNOLOGIES CORP	1,231,705	1,876,911
2,500	URS CORP (b)	94,338	94,950
2,000	USG CORP (b)	12,350	26,380
4,100	UTI WORLDWIDE INC	50,357	65,928
557	VISHAY PRECISION GROUP (b)	5,692	8,695
1,900	WALTER ENERGY INC	44,977	154,451
1,100	WASTE CONNECTIONS INC (b)	29,915	43,626
11,750	WASTE MANAGEMENT INC	234,223	419,945
1,700	WW GRAINGER INC	74,317	202,487
		27,567,149	35,313,870	11.29%
Information technology:
14,500	ACCENTURE PLC CL A (b)	575,232	616,105
15,400	ACTIVISION BLIZZARD INC	141,131	166,628
14,524	ADOBE SYSTEMS INC (b)	368,313	379,803
14,300	ADVANCED MICRO DEVICES INC (b)	64,279	101,673
9,900	AGILENT TECHNOLOGIES INC (b)	233,287	330,363
3,300	AKAMAI TECHNOLOGIES INC (b)	45,920	165,594
1,900	ALLIANCE DATA SYSTEMS CORP (b)	92,734	123,994
6,400	ALTERA CORP	120,963	193,024
7,600	AMDOCS LTD (b)	221,261	217,816
4,000	AMPHENOL CORP CL A	168,180	195,920
9,400	ANALOG DEVICES INC	135,404	294,972
2,600	ANSYS INC (b)	90,242	109,850
2,793	AOL INC (b)	56,124	69,127
24,000	APPLE INC (b)	1,593,036	6,810,000
33,100	APPLIED MATERIALS INC	443,417	386,608
2,200	ARROW ELECTRONICS INC (b)	73,136	58,806
6,586	AUTODESK INCORPORATED (b)	207,114	210,554
12,466	AUTOMATIC DATA PROCESSING INC	435,900	523,946
3,600	AVNET INC (b)	98,190	97,236
4,550	BMC SOFTWARE INC (b)	89,322	184,184
13,212	BROADCOM CORP	246,055	467,573
3,080	BROADRIDGE FINANCIAL SOLUTIONS INC	52,817	70,440
10,925	CA INC	208,510	230,736
13,200	CADENCE DESIGN SYS INC (b)	171,534	100,716
2,000	CERNER CORP (b)	129,491	167,980
153,850	CISCO SYSTEMS INC (b)	1,079,071	3,369,315
4,534	CITRIX SYSTEMS INC (b)	56,437	309,400
8,800	COGNIZANT TECHNOLOGY SOLUTIONS (b)	194,203	567,336
2,074	COMMSCOPE INC (b)	90,418	49,237
5,322	COMPUTER SCIENCES CORP	246,664	244,812
8,000	COMPUWARE CORP (b)	54,024	68,240
44,300	CORNING INC	556,143	809,804
2,300	CREE RESEARCH INC (b)	79,378	124,867
2,700	CYPRESS SEMICONDUCTOR CORP (b)	8,499	33,966

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
September 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Information technology (Cont’d):
45,550	DELL INC (b)	$1,017,171	590,328
32,200	EBAY INC (b)	385,307	785,680
9,900	ELECTRONIC ARTS INC (b)	355,096	162,657
50,910	EMC CORP/MASS (b)	449,879	1,033,982
1,000	EQUINIX INC (b)	77,505	102,350
1,400	F5 NETWORKS INC (b)	32,375	145,334
1,600	FAIRCHILD SEMICONDUCTOR INTL (b)	21,840	15,040
9,402	FIDELITY NATL INFORMATION SVC	170,292	255,076
4,650	FISERV INC (b)	142,355	250,263
4,100	FLIR SYSTEMS INC (b)	127,455	105,370
6,367	GOOGLE INC (b)	2,262,537	3,347,705
2,800	HARRIS CORP	37,337	124,012
60,227	HEWLETT PACKARD CO	1,235,397	2,533,750
2,710	IAC/INTERACTIVE CORP (b)	66,598	71,192
1,200	IHS INC (b)	65,421	81,600
6,300	INGRAM MICRO INC (b)	83,129	106,218
149,900	INTEL CORP	1,028,169	2,882,577
9,100	INTERSIL CORP	137,970	106,379
34,100	INTL BUSINESS MACHINES CORP	3,008,793	4,574,174
9,500	INTUIT INC (b)	237,668	416,195
1,000	ITRON INC (b)	56,573	61,230
14,267	JUNIPER NETWORKS INC (b)	289,096	433,003
6,100	KLA TENCOR CORP	210,231	214,903
3,000	LAM RESEARCH CORP (b)	83,706	125,550
2,371	LENDER PROCESSING SERVICES INC	76,903	78,788
3,800	LEXMARK INTERNATIONAL INC (b)	106,458	169,556
8,200	LINEAR TECHNOLOGY CORP	205,881	251,986
28,600	LSI CORP (b)	120,263	130,416
20,700	MARVELL TECHNOLOGY GROUP LTD (b) (d)	274,315	362,457
2,500	MASTERCARD INC	336,021	560,000
7,000	MAXIM INTEGRATED PRODUCTS INC	125,147	129,570
3,900	MCAFEE INC (b)	96,027	184,314
6,914	MEMC ELECTRONIC MATERIALS INC (b)	212,290	82,415
1,300	METTLER TOLEDO INTERNATIONAL INC (b)	87,484	161,772
5,400	MICROCHIP TECHNOLOGY INC	101,340	169,830
19,100	MICRON TECHNOLOGY INC (b)	94,334	137,711
3,000	MICROS SYSTEMS INC (b)	107,555	126,990
200,950	MICROSOFT CORP	2,514,524	4,921,266
70,200	MOTOROLA INC (b)	444,032	598,806
6,600	NATIONAL SEMICONDUCTOR CORP	102,715	84,282
4,000	NCR CORPORATION (b)	85,604	54,520
8,800	NETAPP INC (b)	216,784	438,152
5,200	NOVELL INC (b)	31,071	31,044
2,800	NOVELLUS SYSTEMS INC (b)	70,810	74,424
7,100	NUANCE COMMUNICATIONS INC (b)	101,494	111,044
16,650	NVIDIA CORP (b)	175,158	194,472
10,700	ON SEMICONDUCTOR CORP (b)	93,650	77,147
100,062	ORACLE CORP	584,268	2,686,665
7,266	PAYCHEX INC	101,485	199,742
3,400	PERKINELMER INC	53,706	78,676
3,200	PMC SIERRA INC (b)	26,160	23,552
5,700	QLOGIC CORP (b)	82,128	100,548

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
September 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Information technology (Cont’d):
45,150	QUALCOMM INC	$1,290,482	2,037,168
4,500	RAMBUS INC DEL (b)	79,087	93,780
4,200	RED HAT INC (b)	61,669	172,200
2,300	ROVI CORP (b)	55,715	115,943
9,100	SAIC INC (b)	172,102	145,418
2,600	SALESFORCE COM INC (b)	124,820	290,680
7,800	SANDISK CORP (b)	118,234	285,870
13,800	SEAGATE TECHNOLOGY (b)	141,660	162,564
1,600	SKYWORKS SOLUTIONS INC (b)	28,624	33,088
5,400	SOLERA HOLDINGS INC	212,544	238,464
21,819	SYMANTEC CORP (b)	187,612	330,994
4,200	SYNOPSYS INC (b)	88,560	104,034
11,950	TELLABS INC	70,500	89,028
4,500	TERADATA CORP (b)	73,317	173,520
4,400	TERADYNE INC (b)	40,150	49,016
36,100	TEXAS INSTRUMENTS INC	740,995	979,754
3,800	TRIMBLE NAVIGATION LTD (b)	87,764	133,152
6,800	VERISIGN INC (b)	137,208	215,832
12,000	VISA INC CLASS A SHARES	954,352	891,120
7,800	VISHAY INTERTECHNOLOGY INC (b)	48,931	75,504
1,100	VISTAPRINT NV (b)	54,168	42,515
1,500	VMWARE INC (b)	47,285	127,410
5,900	WESTERN DIGITAL CORP (b)	91,433	167,501
18,044	WESTERN UNION CO	160,005	318,837
41,807	XEROX CORP	336,716	432,702
6,750	XILINX INC	47,180	179,618
34,840	YAHOO INC (b)	524,508	493,683
		32,611,546	56,974,732	18.22%
Materials:
5,575	AIR PRODUCTS + CHEMICALS INC	341,531	461,722
1,900	AIRGAS INC	100,686	129,105
4,316	AK STEEL HOLDING CORP	137,899	59,604
1,900	ALBEMARLE CORP	53,108	88,939
27,800	ALCOA INC	511,326	336,658
2,500	ALLEGHENY TECHNOLOGIES INC	61,863	116,125
2,900	ALPHA NATURAL RESOURCES INC (b)	89,756	119,335
800	APTARGROUP INC	27,324	36,536
4,900	ARCH COAL INC	44,088	130,879
1,600	ASHLAND INC	47,358	78,032
3,032	BALL CORP	70,662	178,433
4,200	BEMIS CO INC	93,645	133,350
2,600	CELANESE CORP SERIES A	126,875	83,460
2,300	CF INDUSTRIES HOLDINGS INC	203,768	219,650
3,500	CLIFFS NATURAL RESOURCES INC	98,835	223,720
500	COMPASS MINERALS INTERNATIONAL INC	27,453	38,310
6,300	CROWN HOLDINGS INC (b)	128,704	180,558
3,537	CYTEC INDUSTRIES INC	195,563	199,416
1,000	DOMTAR CORP	52,480	64,580
31,150	DOW CHEMICAL CO	886,606	855,379
23,625	DU PONT EI DE NEMOURS + CO	799,956	1,054,148
1,938	EAGLE MATERIALS INC	37,630	45,931
1,500	EASTMAN CHEMICAL COMPANY	58,012	111,000

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
September 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Materials (Cont’d):
5,871	ECOLAB INC	$222,515	297,895
1,900	FMC CORP	113,204	129,979
11,348	FREEPORT MCMORAN COPPER + GOLD	601,812	969,006
1,700	GREIF INC	77,348	100,028
5,100	HUNTSMAN CORP	96,099	58,956
14,031	INTERNATIONAL PAPER CO	261,172	305,174
3,683	INTL FLAVORS + FRAGRANCES INC	79,231	178,699
1,000	INTREPID POTASH INC (b)	30,875	26,070
3,100	JARDEN CORP	77,025	96,503
1,500	LUBRIZOL CORP	72,108	158,955
700	MARTIN MARIETTA MATERIALS INC	27,965	53,879
6,975	MEADWESTVACO CORP	124,312	170,051
14,515	MONSANTO CO NEW	392,660	695,704
3,900	MOSAIC CO/THE	88,490	229,164
11,945	NEWMONT MINING CORP	300,671	750,265
9,100	NUCOR CORP	237,999	347,620
3,950	OWENS ILLINOIS INC (b)	57,616	110,837
3,200	PACKAGING CORP OF AMERICA	55,674	74,144
3,850	PACTIV CORP (b)	52,072	126,973
5,186	PPG INDUSTRIES INC	252,007	377,541
7,650	PRAXAIR INC	343,228	690,489
4,648	RAYONIER INC	104,763	232,958
2,600	ROYAL GOLD INC	115,996	129,584
6,000	RPM INTERNATIONAL INC	61,643	119,520
700	SCOTTS MIRACLE GRO CO	25,183	36,211
3,400	SEALED AIR CORP NEW	82,806	76,432
3,200	SIGMA ALDRICH	187,446	193,216
4,800	SONOCO PRODUCTS CO	114,335	160,512
5,900	SOUTHERN COPPER CORP	104,916	207,208
3,600	STEEL DYNAMICS INC	87,525	50,796
2,000	TEMPLE INLAND INC	22,890	37,320
2,349	TITANIUM METALS CORP (b)	62,648	46,886
3,100	UNITED STATES STEEL CORP	160,947	135,904
3,200	VALSPAR CORP	68,240	101,920
2,957	VULCAN MATERIALS CO	159,237	109,172
		9,117,777	12,530,439	4.00%
Telecommunication services:
10,050	AMERICAN TOWER CORP (b)	245,927	515,163
156,715	AT+T INC	3,952,780	4,482,049
9,119	CENTURYLINK INC	250,897	359,836
7,300	CROWN CASTLE INTL CORP (b)	152,053	322,295
3,040	ECHOSTAR CORP (b)	67,049	58,003
29,139	FRONTIER COMMUNICATIONS CORP	239,800	238,066
8,000	JDS UNIPHASE CORP (b)	111,480	99,120
2,700	LEAP WIRELESS INTL INC (b)	63,488	33,345
8,353	LIBERTY GLOBAL INC (b)	185,541	257,356
4,800	NEUSTAR INC (b)	79,848	119,328
4,100	NII HLDGS INC (b)	83,778	168,510
39,500	QWEST COMMUNICATIONS INTL INC	190,631	247,665
3,100	SBA COMMUNCATIONS CORP (b)	83,846	124,930
79,966	SPRINT NEXTEL CORP (b)	295,284	370,243
2,700	TELEPHONE + DATA SYSTEMS INC	72,097	88,560
4,500	TW TELECOM INC (b)	50,425	83,565

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
September 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Telecommunication services (Cont’d):
1,780	UNITED STATES CELLULAR CORP (b)	$89,053	81,827
73,383	VERIZON COMMUNICATIONS	2,249,651	2,391,552
11,424	WINDSTREAM CORP	138,133	140,401
		8,601,759	10,181,813	3.25%
Utilities:
16,567	AES CORP (b)	226,300	188,035
4,500	AGL RESOURCES INC	135,198	172,620
5,800	ALLEGHENY ENERGY INC	242,823	142,216
1,000	ALLIANT ENERGY CORP	24,835	36,350
7,000	AMEREN CORP	250,596	198,800
10,900	AMERICAN ELECTRIC POWER INC	348,057	394,907
5,900	AMERICAN WATER WORKS	124,199	137,293
3,488	AQUA AMERICA INC	67,899	71,155
8,600	CALPINE CORP (b)	57,319	107,070
5,800	CENTERPOINT ENERGY INC	66,308	91,176
10,200	CMS ENERGY CORP	144,342	183,804
6,600	CONSOLIDATED EDISON INC	273,555	318,252
4,615	CONSTELLATION ENERGY GROUP INC	191,729	148,788
14,962	DOMINION RESOURCES INC/VA	529,686	653,241
1,100	DPL INC	24,481	28,743
5,300	DTE ENERGY CO	213,573	243,429
40,113	DUKE ENERGY HLDG CORP	550,659	710,401
8,525	EDISON INTERNATIONAL	182,117	293,175
4,764	ENTERGY CORP NEW	192,987	364,589
4,000	EQT CORP	132,900	144,240
16,232	EXELON CORP	734,097	691,159
7,016	FIRSTENERGY CORP	357,121	270,397
2,800	GREAT PLAINS ENERGY INC	43,498	52,920
1,300	HAWAIIAN ELECTRIC INDS INC	24,005	29,302
3,300	INTEGRYS ENERGY GROUP INC	164,560	171,798
3,500	ITC HOLDINGS CORP	154,844	217,875
10,600	MDU RESOURCES GROUP INC	242,945	211,470
600	MIRANT CORP NEW (b)	20,589	5,976
2,900	NALCO HLDG CO	58,310	73,109
1,500	NATIONAL FUEL GAS CO N J	38,322	77,715
13,472	NEXTERA ENERGY INC	663,198	732,742
7,800	NISOURCE INC	128,106	135,720
2,600	NORTHEAST UTILITIES	64,649	76,882
9,000	NRG ENERGY INC (b)	211,851	187,380
2,700	NSTAR	92,265	106,245
6,200	NV ENERGY INC	76,954	81,530
2,400	OGE ENERGY CORP	43,344	95,688
4,100	ONEOK INC NEW	155,972	184,664
700	ORMAT TECHNOLOGIES INC	27,311	20,419
9,400	P G E CORP	213,041	426,948
6,028	PEPCO HOLDINGS INC	119,419	112,121
6,300	PETROHAWK ENERGY CORP (b)	154,795	101,682
2,400	PINNACLE WEST CAPITAL CORP	71,637	99,048
11,487	PPL CORP	361,188	312,791
6,131	PROGRESS ENERGY INC	230,254	272,339
13,084	PUBLIC SERVICE ENTERPRISE GROUP	400,201	432,819
5,100	QUESTAR CORP	18,969	89,403

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
September 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Utilities (Cont’d):
15,600	RRI ENERGY INC (b)	$147,247	55,380
4,800	SCANA CORP	166,536	193,536
7,500	SEMPRA ENERGY	382,851	403,500
23,059	SOUTHERN CO	654,686	858,717
2,200	SOUTHERN UNION CO NEW	28,347	52,932
19,654	SPECTRA ENERGY CORP	353,549	443,198
7,600	TECO ENERGY INC	90,842	131,632
3,100	UGI CORP NEW	51,203	88,691
1,400	WESTSTAR ENERGY INC	25,767	33,922
3,410	WISCONSIN ENERGY CORP	103,459	197,098
8,225	XCEL ENERGY INC	120,294	188,928
		10,975,785	12,545,959	4.01%
Cash equivalents:
1,068,402	SSGA MONEY MARKET FUND, current rate 0.00%	1,068,402	1,068,402
		1,068,402	1,068,402	0.34%
	Grand total (c)	$228,552,781	312,574,612	99.90%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
September 30, 2010

Notes to investments in securities:

(a)	Securities are valued in accordance with procedures described in note 2 to the December 31, 2009 financial statements.
(b)	Currently non-income producing assets.
(c)

At September 30, 2010, the cost for Federal income tax purposes was $228,908,899. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:

Gross unrealized appreciation	$95,932,480
Gross unrealized depreciation	(12,266,767)
Net unrealized appreciation	$83,665,713

(d)

Foreign security values are stated in U.S. dollars. As of September 30, 2010 the value of foreign stocks or depository receipts of companies based outside of the United States represented 0.17% of net assets.

Other information:

Fair value is an estimate of the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for inputs and to establish classification of fair value measurements for disclosure purposes. - Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using an evaluated price from a third party provider. Evaluated prices may be determined by factors which include, but are not limited to, market quotations, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00 pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s assets carried at fair value:

Investment Type	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Cash Equivalents
STIF-type Instruments	$0.00	$1,068,402.10	$0.00	$1,068,402.10
Total Cash Equivalents	$0.00	$1,068,402.10	$0.00	$1,068,402.10
Equities
Common Stock	$304,270,740.90	$0.00	$0.00	$304,270,740.90
Common Stock Unit	527,298.00	0.00	0.00	527,298.00
Real Estate Inv Trust	6,708,171.41	0.00	0.00	6,708,171.41
Total Equities	$311,506,210.31	$0.00	$0.00	$311,506,210.31
Total Investments	$311,506,210.31	$1,068,402.10	$0.00	$312,574,612.41

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
September 30, 2010

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets
Common stocks:
Consumer discretionary:
7,303	AFC ENTERPRISES INC (b)	$46,210	90,557
20,039	CACHE INC (b)	102,394	102,199
31,800	CENTURY CASINOS INC (b)	56,023	65,826
8,820	CHEROKEE INC (b)	159,422	160,877
17,750	CHRISTOPHER + BANKS CORP	115,108	140,403
201,813	COMMERCIAL VEHICLE GROUP INC (b)	1,280,525	2,054,456
39,306	COST PLUS INC/CALIFORNIA (b)	100,320	163,120
125,000	DENNYS CORP (b)	486,880	388,750
25,245	DGSE COMPANIES INC (b)	53,897	92,144
184,088	DOLAN CO/THE (b)	1,881,819	2,093,081
49,000	DR HORTON INC	563,357	544,880
6,698	DXP ENTERPRISES INC (b)	103,879	127,128
233,806	ENTERCOM COMMUNICATIONS CORP (b)	1,394,840	1,837,715
171,525	EXIDE TECHNOLOGIES (b)	996,749	821,605
32,000	GAYLORD ENTERTAINMENT CO (b)	812,882	976,000
49,602	GENESCO INC (b)	1,305,423	1,482,108
284,200	HANCOCK FABRICS INC (b)	405,103	449,036
26,500	HANESBRANDS INC (b)	605,173	685,290
31,037	JO ANN STORES INC (b)	486,295	1,382,698
103,489	KNOLOGY INC (b)	814,022	1,389,857
29,000	MADISON SQUARE GARDEN INC (b)	550,228	611,320
8,530	MDC PARTNERS INC CL A (b)	100,501	114,046
35,760	MOTORCAR PARTS OF AMERICA INC (b)	193,256	310,397
5,000	NATIONAL PRESTO INDS INC	553,356	532,350
8,490	O CHARLEYS INC (b)	55,182	61,043
50,000	ORIENT EXPRESS HOTELS LTD (b)	752,944	557,500
42,580	OUTDOOR CHANNEL HOLDINGS INC (b)	257,082	235,467
7,447	OXFORD INDUSTRIES INC	156,458	177,090
11,150	PC CONNECTION INC (b)	67,079	76,155
7,953	PEP BOYS MANNY MOE & JACK	69,260	84,143
27,000	PETSMART INC	584,596	945,000
63,000	PULTE GROUP INC (b)	735,853	551,880
123,899	RC2 CORP (b)	2,011,950	2,595,684
41,450	ROCKY BRANDS INC (b)	348,180	315,849
16,387	SINCLAIR BROADCAST GROUP (b)	82,427	115,037
13,000	SNAP ON INC	589,135	604,630
19,327	STAMPS COM INC (b)	190,239	251,251
25,607	STANDARD MOTOR PRODS	234,934	269,642
17,793	TANDY LEATHER FACTORY INC	81,842	80,246
30,000	TOLL BROTHERS INC (b)	583,560	570,600
11,599	TUESDAY MORNING CORP (b)	43,597	55,327
13,000	VAIL RESORTS INC (b)	472,042	487,760
49,643	WABTEC CORP	1,594,900	2,372,439
20,391	WMS INDUSTRIES INC (b)	805,678	776,285
60,582	WOLVERINE WOLD WIDE INC	1,663,345	1,757,484
30,000	WYNDHAM WORLDWIDE CORP	766,350	824,100
		25,314,295	30,380,454	13.39%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
September 30, 2010

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer staples:
13,297	CHIQUITA BRANDS INTL INC (b)	$170,958	176,052
21,000	DR PEPPER SNAPPLE GROUP INC	329,293	745,920
27,000	FLOWERS FOODS INC	511,723	670,680
11,394	MEDIFAST INC (b)	286,090	309,119
33,382	OMEGA PROTEIN CORP (b)	171,106	191,613
25,000	ORCHIDS PAPER PRODS CO DEL (b)	457,892	361,250
65,000	SALLY BEAUTY HOLDINGS INC (b)	562,956	728,000
2,461	SENECA FOODS CORP NEW (b)	57,364	64,454
51,650	SPARTAN STORES INC	696,730	748,925
37,225	TREEHOUSE FOODS INC (b)	1,437,300	1,716,073
		4,681,412	5,712,085	2.52%
Energy:
11,000	CONTANGO OIL + GAS CO (b)	491,222	551,760
10,000	DRIL QUIP INC (b)	474,728	621,100
36,000	EXCO RESOURCES INC	599,107	535,320
22,000	FOSTER WHEELER AG (b)	462,159	538,120
11,429	GASTAR EXPLORATION LTD (b)	51,174	45,945
178,489	GMX RESOURCES INC (b)	1,163,827	867,457
340,670	HERCULES OFFSHORE INC (b)	1,661,536	902,776
30,000	OASIS PETROLEUM INC (b)	507,417	581,100
76,166	PENN VIRGINIA CORP	1,387,658	1,221,703
52,072	SUPERIOR ENERGY SERVICES INC (b)	1,001,997	1,389,802
129,586	TESCO CORP (b)	1,306,204	1,558,920
185,133	VAALCO ENERGY INC (b)	1,033,570	1,062,663
35,000	WILLBROS GROUP INC (b)	554,188	320,950
		10,694,787	10,197,614	4.49%
Financials:
31,935	ABINGTON BANCORP INC	278,003	336,595
98,912	AMTRUST FINANCIAL SERVICES	985,223	1,436,202
23,000	ARTHUR J GALLAGHER + CO	447,631	606,510
23,350	ASPEN INSURANCE HOLDINGS LTD	505,844	707,038
16,474	ASSOCIATED ESTATES REALTY CP (b)	218,755	230,307
336,650	BANNER CORPORATION	673,300	727,164
6,200	BERKSHIRE HILLS BANCORP INC	136,967	117,552
136,050	BOSTON PRIVATE FINL HOLDING	829,905	889,767
13,140	BROOKLINE BANCORP INC	123,546	131,137
52,900	CAPLEASE INC	99,337	295,711
46,095	CHESAPEAKE LODGING TRUST	758,592	754,114
25,976	COGDELL SPENCER INC	163,618	164,168
35,330	COMMUNITY TRUST BANCORP INC	986,982	957,090
40,000	CORELOGIC INC	809,814	766,400
33,575	CORPORATE OFFICE PROPERTIES	1,039,656	1,252,683
42,307	DELPHI FINANCIAL GROUP INC	947,862	1,057,252
13,279	EDUCATION REALTY TRUST INC	80,072	94,945

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
September 30, 2010

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
50,000	EPOCH HOLDING CORP	$662,894	644,000
38,000	FIRST AMERICAN FINANCIAL	525,198	567,720
122,358	FIRST MERCHANTS CORP	703,559	933,592
77,000	FIRST NIAGARA FINANCIAL GROUP INC	1,110,190	897,050
17,650	FIRST POTOMAC REALTY TRUST	191,130	264,750
37,000	FORESTAR GROUP INC (b)	757,077	630,850
14,629	GLIMCHER REALTY TRUST	92,580	89,968
32,895	HALLMARK FINL SERVICES INC (b)	228,631	287,502
6,271	HERITAGE FINANCIAL CORP (b)	72,117	87,794
18,272	HFF INC CLASS A (b)	139,290	169,564
34,080	HOME FEDERAL BANCORP INC/MD	450,267	414,754
39,450	HORACE MANN EDUCATORS	455,896	701,421
7,470	HORIZON BANCORP INDIANA	100,149	171,735
32,116	IBERIABANK CORP	1,645,096	1,605,158
91,487	ITEX CORP	331,361	441,427
24,000	LEGG MASON INC	598,797	727,440
35,586	MB FINANCIAL INC	481,089	577,205
136,190	MEDICAL PROPERTIES TRUST INC	1,334,272	1,380,967
6,600	MIDSOUTH BANCORP INC	97,614	93,390
98,706	MISSION WEST PROPERTIES INC	685,178	669,227
15,375	NATIONAL FINANCIAL PARTNERS (b)	176,331	194,801
59,495	NATIONAL RETAIL PROPERTIES INC	1,006,844	1,493,919
159,681	NORTHWEST BANCSHARES INC	1,596,670	1,786,830
105,077	ORIENTAL FINANCIAL GROUP	1,223,415	1,397,524
7,178	PACIFIC CONTINENTAL CORP	64,948	64,961
13,111	PARK STERLING BANK (b)	80,326	79,322
100,683	PHOENIX COS INC NEW (b)	293,513	211,434
6,442	PINNACLE FINANCIAL PARTNERS INC (b)	79,091	59,202
21,491	PLATINUM UNDERWRITERS HOLDINGS	634,576	935,288
39,936	PRESIDENTIAL LIFE	397,782	391,373
65,110	PRIVATEBANCORP INC	950,241	741,603
43,187	REDWOOD TR INC.	571,296	624,484
128,105	SWS GROUP INC	1,506,456	918,513
27,000	TERRITORIAL BANCORP INC	402,472	454,410
5,178	TOWER BANCORP INC	120,787	104,958
138,587	U STORE IT TRUST	783,847	1,157,201
10,070	UNITED FINANCIAL BANCORP INC	126,155	136,046
8,805	UNIVEST CORP OF PENNSYLVANIA	145,377	153,735
9,969	URSTADT BIDDLE CLASS A	164,127	180,240
35,000	WALTER INVESTMENT MANAGEMENT	465,880	612,150
7,423	WASHINGTON BANKING CO	66,807	102,883
85,159	WESTFIELD FINL INC	873,425	664,240
		31,477,860	34,345,266	15.13%
Healthcare:
36,496	ALPHATEC HOLDINGS INC (b)	146,970	77,736
10,305	AMERICAN DENTAL PARTNERS INC (b)	129,621	124,278
93,902	AMERICAN MEDICAL SYS HLDGS (b)	1,432,789	1,838,601
21,000	AMERISOURCEBERGEN CORP	346,011	643,860

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
September 30, 2010

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets
Healthcare (Cont’d):
21,285	BIOSCRIP INC (b)	$94,580	109,831
32,039	CATALYST HEALTH SOLUTIONS INC (b)	823,343	1,128,093
13,000	COVIDIEN PLC	542,107	522,470
35,100	DEL GLOBAL TECHNOLOGIES CORP (b)	23,846	19,656
14,571	ENZON PHARMACEUTICALS INC (b)	145,647	163,924
23,552	FIVE STAR QUALITY CARE INC (b)	84,224	118,938
44,749	GENOPTIX INC (b)	930,031	635,436
165,964	HEALTHSOUTH CORP (b)	2,709,838	3,186,509
129,130	HEALTHSPRING INC (b)	1,802,655	3,336,719
27,000	HILLROM HOLDINGS	525,200	969,030
13,049	INTEGRAMED AMERICA INC (b)	102,399	122,400
40,210	MARTEK BIOSCIENCES CORP (b)	786,460	909,952
91,905	ORTHOFIX INTERNATIONAL NV (b)	2,082,661	2,887,655
20,000	PATTERSON COS INC	448,311	573,000
18,000	PERRIGO CO	357,095	1,155,960
65,411	PHC INC MASS (b)	89,016	84,380
98,812	REHABCARE GROUP INC (b)	2,655,785	1,997,979
9,400	RURAL/METRO CORP (b)	80,597	79,994
164,424	SUN HEALTHCARE GROUP INC (b)	1,386,617	1,392,671
79,871	ZOLL MED CORP (b)	1,483,441	2,577,437
		19,209,244	24,656,509	10.86%
Industrials:
53,350	ACTUANT CORP	941,753	1,224,916
15,000	ACUITY BRANDS INC	533,328	663,600
27,000	AECOM TECHNOLOGY CORP (b)	628,313	655,020
394,622	AIR TRANSPORT SERVICES GROUP (b)	2,121,555	2,403,248
44,532	APPLIED SIGNAL TECHNOLOGY INC	862,403	1,107,956
36,464	AZZ INC	1,197,313	1,562,118
25,600	BABCOCK + WILCOX COMPANY (b)	580,137	544,768
14,000	BUCYRUS INTERNATIONAL INC	328,428	970,900
6,455	CASCADE CORP	167,661	205,269
32,500	CHICAGO BRIDGE + IRON NY SHR (b)	631,117	794,625
50,000	COLFAX CORP (b)	570,484	743,500
28,000	COVANTA HOLDING CORP	524,966	441,000
44,900	CURTISS WRIGHT CORP	1,618,620	1,360,470
37,368	DHT HOLDINGS INC	145,321	154,330
36,123	DOCUMENT SECURITY SYSTEMS (b)	129,453	121,735
66,882	DUCOMMUN INC	1,369,369	1,456,690
5,400	ENNIS INC	69,365	96,606
20,000	ENPRO INDUSTRIES INC (b)	569,233	625,600
8,500	FLOWSERVE CORP	433,671	930,070
52,715	FORCE PROTECTION INC (b)	240,163	265,684
23,500	FOSTER L B CO (b)	542,920	680,090
16,313	GARDNER DENVER INC	362,684	875,682
185,428	GENCORP INC (b)	897,549	912,306
19,950	GENESEE & WYOMING INC (b)	502,922	865,631
9,177	GP STRATEGIES CORP (b)	62,336	83,419
37,000	GREENBRIER COMPANIES INC (b)	533,907	576,830
32,541	HAWAIIAN HOLDINGS INC (b)	190,221	194,921

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
September 30, 2010

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
70,252	HORNBECK OFFSHORE SERVICES INC (b)	$1,538,017	1,369,211
168,256	ICONIX BRAND GROUP INC (b)	1,972,606	2,944,480
28,964	II VI INC (b)	662,148	1,081,226
107,129	INSITUFORM TECHNOLOGIES INC (b)	1,944,785	2,590,379
40,000	JOHN BEAN TECHNOLOGIES CORP	516,680	644,400
13,500	JOY GLOBAL INC	521,593	949,320
25,000	KANSAS CITY SOUTHERN (b)	582,716	935,250
58,068	KOPPERS HOLDINGS INC	1,860,667	1,560,287
84,587	KVH INDUSTRIES INC (b)	1,098,513	1,269,651
7,780	LABARGE INC (b)	87,937	97,172
49,544	LADISH CO INC (b)	1,281,660	1,542,305
21,548	LYDALL INC (b)	147,110	158,593
56,668	MAGNETEK INC (b)	82,862	74,802
53,000	MANITOWOC COMPANY INC	504,155	641,830
42,500	MCDERMOTT INTL INC (b)	509,483	628,150
356,032	METALICO INC (b)	2,167,487	1,363,603
22,286	MIDDLEBY CORP (b)	1,006,057	1,412,710
6,803	MULTI COLOR CORP	82,543	104,766
129,145	ORION MARINE GROUP INC (b)	2,092,692	1,602,689
28,000	RR DONNELLEY + SONS CO (b)	479,922	474,880
137,604	SANMINA SCI CORPORATION (b)	1,017,859	1,662,256
19,000	SHAW GROUP INC (b)	775,678	637,640
77,973	SPARTON CORP (b)	466,655	474,856
18,210	STANDEX INTERNATIONAL CORP (b)	436,729	440,500
19,000	TENNANT CO	696,347	587,100
25,000	TEREX CORP NEW (b)	708,885	573,000
12,500	THOMAS + BETTS CORP (b)	547,678	512,750
14,000	TYCO INTERNATIONAL LTD	644,066	514,220
28,456	VALASSIS COMMUNICATIONS INC (b)	38,487	964,374
95,929	VALENCE TECHNOLOGY INC (b)	81,235	110,318
18,000	WRIGHT EXPRESS CORP (b)	495,073	642,780
		41,803,511	49,082,480	21.64%
Information technology:
14,141	ACTUATE CORPORATION (b)	64,584	72,826
263,171	ADPT CORP (b)	850,694	776,354
27,757	ALLIANCE FIBER OPTIC PRODS INC (b)	176,053	228,718
182,888	ANAREN INC (b)	2,130,427	3,070,690
72,177	ARRIS GROUP INC (b)	730,802	705,169
3,205	AUDIOCODES LTD (b)	9,269	12,500
22,415	AXT INC (b)	32,643	148,387
84,603	BRIDGELINE DIGITAL INC (b)	106,540	102,370
28,000	BROADRIDGE FINANCIAL SOLUTIONS INC	458,289	640,360
19,303	CALAMP CORP (b)	31,599	49,609
8,635	CALIX NETWORKS INC (b)	104,829	123,999
11,909	CLARUS CORPORATION (b)	71,811	78,004
55,749	COMTECH TELECOMMUNICATIONS (b)	1,381,429	1,524,735
23,316	CPI INTERNATIONAL INC (b)	275,185	326,424
13,340	CRAY INC (b)	68,870	88,044

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
September 30, 2010

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets
Information technology (Cont’d):
134,000	DDI CORP	$1,120,148	1,238,160
61,296	DYNAMICS RESEARCH CORP (b)	484,334	630,123
15,150	EMDEON INC CLASS A (b)	170,152	184,527
93,952	ENTROPIC COMMUNICATONS INC (b)	712,322	901,939
14,729	EPICOR SOFTWARE CORP (b)	128,897	128,142
106,019	EVOLVING SYSTEMS INC	731,107	797,263
23,369	FREQUENCY ELECTRONICS INC (b)	82,836	141,149
60,713	GILAT SATELLITE NETWORKS LTD (b)	283,657	349,100
557,750	GRAPHON CORP (b)	147,834	55,775
60,459	HEALTHSTREAM INC (b)	309,370	321,642
18,976	IEC ELECTRONICS CORP (b)	101,678	99,814
25,333	INFOSPACE INC (b)	188,061	219,384
12,903	INTEGRAL SYSTEMS INC/MD (b)	95,140	95,224
7,536	KEITHLEY INSTRUMENTS INC	65,789	162,099
20,000	LENDER PROCESSING SERVICES INC	548,268	664,600
345,992	LOOKSMART LTD (b)	468,636	698,904
90,283	MAGMA DESIGN AUTOMATION INC (b)	237,809	334,047
24,422	MERCURY COMPUTER SYSTEMS INC (b)	184,968	293,797
39,324	MIPS TECHNOLOGIES INC (b)	203,145	382,623
84,945	MKS INSTRUMENTS INC (b)	1,809,026	1,527,311
54,246	MONOLITHIC POWER SYSTEMS INC (b)	1,117,677	885,837
41,800	NAPCO SECURITY TECHNOLOGIES INC (b)	68,377	81,510
5,138	NCI INC CLASS A (b)	116,324	97,211
147,325	NEO MATERIAL TECHNOLOGIES INC (b)	592,826	707,852
88,836	NETSCOUT SYSTEMS INC (b)	1,318,090	1,822,026
16,493	NOVA MEASURING INSTRUMENTS (b)	75,622	98,133
40,516	ONLINE RESOURCES CORP (b)	186,842	179,891
12,915	OSI SYSTEMS INC (b)	333,292	469,073
587,662	QUANTUM CORP (b)	1,677,578	1,245,843
76,875	QUEST SOFTWARE INC (b)	1,336,414	1,890,356
10,055	RADVISION LTD (b)	69,281	66,564
19,783	REALNETWORKS INC (b)	64,831	64,493
177,594	RF MICRO DEVICES INC (b)	761,991	1,090,427
28,874	ROVI CORP (b)	576,815	1,455,538
33,870	SELECTICA INC (b)	195,859	165,286
9,958	SIGMATRON INTERNATIONAL INC (b)	63,863	58,254
16,050	SILICON GRAPHICS INTERNATIONAL (b)	114,693	124,548
59,377	SL INDS INC (b)	717,111	836,622
17,991	SMART MODULAR TECHNOLOGIES (b)	142,804	108,486
8,349	SMITH MICRO SOFTWARE INC (b)	58,651	82,989
22,450	SPECTRUM CONTROL INC (b)	176,736	330,464
91,734	SYNNEX CORP (b)	2,571,937	2,581,395
15,965	TAKE TWO INTERACTIVE SOFTWARE (b)	138,443	161,885
28,807	TELEDYNE TECHNOLOGIES INC (b)	1,215,936	1,147,095
76,663	TIER TECHNOLOGIES INC (b)	594,640	424,713
65,256	TNS INC (b)	1,514,971	1,106,089
19,858	TOLLGRADE COMMUNICATIONS INC (b)	128,029	145,559
114,817	UNISYS CORP (b)	3,271,184	3,203,394

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
September 30, 2010

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets
Information technology (Cont’d):
41,078	WEB.COM GROUP INC (b)	$180,626	225,929
68,399	WESTELL TECHNOLOGIES INC (b)	99,150	157,318
18,798	ZIX CORP (b)	44,540	53,386
		34,091,332.24	38,241,977.73	16.83%
Materials:
17,000	APTARGROUP INC	711,338	776,390
15,000	ASHLAND INC	551,175	731,550
18,000	BEMIS COMPANY INC	522,474	571,500
66,421	BUCKEYE TECHNOLOGIES INC	697,333	977,053
13,000	CLEARWATER PAPER CORP (b)	294,350	989,040
11,500	DELTIC TIMBER CORP	546,288	515,200
91,822	GIBRALTAR INDUSTRIES INC (b)	758,285	824,562
82,750	GRAFTECH INTERNATIONAL LTD (b)	1,142,322	1,293,383
10,684	GREIF INC	455,256	628,647
11,184	HORSEHEAD HOLDING CORP (b)	114,883	110,386
5,435	INNOPHOS HOLDINGS INC	123,237	179,899
18,143	INNOSPEC INC (b)	155,995	276,318
20,000	KAPSTONE PAPER + PACKAGING CORP (b)	145,550	242,800
9,464	NORTH AMERN PALLADIUM LTD (b)	27,388	39,181
262,959	OMNOVA SOLUTIONS INC (b)	1,818,142	1,890,675
58,480	ROCK TENN COMPANY	2,135,566	2,912,889
14,000	TEXAS INDUSTRIES INC	775,328	441,280
5,362	TPC GROUP INC (b)	87,796	127,723
7,000	UNIVERSAL STAINLESS + ALLOY (b)	104,537	171,920
113,044	WHX CORP (b)	249,962	945,048
19,000	WR GRACE CO (b)	465,151	530,860
39,000	ZEP INC	555,900	680,160
		12,438,256	15,856,462	6.99%
Telecommunication Services:
17,963	OCCAM NETWORKS INC (b)	127,178	140,650
33,740	PREMIERE GLOBAL SERVICES INC (b)	185,155	238,879
118,709	SYNIVERSE HOLDINGS INC (b)	1,659,336	2,691,133
		1,971,669	3,070,663	1.35%
Utilities:
21,030	ALLETE INC	671,405	766,123
27,000	AMERICAN WATER WORKS CO INC	583,883	628,290
19,000	CLECO CORP NEW	470,134	562,780
14,000	ITC HOLDINGS CORP	638,988	871,500
151,243	NGP CAPITAL RESOURCES CO	1,706,117	1,370,262
40,000	PETROHAWK ENERGY CORP (b)	448,994	645,600
30,000	QUESTAR CORP	504,493	525,900
7,540	SJW CORP	172,467	185,710
22,525	SOUTHWEST GAS CORP	552,858	756,615
32,317	UIL HOLDING CORP	917,737	910,047
14,916	UNITIL CORP	319,496	327,406
		6,986,572	7,550,232	3.33%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
September 30, 2010

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets
ETFs:
Commodities:
25,000	SPDR KBW REGIONAL BANKING ETF	$610,828	572,750
		610,828	572,750	0.25%
Cash equivalents:
9,580,613	SSGA MONEY MARKET FUND, Current rate 0.00%	9,580,613	9,580,613	4.22%
	Grand Total (c)	$198,860,379	229,247,105	101.01%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
September 30, 2010

Notes to Investments in Securities

(a)	Securities are valued in accordance with procedures described in note 2 to the December 31, 2009 financial statements.
(b)	Currently non-income producing assets.
(c)

At September 30, 2010, the cost for Federal income tax purposes was $198,913,530. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$40,905,424
Gross unrealized depreciation	(10,571,849)
Net unrealized appreciation	$30,333,575

(d)	Foreign security values are stated in U.S. dollars. As of September 30, 2010, the value of stocks or depository receipts represented 0.00% of net assets.

Other information:

Fair value is an estimate of the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for inputs and to establish classification of fair value measurements for disclosure purposes. - Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using an evaluated price from a third party provider. Evaluated prices may be determined by factors which include, but are not limited to, market quotations, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00 pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s assets carried at fair value:

Investment Type	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Cash Equivalents
STIF-type Instruments	$0.00	$9,580,612.70	$0.00	$9,580,612.70
Total Cash Equivalents	$0.00	$9,580,612.70	$0.00	$9,580,612.70
Equities
Common Stock	$210,583,022.77	$0.00	$0.00	$210,583,022.77
Mutual Funds	572,750.00	0.00	0.00	572,750.00
Real Estate Inv Trust	8,510,720.01	0.00	0.00	8,510,720.01
Total Equities	$219,666,492.78	$0.00	$0.00	$219,666,492.78
Total Investments	$219,666,492.78	$9,580,612.70	$0.00	$229,247,105.48

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
	Closed-End funds:
47,200	AMERICAN MUN INCOME			$554,976	712,720
186,000	BLACKROCK LONG TERM MUNICIPAL			1,910,193	2,161,320
18,200	BLACKROCK MUNICIPAL BOND TRUST			169,379	288,470
25,100	BLACKROCK MUNICIPAL INCOME TRU			237,725	380,265
186,000	BLACKROCK MUNIHOLDINGS FL INSD			2,175,942	2,719,320
59,500	BLACKROCK MUNIHOLDINGS INSD FD			749,861	860,370
78,300	BLACKROCK MUNIYIELD INSD FD			1,032,557	1,109,511
21,837	BLACKROCK MUNITIELD INSURED IN			275,930	311,614
71,200	BLACKROCK MUNIYIELD INVESTMENT			905,807	1,065,864
76,179	BLACKROCK MUNIYIELD MI INSD FD			1,014,103	1,132,782
81,800	BLACKROCK MUNIYIELD MICH INSD			981,525	1,110,026
54,700	BLACKROCK MUNIYIELD PA INSD			774,527	835,816
28,100	BLACKROCK MUNIYIELD QUALITY FD			333,747	376,821
12,500	DREYFUS STRATEGIC MUN BD FD			68,613	109,000
209,000	DWS MUNICIPAL INCOME TRUST			2,278,136	2,785,970
1,000	EATON VANCE CALIFORNIA MUNICIP			8,280	13,300
62,900	EATON VANCE INCS CA MU II			702,542	834,054
1,100	EATON VANCE INSD MI MUN BD FD			15,510	15,840
26,905	EATON VANCE MUN INCOME TR			286,929	348,420
10,800	FEDERATED PREMIER MUN INCOME			128,672	168,048
67,200	INVESCO MUNICIPAL PREMIUM INCO			507,600	592,032
101,381	INVESCO QUALITY MUNICIPAL INCO			1,158,163	1,419,334
95,900	INVESCO QUALITY MUNICIPAL INVE			1,173,337	1,380,960
114,300	INVESCO VAN KAMPEN ADVANTAGE M			1,329,113	1,472,184
84,239	INVESCO VAN KAMPEN PA VALUE			1,114,508	1,218,938
37,800	INVESCO VAN KAMPEN SELECT			398,849	480,060
83,800	INVESCO VAN KAMPEN TR IN GR NY			954,508	1,302,252
63,277	INVESCO VAN KAMPEN TRUST FOR I			894,508	952,319
54,248	MANAGED DUR INVTGR MUN FD			688,397	827,824
6,500	MFS HIGH INCOME MUNICIPAL TRUST			23,108	33,800
10,299	NEUBERGER BERMAN INTER MUN FD			126,917	155,515
31,103	NUVEEN CALIF INVT QUALITY MUN			373,215	444,151
13,700	NUVEEN CALIF MUN MKT			157,825	196,732
17,000	NUVEEN DIVID ADVANTAGE MUN FD3			185,431	251,600
41,700	NUVEEN DIVIDEND ADVANTAGE MUNI			475,800	616,326
13,500	NUVEEN INSD DIVID ADVANTAGE			181,771	204,120
4,800	NUVEEN MASS PREM INCOME MUN FD			65,734	73,728
30,600	NUVEEN MICH PREM INCOME MUN FD			404,605	431,154
44,600	NUVEEN MUN ADVANTAGE FD INC			522,316	682,826
15,500	NUVEEN N J INVT QUALITY MUN FD			211,528	228,315
10,100	NUVEEN PA DIVID ADVANTAGE MUN			127,549	152,106
48,500	NUVEEN PA INVT QUALITY MUN FD			673,352	717,800
27,100	NUVEEN PREMIER INC			367,653	395,389
238,709	NUVEEN PREM INCOME MUN FD 2			3,273,534	3,568,700
216,190	PUTNAM MUN OPPORTUITIES TR			2,450,699	2,648,328
12,700	WESTERN ASSET INTER MUNI FD INC			111,045	123,063
22,000	WESTERN ASSET MGNT MUNS FD INC			240,488	287,540
48,606	WESTERN ASSET PARTNERS FD INC			620,291	716,452
				33,416,798	38,913,078	7.21%
	Municipal bonds:
750,000	ABAG FIN AUTH FOR NONPROFIT CO	9/1/2037	6.000	744,995	781,830
1,000,000	ABERDEEN S D ECONOMIC DEV REV	5/1/2029	5.625	963,735	1,024,880
405,000	ABILENE TEX HEALTH FACS DEV	11/15/2028	5.150	405,000	405,049
500,000	ADAMS CNTY PA INDL DEV AUTH	8/15/2021	5.875	500,029	535,910
1,500,000	AGUA CALIENTE BAND CAHUILLA	7/1/2018	6.000	1,468,120	1,484,400
1,345,000	ALABAMA HSG FIN AUTH SINGLE	10/1/2028	5.250	1,345,000	1,428,861
680,000	ALABAMA HSG FIN AUTH SINGLE	4/1/2038	4.500	506,758	673,642
200,000	ALABAMA SPL CARE FACS FING AUT	11/1/2019	5.000	208,126	200,644
500,000	ALAMEDA CORRIDOR TRANSN AUTH (c)	10/1/2024	1.446	408,561	430,110
470,000	ALASKA HSG FIN CORP HOME MTG	12/1/2033	5.450	470,000	495,013
1,000,000	ALASKA HSG FIN CORP HOME MTG	12/1/2034	5.250	997,192	1,045,170
500,000	ALASKA HSG FIN CORP MTG REV	12/1/2040	4.625	495,000	498,125
350,000	ALASKA INDL DEV + EXPT AUTH CM	12/1/2010	5.400	350,000	349,993

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
250,000	ALASKA INDL DEV + EXPT AUTH CM	12/1/2011	5.450	$250,000	252,578
1,500,000	ALASKA ST HSG FIN CORP	6/1/2032	5.250	1,283,538	1,523,835
2,000,000	ALASKA ST HSG FIN CORP	12/1/2034	5.250	2,006,975	2,080,220
240,000	ALBANY N Y INDL DEV AGY CIVIC (b)	5/1/2016	6.500	240,000	95,998
350,000	ALEUTIANS EAST BOROUGH ALASKA	6/1/2025	5.500	315,667	322,658
490,000	ALEXANDRIA VA REDEV + HSG AUTH	10/1/2029	6.125	516,025	495,419
1,025,000	ALISAL CALIF UN SCH DIST (c)	8/1/2025	6.221	437,741	471,305
1,000,000	ALLEGHENY CNTY PA INDL DEV AUT	8/15/2026	5.900	1,000,000	1,030,090
1,038,354	ARIZONA HEALTH FACS AUTH REV	7/1/2027	5.250	1,007,082	863,911
1,750,000	ARLINGTON TEX SPL OBLIG	8/15/2034	5.000	1,874,602	1,752,748
965,000	ASMS PUB EDL BLDG AUTH MOBILE	9/1/2026	4.375	939,030	995,118
500,000	ATLANTA GA ARPT REV	1/1/2020	5.750	504,175	506,650
750,000	ATLANTA GA WTR + WASTEWTR REV	11/1/2029	6.000	750,000	847,740
630,000	AUSTIN TEX CONVENTION ENTERPRI	1/1/2012	6.000	601,142	636,395
400,000	AVE MARIA STEWARDSHIP CMNTY DE	11/1/2012	4.800	399,806	383,616
1,000,000	BAY CNTY FLA EDL FACS REV	9/1/2030	5.250	981,804	992,630
500,000	BERKELEY CNTY S C SCH DIST INS	12/1/2024	5.250	510,934	524,020
1,000,000	BEXAR CNTY TEX HEALTH FACS DEV	7/1/2030	5.875	984,017	1,034,020
500,000	BEXAR CNTY TEX HSG FIN CORP MU	1/1/2021	5.700	444,498	477,900
455,000	BEXAR CNTY TEX HSG FIN CORP MU	9/15/2021	8.750	445,000	449,784
250,000	BEXAR CNTY TEX HSG FIN CORP MU	12/1/2021	6.500	266,938	245,123
805,000	BEXAR CNTY TEX HSG FIN CORP MU (b)	4/1/2030	9.000	802,512	326,049
415,000	BEXAR CNTY TEX HSG FIN CORP MU	8/1/2030	8.125	400,665	374,222
600,000	BEXAR CNTY TEX HSG FIN CORP MU	8/1/2030	6.100	518,020	574,038
1,005,000	BEXAR CNTY TEX HSG FIN CORP MU (b)	6/1/2031	10.500	1,005,000	302,585
890,000	BEXAR CNTY TEX HSG FIN CORP MU	12/1/2036	9.250	868,532	642,536
650,000	BI STATE DEV AGY MO ILL MET	10/1/2033	5.250	650,000	650,475
500,000	BIRMINGHAM-SOUTHERN COLLEGE AL	12/1/2019	5.350	504,517	483,095
97,003	BISMARCK STATE COLLEGE	4/1/2032	5.010	98,661	100,110
—	BLOUNT CNTY TENN HEALTH + EDL	4/1/2012	4.750	0	—
250,000	BLUE ASH OHIO TAX INCREMENT	12/1/2021	5.000	252,913	246,660
500,000	BOONE CNTY MO HOSP REV	8/1/2028	5.750	515,853	531,690
700,000	BOSTON MASS REV	10/1/2031	6.125	701,340	721,952
500,000	BOWLING GREEN OHIO STUDENT HSG	6/1/2031	5.750	491,681	514,145
965,000	BRAZOS CNTY TEX HEALTH FAC DEV	1/1/2032	5.375	954,584	973,357
500,000	BRAZOS CNTY TEX HEALTH FAC DEV	1/1/2033	5.500	505,011	510,705
204,000	BRIDGEVILLE DEL SPL OBLIG	7/1/2035	5.125	204,000	147,406
500,000	BROOKLYN ARENA LOCAL DEV CORP	7/15/2030	6.000	494,274	539,840
890,000	BUCKEYE OHIO TOB SETTLEMENT	6/1/2024	5.125	855,787	764,261
750,000	BUNCOME CNTY N C PROJ DEV FING	8/1/2024	6.750	737,421	707,505
395,000	BUTLER CNTY PA GEN AUTH REV	10/1/2034	1.057	395,000	245,623
145,000	CALIFORNIA CMNTYS HSG FIN AGY	8/1/2012	4.650	144,876	95,075
385,000	CALIFORNIA CMNTYS HSG FIN AGY	11/1/2012	4.850	382,075	252,217
—	CALIFORNIA CNTY CALIF TOB SECU	6/1/2019	4.750	0	—
135,000	CALIFORNIA CNTY CALIF TOB SECU	6/1/2021	4.500	133,534	122,576
130,000	CALIFORNIA CNTY CALIF TOB SECU	6/1/2023	5.625	125,054	131,034
500,000	CALIFORNIA CNTY CALIF TOB SECU	6/1/2036	5.000	494,996	384,930
500,000	CALIFORNIA HEALTH FACS FING	3/1/2033	5.000	503,375	497,310
500,000	CALIFORNIA HSG FIN AGY REV	8/1/2033	5.450	481,017	507,200
750,000	CALIFORNIA HSG FIN AGY REV	8/1/2038	5.500	754,538	761,693
500,000	CALIFORNIA INFRASTRUCTURE +	8/15/2029	5.750	505,362	529,875
1,000,000	CALIFORNIA INFRASTRUCTURE + EC	2/1/2030	6.000	1,012,494	1,073,480
570,000	CALIFORNIA MUN FIN AUTH	9/1/2022	5.500	575,399	579,120
750,000	CALIFORNIA MUN FIN AUTH ED REV	6/1/2026	5.250	744,610	733,500
500,000	CALIFORNIA MUN FIN AUTH REV	5/1/2025	6.875	498,841	549,495
750,000	CALIFORNIA MUN FIN AUTH SR LIV	5/15/2029	5.875	750,000	805,523
1,500,000	CALIFORNIA SCH FACS FING AUTH (c)	8/1/2029	1.994	1,032,338	1,143,480
1,500,000	CALIFORNIA STATEWIDE CMNTYS	1/1/2016	5.250	1,491,418	1,508,070
750,000	CALIFORNIA STATEWIDE CMNTYS	6/1/2017	5.400	747,895	751,185
500,000	CALIFORNIA STATEWIDE CMNTYS	10/1/2025	5.750	487,710	511,455
350,000	CALIFORNIA STATEWIDE CMNTYS DE	9/1/2029	6.000	350,000	324,272
400,000	CALIFORNIA STATEWIDE CMNTYS DE	8/15/2031	5.500	371,890	400,208
500,000	CALIFORNIA STATEWIDE CMNTYS DE	5/15/2032	5.750	493,255	525,440
200,000	CALIFORNIA STATEWIDE CMNTYS DE	4/20/2036	7.000	200,000	212,328

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
605,000	CALIFORNIA STATEWIDE CMNTYS DE	11/20/2036	6.150	$634,430	750,127
465,000	CAMERON TEX ED CORP REV	8/15/2021	5.000	365,398	452,431
1,000,000	CAPITAL AREA CULTURAL ED FACS	4/1/2024	5.500	978,455	1,044,380
255,000	CAPITAL TR AGY FLA MULTIFAMILY	6/1/2013	4.750	255,000	191,250
750,000	CAPITAL TR AGY FLA MULTIFAMILY	6/1/2038	5.875	763,135	303,173
1,197,610	CARLSBAD N M INDL DEV REV	4/15/2021	5.750	1,228,686	1,150,053
125,000	CARSON CITY NEV HOSP REV	9/1/2031	5.750	130,086	126,329
1,000,000	CENTER UNI SCH DIST CALIF (c)	8/1/2031	6.074	295,502	270,640
900,000	CENTINELA VALLEY CALIF UN HIGH	8/1/2033	5.500	911,852	967,194
595,000	CHANDLER PARK ACADEMY MICH	11/1/2022	5.000	439,562	564,423
400,000	CHARTIERS VALLEY PA INDL + COM	8/15/2012	5.000	398,935	400,640
500,000	CHATHAM CNTY GA HOSP AUTH REV	1/1/2034	5.500	520,179	475,425
250,000	CHESTERFIELD CNTY VA INDL DEV	6/1/2017	5.875	255,063	255,810
275,000	CHESTERFIELD CNTY VA INDL DEV	7/1/2019	5.200	256,287	276,136
15,000	CHICAGO ILL MET HSG DEV CORP M	7/1/2022	6.850	15,413	15,033
500,000	CITIZEN POTAWATOMI NATION OKLA	9/1/2016	6.500	500,000	493,445
250,000	CLARK CNTY NEV ECONOMIC DEV RE	5/15/2033	5.375	254,206	253,098
455,000	CLARK CNTY NEV IMPT DIST	2/1/2019	5.000	456,443	403,489
1,000,000	CLARK CNTY NEV PASSANGER FAC C	7/1/2030	5.000	984,536	1,052,130
355,000	CLEARWATER FLA HSG AUTH REV	5/1/2024	5.350	259,553	320,586
500,000	CLEVELAND CNTY OKLA JUSTICE	3/1/2029	5.750	488,348	532,575
750,000	CLIFTON TEX HIGHER ED FIN CORP	2/15/2018	7.750	739,629	890,355
1,000,000	CLIFTON TEX HIGHER ED FIN CORP	12/1/2025	5.700	991,901	1,051,120
1,000,000	CLIFTON TEX HIGHER ED FIN CORP	12/1/2030	6.000	982,699	1,036,880
365,000	COLLIER CNTY FLA HSG FIN AUTH	8/15/2015	5.250	363,991	376,749
625,000	COLO HSG FIN AUTH SINGLE	11/1/2034	5.000	625,050	636,463
835,000	COLORADO EDL + CULTURAL FACS	11/15/2028	6.750	835,000	956,726
1,500,000	COLORADO EDL + CULTURAL FACS	5/1/2030	6.000	1,457,815	1,554,090
1,000,000	COLORADO EDL + CULTURAL FACS	6/1/2033	5.500	974,650	1,042,880
1,000,000	COLORADO EDL + CULTURAL FACS	7/1/2034	5.600	993,419	1,037,180
350,000	COLORADO EDL + CULTURAL FACS	12/1/2039	5.125	330,532	352,139
1,000,000	COLORADO HSG + FIN AUTH	10/1/2029	5.400	1,000,000	1,065,190
1,000,000	COLORADO HSG + FIN AUTH	11/1/2029	5.500	1,000,000	1,065,390
1,000,000	COLTON CALIF JT UNI SCH DIST (c)	8/1/2035	2.512	537,434	555,380
1,000,000	COMMUNITY MEM HOSP DIST MO	12/1/2034	6.680	883,788	888,030
1,750,000	COMPARK BUSINESS CAMPUS MET	12/1/2027	5.750	1,570,980	1,616,930
1,250,000	CONNECTICUT ST DEV AUTH POLLUT	9/1/2028	5.850	1,317,701	1,275,000
1,000,000	CONNECTICUT ST HSG FIN AUTH	11/15/2035	4.750	1,000,000	1,029,810
375,000	CONNERTON WEST CMNTY DEV DIST (b)	5/1/2016	5.125	374,528	142,613
1,105,000	CORONA-NORCO CALIF UNI SCH DIS (c)	8/1/2039	1.728	672,842	855,049
637,000	CORTLAND ILL SPL TAX REV	3/1/2017	5.500	632,775	398,743
500,000	CRAWFORD CNTY PA INDL DEV AUTH	11/1/2031	6.000	492,356	539,600
960,000	CROW FIN AUTH MONT TRIBAL PURP	10/1/2017	5.650	923,589	962,323
1,250,000	CROWN POINT IND ECONOMIC DEV	11/15/2013	6.500	1,250,000	1,250,663
1,000,000	CULLMAN CNTY ALA HEALTH CARE A	2/1/2023	6.250	978,910	1,047,480
500,000	CUYAHOGA CNTY OHIO HSG MTG REV	3/20/2042	5.700	513,964	537,055
3,385,000	DALLAS TEX HSG FIN CORP MULTI-	10/20/2032	6.750	3,365,904	3,491,357
750,000	DE KALB CNTY GA HOSP AUTH REV	9/1/2030	6.000	742,193	790,650
1,000,000	DELAWARE ST HEALTH FACS AUTH R	6/1/2030	5.000	801,662	730,000
500,000	DELAWARE ST HSG AUTH REV	7/1/2031	5.200	500,000	525,425
500,000	DELTA CNTY COLO MEM HOSP DIST	9/1/2030	5.500	488,715	508,800
192,416	DENHAM SPRINGS-LIVINGSTON HSG	11/1/2040	5.000	199,556	200,265
500,000	DENVER COLO CITY + CNTY ARPT	11/15/2031	5.000	493,565	530,035
1,500,000	DENVER COLO CITY + CNTY EXCISE	9/1/2023	6.000	1,601,160	1,798,230
500,000	DENVER COLO CONVENTION CTR	12/1/2030	5.000	512,135	467,990
205,000	DETROIT CMNTY HIGH SCH MICH	11/1/2010	5.000	205,000	205,180
500,000	DETROIT LAKES MINN HSG +	8/1/2034	2.390	500,000	499,995
750,000	DETROIT MICH	4/1/2020	5.250	753,062	687,795
500,000	DINUBA CALIF FING AUTH LEASE R	9/1/2038	5.375	494,631	413,540
1,105,000	DIRECTOR ST NEV DEPT BUSINESS (b)	11/15/2014	6.000	1,097,022	667,619
500,000	DISTRICT COLUMBIA REV	6/1/2026	5.000	508,538	465,970
3,000,000	DUBLIN CALIF UNI SCH DIST (c)	8/1/2034	6.378	671,723	686,520
300,000	DURBIN CROSSING CMNTY DEV DIST	11/1/2010	4.875	299,993	282,750
500,000	E-470 PUB HWY AUTH COLO REV	9/1/2024	5.500	505,547	518,255

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
500,000	EAST BATON ROUGE LA MTG FIN AU	10/1/2034	5.000	$500,000	515,005
550,000	EAST CHICAGO IND REDEV COMMN	7/15/2014	5.000	550,000	563,261
565,000	EAST CHICAGO IND REDEV COMMN	1/15/2015	5.250	565,000	579,910
950,000	EAST POINT GA	2/1/2026	8.000	1,070,763	969,884
800,000	EDEN PRAIRIE MINN MULTIFAMILY	2/20/2043	6.200	872,503	848,912
2,045,000	EDEN TWP CALIF HEALTHCARE DIST	6/1/2030	6.000	2,021,617	2,106,779
200,000	EL PASO CNTY TEX HSG FIN CORP	12/1/2015	7.000	200,000	200,072
750,000	EL PASO DE ROBLES CALIF REDEV	7/1/2033	6.375	741,516	788,115
806,623	EL PASO TEX HSG FIN CORP MTG R	4/1/2033	6.180	834,756	859,949
500,000	ELKHART CNTY IND HOSP AUTH REV	8/15/2020	5.250	506,555	501,905
2,000,000	EMERY CNTY UTAH POLLUTN CTL RE	11/1/2023	5.650	2,021,380	2,005,520
1,000,000	ERIE CNTY OHIO HOSP FACS REV	8/15/2032	5.625	1,009,860	1,003,740
1,000,000	ERIE CNTY PA HOSP AUTH REV	7/1/2027	7.000	1,000,000	1,034,860
500,000	ESTHERVILLE IOWA HOSP REV	7/1/2020	6.300	504,377	505,585
500,000	FAIRFAX CNTY VA REDEV + HSG AU	8/1/2039	5.600	500,000	534,245
250,000	FARGO N D HEALTH SYS REV	6/1/2027	5.375	246,731	250,248
2,886,181	FARGO N D UNIV FACS REV	11/29/2027	5.110	2,886,181	3,252,899
1,500,000	FARMINGTON N M POLLUTN CTL REV	6/1/2040	5.200	1,500,000	1,536,900
239,000	FARMS NEW KENT VA CMNTY DEV	3/1/2036	5.125	239,000	176,772
1,000,000	FESTIVAL RANCH CMNTY FACS DIST	7/15/2024	6.250	1,016,837	1,057,990
315,000	FIDDLERS CREEK CMNTY DEV DIST (b)	5/1/2013	5.750	314,062	122,882
900,000	FLAGSTAFF ARIZ INDL DEV AUTH R	7/1/2022	5.500	826,802	825,345
1,400,000	FLINT MICH HOSP BLDG AUTH REV	7/1/2020	6.000	1,359,555	1,406,524
430,000	FLORIDA HSG FIN CORP REV	7/1/2033	5.450	430,000	449,995
1,995,000	FLORIDA HSG FIN CORP REV	7/1/2034	5.300	2,017,918	2,095,668
680,000	FOREST CREEK CMNTY DEV DIST	11/1/2013	7.000	873,505	660,906
250,000	FOREST GROVE ORE REV	5/1/2030	6.000	245,736	263,040
1,000,000	FORT ML S C SCH FACS CORP	12/1/2029	5.250	992,974	1,036,950
500,000	FORT ML S C SCH FACS CORP	12/1/2030	5.250	497,059	517,660
1,000,000	FORT PIERCE FLA CAP IMPT REV	9/1/2025	5.750	985,178	1,152,930
1,000,000	FRANKLIN CNTY OHIO HEALTH CARE	7/1/2035	5.125	584,875	922,880
1,245,000	FULTON CNTY GA DEV AUTH REV	11/1/2028	5.250	1,075,258	1,025,668
330,000	FULTON CNTY PA INDL DEV AUTH	7/1/2011	5.375	329,840	332,228
1,000,000	FYI PROPERTIES WASH LEASE REV	6/1/2034	5.500	980,458	1,080,010
500,000	GAINESVILLE + HALL CNTY GA DEV	11/15/2029	6.375	516,515	535,840
1,000,000	GAINESVILLE + HALL CNTY GA HOS	2/15/2030	5.000	971,002	1,011,890
1,206,508	GALVESTON CNTY TEX MUN UTIL	3/1/2011	6.160	1,206,508	965,327
500,000	GARDEN GROVE CALIF CTFS PARTN	8/1/2023	5.700	511,604	501,270
400,000	GEISINGER AUTH PA HEALTH SYS	5/1/2037	1.082	400,000	276,568
500,000	GILA CNTY ARIZ UNI SCH DIST NO	7/1/2028	5.750	476,543	563,480
750,000	GLENDALE CALIF REDEV AGY TAX A	12/1/2024	5.500	739,058	774,660
1,000,000	GOLDEN ST TOB SECURITIZATION	6/1/2022	4.550	860,259	971,450
1,000,000	GOLDEN ST TOB SECURITIZATION	6/1/2047	5.125	848,967	683,780
885,000	GRAND FORKS N D HEALTH CARE FA	12/1/2010	6.625	885,000	888,018
2,000,000	GRAND FORKS N D HEALTH CARE SY	8/15/2027	5.625	2,000,000	2,000,600
500,000	GRAND VALLEY MICH ST UNIV REV	12/1/2024	5.300	495,049	540,020
—	GRAVOIS BLUFFS TRANSN DEV DIST	5/1/2018	4.000	0	—
500,000	GREENS PARKWAY MUN UTIL DIST	9/1/2032	5.500	484,522	515,040
500,000	GUAM GOVT DEPT ED CTFS PARTN	12/1/2015	5.500	497,736	505,105
500,000	GUNNISON CNTY COLO	7/15/2019	6.099	509,058	521,420
1,000,000	HAMDEN CONN FAC REV	1/1/2014	6.125	986,282	1,014,340
750,000	HAMILTON CNTY OHIO HEALTH CARE	1/1/2037	5.000	629,758	712,133
1,000,000	HAMMOND IND LOC PUB IMPT BD BK	8/15/2025	6.500	1,024,955	1,054,570
500,000	HAMMOND IND REDEV DIST REV	1/15/2017	6.000	500,000	513,550
1,500,000	HARBOR POINT INFRASTRUCTURE	4/1/2022	7.000	1,500,000	1,614,195
1,250,000	HARRIS CNTY TEX CULTURAL ED	8/15/2021	6.750	1,250,000	1,326,913
500,000	HARRIS CNTY TEX DEPT ED PUB FA	2/15/2023	5.750	506,719	548,545
1,000,000	HARRISON CNTY TEX HEALTH FACS	7/1/2028	5.250	985,722	989,670
1,500,000	HARTNELL CALIF CMNTY COLLEGE D (c)	8/1/2034	3.593	641,935	826,140
350,000	HARVEY ILL	12/1/2027	5.500	357,449	350,998
1,000,000	HAWAII ST DEPT BUDGET + FIN	11/15/2023	7.875	967,949	1,083,830
500,000	HAWAII ST DEPT BUDGET + FIN SP	11/15/2014	6.400	500,000	506,055
590,000	HAWAII ST DEPT BUDGET + FIN SP	11/15/2029	8.750	581,817	692,684
1,000,000	HAWTHORNE CALIF SCH DIST (c)	11/1/2026	6.697	348,161	371,580

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
2,000,000	HAWTHORNE CALIF SCH DIST CTFS (c)	12/1/2029	1.444	$1,511,836	1,673,200
1,000,000	HELENDALE CALIF SCH DIST (c)	8/1/2034	2.437	561,351	643,010
255,000	HIGHLANDS CNTY FLA HEALTH FACS	11/15/2027	5.000	257,629	262,765
500,000	HIGHLANDS CNTY FLA HEALTH FACS	11/15/2032	5.125	501,699	513,310
500,000	HIMALAYA WTR + SANTN DIST COLO	12/1/2035	5.000	512,873	464,825
1,260,000	HOPKINS CNTY KY HOSP REV	11/15/2011	6.625	1,255,070	1,263,856
500,000	HOPKINS CNTY TEX HOSP DIST	2/15/2023	5.500	488,569	506,615
266,000	HOUMA-TERREBONNE PUB TR FING A	12/1/2040	5.150	277,046	279,047
250,000	HOWARD CNTY MD RETIREMENT	4/1/2027	5.250	254,956	211,478
400,000	HUNTSVILLE-REDSTONE VLG ALA	1/1/2015	5.250	400,000	402,464
500,000	HURON CNTY OHIO HOSP FACS REV	12/1/2022	5.000	501,671	519,255
245,000	IDAHO HSG + FIN ASSN	8/1/2017	6.250	245,000	240,842
250,000	IDAHO HSG + FIN ASSN	12/1/2018	5.500	247,555	249,818
250,000	IDAHO HSG + FIN ASSN	6/1/2021	5.500	250,000	256,103
250,000	IDAHO HSG + FIN ASSN	7/1/2021	5.625	249,292	254,135
750,000	IDAHO HSG + FIN ASSN	7/1/2021	9.000	750,000	884,535
750,000	IDAHO HSG + FIN ASSN	7/1/2030	5.500	750,000	754,995
720,000	IDAHO HSG + FIN ASSN SINGLE	7/1/2026	5.650	738,274	768,564
445,000	IDAHO HSG + FIN ASSN SINGLE	7/1/2038	5.500	445,000	472,238
270,000	IDAHO HSG + FIN ASSN SINGLE	1/1/2040	5.500	270,000	283,055
195,000	ILLINOIS DEV FIN AUTH POLLUTN	2/1/2024	5.700	198,629	195,135
250,000	ILLINOIS DEV FIN AUTH REV	5/15/2021	5.500	258,308	250,165
600,000	ILLINOIS FIN AUTH ED REV	9/1/2027	5.000	567,752	485,124
500,000	ILLINOIS FIN AUTH REV	5/15/2012	5.100	499,227	501,035
600,000	ILLINOIS FIN AUTH REV	5/15/2012	5.250	601,367	603,762
500,000	ILLINOIS FIN AUTH REV	11/15/2016	5.000	510,559	478,600
400,000	ILLINOIS FIN AUTH REV (b)	11/15/2016	5.400	396,895	101,440
1,250,000	ILLINOIS FIN AUTH REV	11/15/2022	5.250	1,247,691	1,307,550
350,000	ILLINOIS FIN AUTH REV	8/15/2023	6.000	363,293	387,793
750,000	ILLINOIS FIN AUTH REV	5/15/2026	5.750	728,860	728,138
610,000	ILLINOIS FIN AUTH REV	8/15/2026	6.000	624,283	552,032
1,000,000	ILLINOIS FIN AUTH REV	11/15/2026	5.250	970,454	911,550
250,000	ILLINOIS FIN AUTH REV	11/15/2026	5.750	252,167	262,958
500,000	ILLINOIS FIN AUTH REV	3/15/2027	5.000	521,613	524,720
500,000	ILLINOIS FIN AUTH REV	5/15/2029	5.250	506,268	514,520
750,000	ILLINOIS FIN AUTH REV	11/1/2029	6.375	741,353	829,508
750,000	ILLINOIS FIN AUTH REV	11/15/2035	5.000	750,000	749,325
150,000	ILLINOIS FIN AUTH REV	12/1/2036	5.000	151,498	141,633
805,000	ILLINOIS FIN AUTH REV	2/1/2037	5.250	801,394	786,968
500,000	ILLINOIS FIN AUTH REV	3/1/2038	6.000	484,946	552,795
250,000	ILLINOIS FIN AUTH REV	5/15/2038	5.750	257,127	216,905
750,000	ILLINOIS FIN AUTH SPORTS FAC (b)	10/1/2027	6.125	730,687	226,365
440,000	ILLINOIS FIN AUTH SPORTS FAC (b)	12/1/2035	7.000	436,691	39,358
500,000	ILLINOIS FIN AUTH SPORTS FAC (b)	10/1/2037	6.250	484,173	150,515
630,000	ILLINOIS HEALTH FACS AUTH REV	5/15/2014	6.250	631,105	635,531
750,000	ILLINOIS HEALTH FACS AUTH REV	8/15/2028	5.375	737,330	750,180
500,000	ILLINOIS HEALTH FACS AUTH REV	7/1/2033	6.000	514,311	518,585
2,100,000	ILLINOIS HEALTH FACS AUTH REV	8/15/2033	5.100	2,135,749	2,146,872
500,000	ILLINOIS HEALTH FACS AUTH REV	2/15/2037	5.150	501,207	509,685
500,000	INDEPENDENCE CNTY ARK POLLUTN	1/1/2021	5.000	500,000	500,410
250,000	INDEPENDENCE MO THIRTY-NINTH	9/1/2032	6.875	250,000	252,635
500,000	INDIANA BD BK REV	2/1/2029	5.500	490,356	551,575
1,000,000	INDIANA FIN AUTH HOSP REV	3/1/2030	5.125	950,604	1,018,280
1,750,000	INDIANA HEALTH + EDL FAC FING	3/1/2022	5.500	1,617,050	1,853,268
1,000,000	INDIANA HEALTH + EDL FAC FING	2/15/2030	5.250	739,238	1,000,400
500,000	INDIANA HEALTH + EDL FAC FING	2/15/2036	5.250	502,350	484,305
500,000	INDIANA HEALTH FAC FING AUTH H	2/15/2017	5.125	492,536	500,540
—	INDIANA HEALTH FAC FING AUTH H	2/15/2018	5.250	29	—
1,315,000	INDIANA HEALTH FAC FING AUTH R	8/15/2018	5.000	1,187,993	1,315,408
1,000,000	INDIANA ST FIN AUTH REV	10/1/2021	6.000	1,000,000	1,059,880
1,500,000	INDIANA ST FIN AUTH REV	7/1/2039	5.750	1,525,679	1,593,030
300,000	INTERCOMMUNITY HOSP FING AUTH	11/1/2019	5.250	309,559	300,096
5,713,379	INTERMEDIATE SCH DIST 287 MINN	11/1/2032	5.295	5,460,839	5,798,222
400,000	IOWA FIN AUTH SR HSG REV	12/1/2014	5.000	398,048	374,888

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
500,000	IOWA FIN AUTH SR LIVING FAC	11/15/2027	5.500	$509,129	383,325
1,000,000	IOWA STUDENT LN LIQUIDITY CORP	12/1/2027	5.500	977,197	1,052,500
450,000	JACKSONVILLE FLA ECONOMIC DEV	9/1/2017	6.000	450,000	470,408
1,000,000	JACKSONVILLE FLA HEALTH FACS A	11/1/2027	5.000	958,995	1,016,660
1,500,000	JEFFERSON CNTY KY MTG REV	11/15/2013	6.125	1,500,000	1,503,195
150,000	JEFFERSON PARISH LA FIN AUTH	6/1/2033	5.000	157,807	158,261
1,250,000	JEFFERSON PARISH LA FIN AUTH	6/1/2038	5.000	1,307,115	1,320,025
250,000	JEFFERSON PARISH LA FIN AUTH	12/1/2048	5.700	261,926	278,723
500,000	JOHNSON CITY TENN HEALTH + EDL	7/1/2030	5.625	484,042	524,240
700,000	JOPLIN MO INDL DEV AUTH INDL R	5/15/2017	5.500	707,694	699,566
1,930,000	KALISPEL TRIBE INDIANS	1/1/2016	6.200	1,875,545	1,845,968
4,500,000	KANSAS CITY MO INDL DEV AUTH M	1/1/2012	5.000	4,468,964	4,500,000
1,000,000	KANSAS CITY MO INDL DEV AUTH M	11/20/2039	5.100	1,000,000	1,033,140
1,000,000	KANSAS ST DEV FIN AUTH HOSP RE	11/15/2029	5.500	976,815	1,107,240
200,000	KATY TEX DEV AUTH REV	6/1/2011	5.800	199,181	200,182
250,000	KENTUCKY ECONOMIC DEV FIN AUTH	10/1/2012	6.250	252,258	253,360
750,000	KENTUCKY ECONOMIC DEV FIN AUTH	10/1/2018	6.000	730,491	804,210
200,000	KENTUCKY ECONOMIC DEV FIN AUTH	12/1/2033	6.000	198,495	220,010
500,000	KENTUCKY ECONOMIC DEV FIN AUTH	11/20/2035	5.375	500,000	537,540
500,000	KENTUCKY HSG CORP HSG REV	7/1/2039	5.150	500,000	523,920
250,000	KENTWOOD MICH ECONOMIC DEV	11/15/2014	5.250	248,792	249,618
2,655,000	KERRVILLE TEX HEALTH FACS DEV	8/15/2035	5.450	2,643,972	2,563,721
750,000	KING CNTY WASH HSG AUTH REV	5/1/2028	5.200	750,000	802,538
500,000	KIRKWOOD MO INDL DEV AUTH	5/15/2015	6.500	500,000	503,340
500,000	KIRKWOOD MO INDL DEV AUTH	11/15/2015	7.000	500,000	503,895
500,000	KIRKWOOD MO INDL DEV AUTH	5/15/2021	8.000	500,000	532,725
900,000	KLICKITAT CNTY WASH PUB HOSP	12/1/2020	6.000	832,614	893,835
455,000	LA VERNIA TEX HIGHER ED FIN CO	2/15/2018	6.000	455,000	460,788
1,435,000	LAFAYETTE LA PUB TR FING AUTH	1/1/2041	5.350	1,471,318	1,519,235
320,000	LAKE ASHTON II CMNTY DEV DIST (b)	11/1/2010	4.875	320,011	284,128
250,000	LAKELAND FLA RETIREMENT CMNTY	1/1/2019	5.875	250,000	261,185
750,000	LAKESIDE 370 LEVEE DIST MO	4/1/2028	7.000	750,000	738,863
750,000	LANCASTER CALIF REDEV AGY TAX	8/1/2024	6.000	737,513	832,665
500,000	LANCASTER CNTY NEB HOSP AUTH	1/1/2023	5.125	496,594	528,055
2,000,000	LAS VEGAS NEV REDEV AGY TAX IN	6/15/2023	7.500	1,979,574	2,377,320
250,000	LEE CNTY FLA INDL DEV AUTH HEA	11/15/2029	5.000	254,643	224,125
750,000	LEE CNTY FLA INDL DEV AUTH IND	6/15/2027	5.250	753,737	683,715
400,000	LEE CNTY S C SCH FACS INC	12/1/2031	6.000	366,818	418,916
500,000	LEESBURG FLA CAP IMPT REV	10/1/2034	5.250	503,776	510,110
250,000	LEHIGH CNTY PA GEN PURP AUTH	8/15/2042	1.272	250,000	163,953
750,000	LEMON GROVE CALIF CMNTY DEV AG	8/1/2025	5.150	750,000	752,258
200,000	LEWISVILLE TEX COMBINATION CON	9/1/2028	5.700	132,077	200,276
500,000	LOMBARD ILL PUB FACS CORP	1/1/2015	6.375	500,000	437,450
550,000	LOMBARD ILL PUB FACS CORP	1/1/2030	5.500	578,381	354,156
1,750,000	LOMBARD ILL PUB FACS CORP	1/1/2036	5.250	1,777,760	1,304,520
250,000	LOMPOC CALIF HEALTHCARE DIST	8/1/2034	5.000	252,601	251,935
1,000,000	LOS ANGELES CALIF CMNTY COLLEG	8/1/2033	6.000	1,033,881	1,160,090
400,000	LOS ANGELES CALIF CTFS PARTN	2/1/2018	5.700	355,791	400,376
1,000,000	LOS ANGELES CALIF CTFS PARTN	2/1/2027	5.000	1,000,603	1,011,270
1,250,000	LOS ANGELES CALIF HSG AUTH	6/1/2029	5.000	1,091,028	1,253,425
500,000	LOUDOUN CNTY VA INDL DEV AUTH	8/1/2028	7.000	500,000	505,250
500,000	LOUISIANA HSG FIN AGY SINGLE	12/1/2034	5.100	500,000	522,040
300,000	LOUISIANA HSG FIN AGY SINGLE	6/1/2038	5.850	319,475	318,390
1,405,000	LOUISIANA HSG FIN AGY SINGLE	12/1/2038	5.700	1,471,356	1,521,812
235,000	LOUISIANA HSG FIN AGY SINGLE	6/1/2039	5.600	242,590	257,746
450,000	LOUISIANA LOC GOVT ENVIR FACS	6/20/2028	8.000	450,000	379,769
500,000	LOUISIANA PUB FACS AUTH HOSP R	7/1/2024	6.750	516,616	537,155
500,000	LOUISIANA PUB FACS AUTH REV	2/15/2036	0.952	500,000	366,520
350,000	LUCAS CNTY OHIO HEALTH CARE	8/15/2015	6.375	343,686	354,239
1,495,000	LUZERNE CNTY PA	11/1/2026	7.000	1,598,721	1,748,642
560,284	LYONS COLO REV	11/30/2016	4.750	564,876	526,135
450,000	MADISON CNTY FLA REV	7/1/2025	6.000	443,502	414,306
190,000	MADISON CNTY NY INDL DEV AGY C	2/1/2017	4.500	187,623	189,574
250,000	MAGNOLIA CREEK FLA CMNTY DEV D (b)	5/1/2014	5.600	250,000	125,075

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
775,000	MAINE EDL LN AUTH STUDENT LN R	12/1/2027	5.625	$775,000	840,147
1,000,000	MALTA ILL TAX INCREMENT REV	12/30/2025	5.750	1,000,000	659,810
500,000	MANCHESTER N H HSG + REDEV	1/1/2015	6.750	504,129	496,480
500,000	MANCHESTER N H HSG + REDEV (c)	1/1/2020	5.248	301,889	246,315
452,000	MANHATTAN ILL SPL SVC AREA SPL	3/1/2022	5.750	452,000	292,828
500,000	MANSFIELD OHIO	12/1/2024	6.000	526,957	572,460
1,000,000	MANTECA CALIF FING AUTH SWR	12/1/2033	5.000	924,292	1,000,370
300,000	MARICOPA CNTY ARIZ ELEM SCH	7/1/2024	8.000	308,373	337,956
1,000,000	MARICOPA CNTY ARIZ UNI SCH DIS	7/1/2026	6.250	1,018,312	1,172,790
439,000	MARQUIS CMNTY DEV AUTH VA REV	9/1/2013	5.100	439,000	398,665
200,000	MARYLAND ST HEALTH + HIGHER	1/1/2017	5.000	200,000	194,238
450,000	MARYLAND ST HEALTH + HIGHER	7/1/2029	6.750	440,612	530,753
500,000	MASHANTUCKET WESTERN PEQUOT TR (b)	9/1/2036	5.500	509,063	236,215
950,000	MASSACHUSETTS DEV FIN AGY SR	6/1/2014	6.250	950,000	950,808
500,000	MASSACHUSETTS EDL FING AUTH ED	1/1/2027	5.200	500,000	518,355
2,500,000	MASSACHUSETTS EDL FING AUTH ED	1/1/2028	5.250	2,507,941	2,604,875
1,000,000	MASSACHUSETTS ST DEV FIN AGY	1/1/2030	5.500	1,036,648	1,080,430
775,000	MASSACHUSETTS ST HEALTH + EDL	1/15/2012	5.125	773,316	781,378
1,925,000	MASSACHUSETTS ST HEALTH + EDL	7/1/2013	7.300	1,925,000	1,932,103
750,000	MASSACHUSETTS ST HEALTH + EDL	7/1/2024	5.375	750,904	750,203
500,000	MASSACHUSETTS ST HEALTH + EDL	10/15/2026	5.500	504,383	549,260
1,000,000	MASSACHUSETTS ST HSG FIN AGY H	12/1/2033	5.350	1,000,000	1,046,630
1,000,000	MASSACHUSETTS ST HSG FIN AGY H	6/1/2040	5.050	1,000,000	1,031,810
90,000	MASSACHUSETTS ST INDL FIN AGY	9/1/2017	5.450	90,000	90,149
875,000	MASSACHUSETTS ST TPK AUTH WEST	1/1/2017	5.550	875,000	878,763
1,750,000	MC ALESTER OKLA PUB WKS AUTH U (c)	2/1/2030	5.480	611,918	592,235
200,000	MEAD VLG NEB TAX INCREMENT REV (b)	7/1/2012	5.125	200,000	125,782
500,000	MESQUITE NEV REDEV AGY TAX	6/1/2014	5.750	495,918	521,490
500,000	MET GOVT NASHVILLE + DAVIDSON	2/15/2015	9.750	530,637	558,020
495,000	MET GOVT NASHVILLE + DAVIDSON	2/15/2015	9.750	525,331	552,440
1,070,000	MET GOVT NASHVILLE + DAVIDSON (b)	12/20/2020	8.000	1,070,000	553,875
855,000	MET GOVT NASHVILLE + DAVIDSON (b)	6/20/2036	10.000	855,000	432,442
1,830,000	MET GOVT NASHVILLE + DAVIDSON (b)	12/20/2040	7.500	1,830,000	1,118,972
500,000	METROPOLITAN PIER + EXPOSITION	6/15/2027	6.500	500,000	501,905
2,000,000	METROPOLITAN WASHINGTON D C AR (c)	10/1/2041	1.425	1,287,647	1,570,480
1,500,000	MIAMI-DADE CNTY FLA SPL OBLIG (c)	10/1/2026	6.250	563,521	596,145
750,000	MIAMI-DADE CNTY FLA WTR + SWR	10/1/2023	6.000	761,337	878,175
1,000,000	MICHIGAN MUN BD AUTH REV	5/1/2023	5.750	1,030,638	1,139,090
750,000	MICHIGAN PUB EDL FACS AUTH REV	9/1/2016	6.000	750,000	802,238
750,000	MICHIGAN PUB EDL FACS AUTH REV	6/1/2020	6.000	743,170	794,498
500,000	MICHIGAN PUB EDL FACS AUTH REV	9/1/2021	8.000	500,000	571,355
300,000	MICHIGAN PUB EDL FACS AUTH REV	9/1/2022	5.000	300,000	281,010
475,000	MICHIGAN PUB EDL FACS AUTH REV	10/1/2023	6.250	475,000	435,808
500,000	MICHIGAN PUB EDL FACS AUTH REV	11/1/2028	6.350	500,000	516,635
1,000,000	MICHIGAN ST HOSP FIN AUTH REV	12/1/2023	6.125	988,848	1,146,030
625,000	MICHIGAN ST HSG DEV AUTH RENTA	10/1/2020	5.375	598,069	678,013
1,000,000	MICHIGAN ST HSG DEV AUTH RENTA	10/1/2034	5.625	1,000,000	1,052,930
545,000	MICHIGAN ST HSG DEV AUTH RENTA	10/1/2038	5.700	545,000	580,256
1,000,000	MICHIGAN ST STRATEGIC FD LTD	9/1/2029	5.450	1,055,552	1,006,760
310,000	MICHIGAN TOB SETTLEMENT FIN	6/1/2022	5.125	289,657	285,975
496,000	MILLSBORO DEL SPL OBLG	7/1/2036	5.450	496,000	370,388
490,874	MINNESOTA ST HIGHER ED FACS	10/1/2016	4.493	494,035	494,109
220,000	MINNESOTA ST HSG FIN AGY	1/1/2020	5.000	211,323	222,336
495,000	MINNESOTA ST HSG FIN AGY	7/1/2034	5.050	495,000	511,949
985,000	MINNESOTA ST HSG FIN AGY	1/1/2040	5.100	985,000	1,016,500
340,000	MISSISSIPPI HOME CORP SINGLE F	6/1/2039	6.750	359,485	379,059
500,000	MISSOURI DEV FIN BRD	6/1/2029	5.625	486,725	515,045
250,000	MISSOURI ST DEV FIN BRD INFRAS	4/1/2025	5.125	252,530	258,440
500,000	MISSOURI ST DEV FIN BRD INFRAS	11/1/2025	5.500	491,919	523,770
500,000	MISSOURI ST DEV FIN BRD INFRAS	4/1/2027	6.000	505,153	518,045
500,000	MISSOURI ST DEV FIN BRD INFRAS	10/1/2027	6.125	484,322	526,720
980,000	MISSOURI ST HEALTH + EDL FACS	2/1/2022	5.125	1,009,033	1,006,744
500,000	MISSOURI ST HEALTH + EDL FACS	2/1/2035	5.375	498,275	500,505
650,000	MISSOURI ST HSG DEV COMMN	7/1/2042	5.250	641,095	675,045

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
385,000	MISSOURI ST HSG DEV COMMN SING	9/1/2034	5.250	$382,405	404,516
435,000	MISSOURI ST HSG DEV COMMN SING	9/1/2034	5.350	435,000	460,034
1,000,000	MOBERLY MO INDL DEV AUTH	9/1/2024	6.000	1,021,217	1,035,380
450,000	MODESTO CALIF IRR DIST CTFS PA	7/1/2022	5.300	426,459	451,458
1,000,000	MOHAVE CNTY ARIZ INDL DEV AUTH	5/1/2015	7.250	993,077	1,083,050
1,525,000	MONTANA ST BRD HSG	12/1/2039	5.500	1,525,253	1,607,716
1,500,000	MONTGOMERY CNTY OHIO HEALTH	9/20/2032	6.550	1,457,421	1,537,650
750,000	MONTGOMERY CNTY PA HIGHER ED	6/1/2025	5.000	740,763	787,725
650,000	MONTGOMERY CNTY PA INDL DEV AU	2/1/2014	5.375	647,553	637,442
375,000	MONTGOMERY CNTY PA INDL DEV AU	2/1/2028	6.125	370,074	345,833
800,000	MOUNT CARBON MET DIST COLO REV	6/1/2043	7.000	800,000	230,160
200,000	MOUNT CARBON MET DIST COLO REV (c) (e)	6/1/2043	8.000	—	—
750,000	NAPLES FLA HOSP REV	10/1/2026	5.500	754,850	756,645
460,000	NEVADA HSG DIV SINGLE FAMILY	10/1/2039	5.375	460,000	473,947
1,500,000	NEVADA HSG DIV SINGLE FAMILY	10/1/2040	5.100	1,500,000	1,545,900
1,000,000	NEW HAMPSHIRE HEALTH + ED FACS	10/1/2024	5.000	985,476	1,014,470
500,000	NEW HAMPSHIRE HEALTH + ED FACS	8/1/2038	6.000	490,043	543,885
570,000	NEW HAMPSHIRE HGR EDL + HLTH F	10/1/2010	5.700	570,000	570,063
750,000	NEW HAMPSHIRE ST HSG FIN AUTH	7/1/2034	5.375	750,000	788,430
870,000	NEW HAMPSHIRE ST HSG FIN AUTH	7/1/2038	6.625	915,044	982,474
300,000	NEW JERSEY ECONOMIC DEV AUTH	1/1/2015	5.000	297,733	300,774
360,000	NEW JERSEY HEALTH CARE FACS FI	7/1/2015	5.750	354,851	393,185
2,500,000	NEW JERSEY HEALTH CARE FACS FI	7/1/2016	6.250	2,500,000	2,505,175
750,000	NEW JERSEY ST EDL FACS AUTH	12/1/2023	7.125	738,929	899,400
500,000	NEW JERSEY ST HIGHER ED ASSIST	6/1/2024	5.375	497,352	538,715
2,500,000	NEW JERSEY ST HIGHER ED ASSIST	6/1/2027	5.000	2,496,421	2,594,950
1,000,000	NEW JERSEY ST HSG + MTG FIN	5/1/2041	4.950	969,290	1,016,790
500,000	NEW JERSEY ST HSG + MTG FIN AG	10/1/2030	6.450	538,806	548,720
925,000	NEW JERSEY ST HSG + MTG FIN AG	10/1/2034	5.000	925,000	950,798
800,000	NEW JERSEY ST HSG + MTG FIN AG	10/1/2035	5.000	800,000	825,152
2,335,000	NEW JERSEY ST HSG + MTG FIN AG	10/1/2037	5.000	2,317,744	2,403,416
4,250,000	NEW JERSEY ST TRANSN TR FD (c)	12/15/2025	5.851	1,768,666	2,078,165
25,000	NEW MEXICO MTG FIN AUTH	1/1/2026	6.950	26,204	25,437
995,000	NEW MEXICO MTG FIN AUTH	9/1/2029	5.000	995,000	1,038,730
500,000	NEW MEXICO MTG FIN AUTH	9/1/2029	4.800	500,000	515,725
995,000	NEW MEXICO MTG FIN AUTH	9/1/2034	5.000	995,000	1,022,343
1,030,000	NEW MEXICO MTG FIN AUTH	3/1/2036	5.450	1,030,000	1,088,298
500,000	NEW ORLEANS LA AVIATION BRD	1/1/2025	6.000	489,681	543,465
750,000	NEW ORLEANS LA SEW SVC REV	6/1/2024	6.000	739,645	830,250
500,000	NEW RIVER CMNTY DEV DIST FLA (b)	5/1/2013	5.000	499,173	223,900
640,000	NEW YORK N Y CITY HSG DEV CORP	11/1/2024	5.100	551,235	665,018
250,000	NEW YORK N Y CITY INDL DEV AGY	1/1/2029	6.125	246,608	286,595
1,000,000	NEW YORK ST DORM AUTH REV	8/15/2024	6.450	998,384	1,055,570
350,000	NEW YORK ST DORM AUTH REVS	7/1/2019	6.875	356,138	357,567
750,000	NEW YORK ST DORM AUTH REVS NON	7/1/2029	6.250	761,425	861,210
500,000	NEW YORK ST DORM AUTH REVS NON	8/15/2038	6.000	529,178	558,420
865,000	NEW YORK ST MED CARE FACS FIN	8/15/2023	6.300	865,000	868,408
1,820,000	NEW YORK ST MED CARE FACS FIN	2/15/2035	6.375	1,802,358	1,826,770
210,000	NEW YORK ST URBAN DEV CORP	7/1/2016	5.500	210,000	210,798
500,000	NOBLESVILLE IND REDEV AUTH	2/1/2031	5.125	495,301	533,680
325,000	NORCO CALIF REDEV AGY TAX ALLO	3/1/2021	6.250	323,739	367,237
500,000	NORCO CALIF REDEV AGY TAX ALLO	3/1/2032	5.875	492,468	514,170
1,300,000	NORTH CAROLINA MED CARE COMMN	10/1/2035	4.750	1,300,000	1,124,071
1,000,000	NORTH CENT TEX HEALTH FAC DEV	5/15/2017	5.000	1,000,000	1,001,590
920,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2034	5.350	920,000	965,586
1,820,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2039	5.450	1,820,000	1,918,717
750,000	NORTH OAKS MINN SR HSG REV	10/1/2022	5.750	740,403	774,398
350,000	NORTH RANGE MET DIST NO 1 COLO	12/15/2024	5.000	359,939	282,968
500,000	NORTH TEX TWY AUTH DALLAS NORT	1/1/2025	6.000	500,000	570,045
1,000,000	NORTH TEX TWY AUTH REV (c)	1/1/2028	5.900	366,839	415,220
1,250,000	NORTH TEX TWY AUTH REV	1/1/2031	6.125	1,304,860	1,354,925
1,000,000	NORTH TEX TWY AUTH REV (c)	1/1/2042	1.154	697,973	853,930
500,000	NORTHERN CALIF GAS AUTH NO 1	7/1/2027	1.077	500,000	349,770
220,000	NORTHERN CALIF PWR AGY PUB PWR	7/1/2032	5.200	224,191	220,070

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
400,000	NORTHERN MARIANA ISLANDS	10/1/2022	5.000	$403,016	360,568
2,000,000	NORWALK-LA MIRADA CALIF UNI SC (c)	8/1/2029	3.256	1,088,410	1,167,000
300,000	OAK ISLAND N C ENTERPRISE SYS	6/1/2028	5.750	293,467	339,534
300,000	OAK ISLAND N C ENTERPRISE SYS	6/1/2029	5.875	295,794	340,377
500,000	OHIO ST AIR QUALITY DEV AUTH	5/1/2026	5.150	496,939	500,965
500,000	OHIO ST HIGHER EDL FAC REV	12/1/2024	5.500	508,172	566,320
685,000	OHIO ST HSG FIN AGY RESIDENTIA	9/1/2028	6.125	685,000	762,748
375,000	OHIO ST HSG FIN AGY RESIDENTIA	9/1/2033	5.450	375,000	394,350
725,000	OHIO ST HSG FIN AGY RESIDENTIA	9/1/2033	5.400	725,000	762,120
480,000	OKLAHOMA HSG FIN AGY SINGLE	3/1/2032	5.150	480,000	501,648
880,000	OKLAHOMA HSG FIN AGY SINGLE	9/1/2038	6.500	929,284	975,110
1,000,000	ORANGE CNTY FLA HEALTH FACS AU	10/1/2021	6.250	984,269	1,183,020
500,000	OREGON HEALTH SCIENCES UNIV RE	7/1/2039	5.750	485,623	537,280
550,000	OREGON ST	10/1/2031	5.125	546,018	556,540
1,000,000	OVERLAND PK KANS TRANSN DEV	4/1/2032	5.900	1,000,000	1,034,530
3,685,000	PACHECO CALIF UN SCH DIST CTFS (c)	2/1/2037	6.471	704,209	741,827
1,000,000	PALM BAY FLA UTIL REV (c)	10/1/2031	5.920	294,430	322,790
675,000	PALM BEACH CNTY FL HEALTH FACS	11/15/2029	5.125	683,341	662,459
420,000	PALM BEACH CNTY FLA HEALTH FAC	10/1/2011	5.500	420,169	420,928
1,000,000	PALM BEACH CNTY FLA HEALTH FAC	11/15/2022	5.375	914,234	989,850
130,000	PANTHER TRACE II FLA CMNTY DEV	11/1/2010	5.000	130,015	124,748
600,000	PARKLANDS LEE CMNTY DEV DIST (b)	5/1/2011	5.125	599,910	300,180
1,665,000	PATTERSON CALIF JT UNI SCH DIS (c)	8/1/2027	6.548	562,940	666,783
750,000	PELL CITY ALA SPL CARE FACS FI	12/1/2027	5.250	620,724	757,530
1,500,000	PENNSYLVANIA ECONOMIC DEV FING	10/15/2023	6.250	1,467,193	1,645,080
500,000	PENNSYLVANIA ST HIGHER EDL	7/1/2039	1.007	500,000	308,040
1,025,000	PENNSYLVANIA ST TPK COMMN TPK (c)	12/1/2030	2.281	648,724	784,422
1,000,000	PENNSYLVANIA ST TPK COMMN TPK (c)	6/1/2033	1.774	670,152	812,250
1,500,000	PENNSYLVANIA ST TPK COMMN TPK (c)	12/1/2038	1.210	1,067,517	1,130,550
2,000,000	PEORIA ILL PUB BLDG COMMN SCH (c)	12/1/2021	5.601	1,079,389	1,192,880
500,000	PEORIA ILL PUB BLDG COMMN SCH (c)	12/1/2022	6.149	239,333	276,580
5,000,000	PEORIA ILL PUB BLDG COMMN SCH (c)	12/1/2026	6.233	1,850,565	2,001,900
1,000,000	PHILADELPHIA PA HOSPS + HIGHER	11/15/2023	6.625	1,000,942	1,000,360
70,000	PHOENIX ARIZ STR + HWY USER RE	7/1/2011	6.250	70,351	70,312
1,000,000	PIMA CNTY ARIZ INDL DEV AUTH C	4/1/2022	5.875	1,000,000	1,031,200
50,000	PIMA CNTY ARIZ INDL DEV AUTH E	7/1/2012	5.000	49,957	50,590
25,000	PIMA CNTY ARIZ INDL DEV AUTH E	7/1/2012	5.000	24,979	26,172
70,000	PIMA CNTY ARIZ INDL DEV AUTH E	8/1/2012	6.250	70,000	72,093
405,000	PIMA CNTY ARIZ INDL DEV AUTH E	7/1/2014	4.650	404,306	400,857
375,000	PIMA CNTY ARIZ INDL DEV AUTH E	2/1/2015	7.250	375,000	374,993
170,000	PIMA CNTY ARIZ INDL DEV AUTH E	7/1/2015	5.125	169,461	174,270
330,000	PIMA CNTY ARIZ INDL DEV AUTH E	6/1/2016	6.000	330,000	329,030
200,000	PIMA CNTY ARIZ INDL DEV AUTH E	12/15/2016	5.250	198,426	203,912
1,100,000	PIMA CNTY ARIZ INDL DEV AUTH E	12/1/2017	5.350	986,198	1,080,035
480,000	PIMA CNTY ARIZ INDL DEV AUTH E	12/1/2018	6.375	480,000	496,133
250,000	PIMA CNTY ARIZ INDL DEV AUTH E	6/1/2022	5.000	253,520	236,028
455,000	PIMA CNTY ARIZ INDL DEV AUTH E	7/1/2022	5.375	459,264	444,317
185,000	PIMA CNTY ARIZ INDL DEV AUTH E	7/1/2024	6.100	182,045	185,581
1,000,000	PIMA CNTY ARIZ INDL DEV AUTH E	7/1/2026	5.000	862,282	893,290
500,000	PIMA CNTY ARIZ INDL DEV AUTH E	7/1/2031	6.750	364,068	501,765
1,000,000	PIMA CNTY ARIZ INDL DEV AUTH R	9/1/2029	5.750	1,000,000	1,039,050
500,000	PINAL CNTY ARIZ CTFS PARTN	12/1/2023	5.250	475,323	519,860
300,000	PINAL CNTY ARIZ INDL DEV AUTH	10/1/2018	5.250	251,929	305,295
1,000,000	PITTSBURG CALIF REDEV AGY TAX	9/1/2028	6.500	977,150	1,136,600
250,000	PLAINFIELD IND CMNTY HIGH SCH	7/15/2023	5.000	247,431	266,578
500,000	PLEASANT VALLEY CALIF SCH DIST	2/1/2022	5.850	498,204	581,830
750,000	PLEASANTS CNTY W VA POLLUTN CT	5/1/2015	6.150	777,256	751,425
750,000	PORT CORPUS CHRISTI AUTH TEX	12/1/2022	5.650	750,000	761,355
1,750,000	PORT EVERGLADES AUTH FLA PORT	9/1/2016	5.000	1,750,660	1,807,593
250,000	PORTLAND ME HSG DEV CORP	8/1/2021	5.700	250,000	256,208
250,000	PROVIDENCE R I HSG AUTH HSG	9/1/2026	5.000	255,259	267,478
500,000	PROVIDENCE R I HSG AUTH HSG	9/1/2027	5.000	508,384	530,900
245,000	PROVO UTAH CHARTER SCH REV	6/15/2037	5.500	245,000	202,613
450,000	PUERTO RICO COMWLTH HWY + TRAN	7/1/2045	0.887	450,000	239,738

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
500,000	PUERTO RICO ELEC PWR AUTH PWR	7/1/2025	1.037	$500,000	383,245
1,000,000	PUERTO RICO SALES TAX FING (c)	8/1/2033	2.500	567,057	699,560
500,000	PUERTO RICO SALES TAX FING	8/1/2057	1.242	500,000	294,855
750,000	QUAIL CREEK CMNTY FACS DIST	7/15/2016	5.150	750,000	735,105
750,000	QUINAULT INDIAN NATION WASH	12/1/2015	5.800	745,425	665,213
975,000	RAMONA CALIF UNI SCH DIST CTFS (c)	5/1/2032	0.992	787,499	855,728
1,000,000	REDONDO BEACH CALIF UNI SCH (c)	8/1/2034	1.702	667,673	766,000
1,500,000	REGIONAL TRANSN DIST COLO	1/15/2034	6.000	1,485,055	1,601,715
500,000	RENO NEV HOSP REV	6/1/2020	5.500	507,789	552,490
400,000	RENO NEV HOSP REV	6/1/2032	5.250	411,523	402,428
750,000	RENO-SPARKS INDIAN COLONY NEV	6/1/2021	5.000	765,206	767,408
500,000	RHODE ISLAND HSG + MTG FIN COR	10/1/2038	5.625	500,000	530,905
500,000	RHODE ISLAND ST HEALTH + EDL	5/15/2030	6.250	493,285	570,970
285,000	RHODE ISLAND ST HEALTH + EDL B	5/15/2026	5.250	290,159	285,125
500,000	RHODE ISLAND ST STUDENT LN AUT	12/1/2027	5.750	500,000	526,710
500,000	RICHARDSON TEX HOSP AUTH HOSP	12/1/2028	5.625	514,813	495,745
1,000,000	RICHMOND CALIF CMNTY REDEV AGY	9/1/2030	6.000	971,648	1,053,810
500,000	RICHMOND CALIF JT PWRS FING AU	7/1/2024	6.250	500,000	563,575
325,000	RICHMOND IND HOSP AUTH REV	1/1/2029	6.500	314,850	364,371
925,000	RIO GRANDE VY HEALTH FACS DEV	8/1/2012	6.400	925,000	927,840
1,000,000	RIVERSIDE CNTY CALIF REDEV AGY	10/1/2025	6.000	994,998	1,062,180
1,000,000	RIVERSIDE CNTY CALIF REDEV AGY	10/1/2030	6.000	1,014,903	1,062,580
550,000	RIVERSIDE MO INDL DEV AUTH	5/1/2027	4.500	521,623	526,460
250,000	RIVERWOOD ESTATES CMNTY DEV (b)	5/1/2013	5.000	250,000	43,200
500,000	ROSS COUNTY OHIO HOSP REV	12/1/2028	5.750	502,541	533,840
2,200,000	ROWLAND CALIF UNI SCH DIST (c)	8/1/2027	6.252	787,353	869,550
1,000,000	SACRAMENTO CALIF CITY FING AUT (c)	12/1/2021	5.200	565,463	537,050
500,000	SACRAMENTO CALIF PWR AUTH COGE	7/1/2022	4.500	432,338	462,265
500,000	SACRAMENTO CNTY CALIF CTFS PAR	10/1/2027	4.750	500,294	484,960
250,000	SACRAMENTO CNTY CALIF SANTN DI	12/1/2035	0.729	250,000	172,865
350,000	SACRAMENTO CNTY CALIF WTR FING	6/1/2039	0.769	350,000	208,562
1,200,000	SADDLEBACK VY UNI SCH DIST CAL	9/1/2017	5.650	1,200,000	1,204,620
750,000	SAGINAW MICH HOSP FIN AUTH	7/1/2030	6.500	744,333	758,130
1,750,000	SAN BERNARDINO CNTY CALIF CTFS	8/1/2028	5.000	1,794,544	1,750,018
500,000	SAN DIEGO CALIF REDEV AGY	9/1/2023	5.000	450,260	511,725
1,000,000	SAN FRANCISCO CALIF CITY +	5/1/2039	6.000	1,033,811	1,127,590
500,000	SAN FRANCISCO CALIF CITY + CNT	10/1/2033	5.250	504,873	500,070
750,000	SAN GORGONIO CALIF MEM HEALTHC	8/1/2027	7.000	765,230	847,455
250,000	SAN JOAQUIN HILLS CALIF TRANSN	1/15/2030	5.250	253,659	236,663
1,000,000	SANTA PAULA CALIF UTIL AUTH	2/1/2030	5.000	987,764	1,043,140
1,250,000	SARASOTA CNTY FLA HEALTH FACS	1/1/2027	5.500	1,025,369	1,214,588
250,000	SARASOTA NATL CMNTY DEV DIST (b)	5/1/2039	5.300	248,212	41,588
750,000	SARTELL MINN HEALTH CARE + HSG	9/1/2029	6.625	753,703	753,405
1,000,000	SCAGO EDL FACS CORP FOR	12/1/2026	5.000	1,037,529	1,043,300
200,000	SEMINOLE TRIBE FLA SPL OBLIG	10/1/2022	5.750	205,794	201,500
500,000	SEMINOLE TRIBE FLA SPL OBLIG	10/1/2024	5.500	505,200	497,250
250,000	SENECA NATION INDIANS CAP	12/1/2023	5.000	248,796	208,453
150,000	SHELBY CNTY TENN HEALTH EDL + (b)	1/1/2019	5.350	134,966	15,978
625,000	SHELBY CNTY TENN HEALTH EDL + (b)	1/1/2029	5.550	556,863	62,863
1,250,000	SMYRNA TENN HSG ASSN INC MULTI	10/20/2035	6.450	1,254,031	1,289,238
550,000	SNOHOMISH CNTY WASH HSG AUTH H	4/1/2026	6.400	550,000	555,561
500,000	SOUTH BAYSIDE WASTE MGMT AUTH	9/1/2029	6.250	517,599	556,490
245,000	SOUTH CAROLINA HSG FIN + DEV A	7/1/2032	5.500	245,000	258,448
695,000	SOUTH CAROLINA JOBS ECONOMIC	11/1/2010	4.650	695,000	695,209
750,000	SOUTH CAROLINA JOBS ECONOMIC	5/1/2011	5.000	750,000	751,643
1,000,000	SOUTH CAROLINA JOBS ECONOMIC	4/1/2030	6.000	969,740	1,063,630
500,000	SOUTH CAROLINA JOBS ECONOMIC D	11/15/2027	6.000	503,569	431,305
750,000	SOUTH CAROLINA JOBS ECONOMIC D	11/15/2042	5.150	750,000	728,850
650,000	SOUTH CAROLINA ST ED ASSISTANC	10/1/2029	5.100	642,181	680,817
1,000,000	SOUTH COAST CONSERVANCY DIST I	1/1/2028	5.250	994,322	1,074,210
300,000	SOUTHERN MINN MUN PWR AGY PWR	1/1/2013	2.786	300,000	287,370
213,000	SOUTHWESTERN ILL DEV AUTH REV	8/15/2015	5.375	217,870	214,344
670,000	SOUTHWESTERN ILL DEV AUTH REV	10/1/2022	7.000	670,000	653,585
230,000	SOUTHWESTERN ILL DEV AUTH REV	11/1/2026	5.625	228,478	168,965

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
1,500,000	SOUTHWESTERN ILL DEV AUTH REV	8/15/2029	5.625	$1,537,934	1,501,605
750,000	SPARKS NEV REDEV AGY TAX	6/1/2020	6.400	720,749	736,695
1,000,000	SPARKS NEV REDEV AGY TAX	6/1/2020	7.250	989,756	1,030,960
1,000,000	SPARKS NEV REDEV AGY TAX	1/15/2022	5.000	977,180	1,026,780
490,000	SPARKS NEV TOURISM IMPT DIST	6/15/2020	6.500	474,601	492,886
229,000	ST BERNARD PARISH LA HOME MTG	3/1/2039	5.800	224,532	244,018
1,025,000	ST JOHN BAPTIST PARISH LA REV	6/1/2037	5.125	1,025,000	1,031,017
500,000	ST JOHNS CNTY FLA INDL DEV	8/1/2040	5.875	492,729	518,285
500,000	ST JOHNS CNTY FLA INDL DEV AUT	1/1/2016	5.000	470,238	473,400
250,000	ST JOHNS CNTY FLA INDL DEV AUT	8/1/2034	5.625	241,246	247,230
400,000	ST JOSEPH CNTY IND ECONOMIC DE	5/15/2014	5.750	405,843	408,016
460,000	ST JOSEPH CNTY IND ECONOMIC DE	5/15/2026	6.000	334,648	445,919
500,000	ST JOSEPH CNTY IND ECONOMIC DE	5/15/2038	6.000	367,670	472,340
500,000	ST JOSEPH CNTY IND HOSP AUTH (b)	2/15/2028	5.250	507,769	191,050
1,000,000	ST JOSEPH MO INDL DEV AUTH TAX	11/1/2019	5.100	989,220	982,430
500,000	ST JOSEPH MO INDL DEV AUTH TAX	11/1/2023	5.375	496,484	480,670
180,344	ST TAMMANY PARISH LA FIN AUTH	12/1/2039	5.250	184,241	187,193
160,000	STERLING HILL CMNTY DEV DIST	11/1/2010	5.500	159,987	123,200
500,000	STONEYBROOK SOUTH CMNTY DEV (b)	11/1/2015	5.450	498,756	214,850
500,000	SULLIVAN CNTY TENN HEALTH EDL	9/1/2036	5.250	515,960	495,780
345,000	SUMMIT ACADEMY NORTH MICH PUB	11/1/2011	4.750	345,032	346,218
250,000	TARRANT CNTY TEX CULTURAL ED	2/15/2013	5.000	249,832	245,875
500,000	TARRANT CNTY TEX CULTURAL ED	2/15/2014	6.500	500,000	502,905
1,000,000	TARRANT CNTY TEX CULTURAL ED	11/15/2014	6.500	1,000,000	1,001,940
250,000	TARRANT CNTY TEX CULTURAL ED	11/15/2014	6.250	250,000	251,383
1,000,000	TARRANT CNTY TEX CULTURAL ED	2/15/2016	7.250	1,000,000	1,018,670
500,000	TARRANT CNTY TEX CULTURAL ED	11/15/2016	5.250	487,220	505,705
750,000	TARRANT CNTY TEX CULTURAL ED	11/15/2019	7.750	750,000	816,915
1,000,000	TARRANT CNTY TEX CULTURAL ED	11/15/2026	6.000	1,034,419	1,029,290
1,000,000	TARRANT CNTY TEX CULTURAL ED	5/15/2027	5.125	712,799	951,050
750,000	TARRANT CNTY TEX CULTURAL ED	11/15/2036	6.000	772,182	749,940
990,000	TENNESSEE HSG DEV AGY	7/1/2038	5.450	990,000	1,041,638
200,000	TENNESSEE HSG DEV AGY MTG FIN	7/1/2023	5.200	201,324	205,870
795,000	TERREBONNE PARISH LA	3/1/2024	5.875	801,486	939,587
250,000	TEXAS MUN GAS ACQUISITION + SU	12/15/2026	1.646	250,000	179,515
185,000	TEXAS MUN GAS ACQUISITION + SU	12/15/2026	6.250	177,715	207,601
2,000,000	TEXAS PRIVATE ACTIVITY SURFACE	6/30/2033	7.500	2,062,605	2,298,520
1,000,000	TEXAS ST DEPT HSG + CMNTY AFFA	7/1/2039	5.450	1,000,000	1,054,240
400,000	TEXAS ST PUB FIN AUTH CHARTER	9/1/2018	5.500	400,000	400,744
500,000	TEXAS ST PUB FIN AUTH CHARTER	2/15/2030	6.000	500,000	521,060
1,000,000	TEXAS ST PUB FIN AUTH CHARTER	8/15/2030	5.000	876,313	949,220
800,000	TEXAS ST STUDENT HSG AUTH (b)	1/1/2033	11.000	800,000	8
425,000	TODD CREEK FARMS MET DIST NO 1	12/1/2009	4.750	425,000	211,735
750,000	TOLOMATO CMNTY DEV DIST FLA	5/1/2017	6.375	750,000	649,313
2,000,000	TORRANCE CALIF UNI SCH DIST (c)	8/1/2023	6.197	913,793	1,064,080
1,000,000	TRAVIS CNTY TEX HEALTH FACS DE	11/1/2016	6.250	1,000,000	1,017,560
840,000	TRAVIS CNTY TEX HSG FIN CORP M (b)	6/1/2035	9.250	840,000	159,608
1,000,000	TULSA OKLA TULSA INDL AUTH REV	10/1/2027	6.000	1,027,919	1,131,380
1,250,000	TUSTIN CALIF UNI SCH DIST (c)	8/1/2028	3.085	724,128	793,938
475,000	ULSTER CNTY N Y INDL DEV AGY	9/15/2013	5.100	473,057	478,202
500,000	ULSTER CNTY N Y INDL DEV AGY	9/15/2016	5.250	494,949	476,500
350,000	UNIVERSITY CALIF REVS	5/15/2031	5.750	361,743	410,025
240,000	UNIVERSITY CITY MO INDL DEV AU	12/20/2030	6.000	250,446	240,029
671,000	UTAH ASSOCIATED MUNI POWER SYS (e)	5/1/2022	4.750	671,000	601,129
500,000	UTAH HSG CORP SINGLE FAMILY MT	1/1/2032	4.950	500,000	511,140
495,000	UTAH HSG CORP SINGLE FAMILY MT	1/1/2040	5.550	495,000	517,527
600,000	UTAH ST CHARTER SCH FIN AUTH	7/15/2018	6.375	600,000	615,648
750,000	VALLEJO CITY CALIF UNI SCH	9/1/2031	4.150	543,763	541,110
1,000,000	VERANO CTR CMNTY DEV DIST FLA	11/1/2012	5.000	1,000,000	734,660
1,500,000	VERMONT EDL + HEALTH BLDGS FIN	12/1/2027	6.125	1,502,523	1,523,580
165,000	VERRADO CMNTY FACS DIST NO 1	7/15/2013	6.000	165,000	171,280
300,000	VIGO CNTY IND HOSP AUTH REV	9/1/2027	5.500	297,048	299,658
1,000,000	VIRGIN ISLANDS PUB FIN AUTH RE	10/1/2029	5.000	987,842	1,025,330
1,500,000	VIRGINIA ST HSG AUTH DEV AUTH	12/1/2039	5.000	1,500,000	1,549,995

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
750,000	VIRGINIA ST HSG DEV AUTH	7/1/2025	6.000	$750,000	833,250
425,000	VIRGINIA ST HSG DEV AUTH COMWL	7/1/2031	5.350	426,225	428,587
2,000,000	VIRGINIA ST HSG DEV AUTH COMWL	7/1/2036	5.375	2,090,091	2,039,460
500,000	WASHINGTON ST HEALTH CARE FACS	3/1/2024	6.500	478,436	556,450
500,000	WASHINGTON ST HEALTH CARE FACS	8/1/2028	6.250	515,564	564,955
1,000,000	WASHINGTON ST HEALTH CARE FACS	3/1/2029	7.125	974,944	1,133,500
650,000	WASHINGTON ST HSG FIN COMMN NO	1/1/2013	5.100	650,000	626,197
1,150,000	WASHINGTON ST HSG FIN COMMN NO	1/1/2017	5.250	1,146,908	1,025,478
435,000	WATERS EDGE CMNTY DEV DIST FLA (b)	11/1/2012	5.000	435,034	208,887
500,000	WATERSET NORTH CMNTY DEV DIST (b)	11/1/2015	6.550	498,912	300,235
1,000,000	WEST CAMPUS HSG LLC ARIZ STUDE	7/1/2025	5.000	876,295	1,000,130
500,000	WEST ORANGE HEALTHCARE DIST FL	2/1/2031	5.800	502,714	504,810
235,000	WEST VLGS IMPT DIST FLA REV	5/1/2037	5.500	235,000	109,385
530,000	WESTERN GENERATION AGY ORE	1/1/2021	5.000	533,570	502,785
130,000	WESTPARK CMNTY FACS DIST AZ	7/15/2016	4.900	130,000	126,190
255,000	WILL CNTY ILL SPL ED JT	1/1/2021	5.500	263,956	273,067
750,000	WINNEBAGO + STEPHENSON CNTYS I (c)	1/1/2019	5.250	488,490	535,665
1,000,000	WISCONSIN HEALTH + EDL FACS	12/1/2034	5.000	1,000,000	923,900
1,000,000	WISCONSIN ST GEN REV	5/1/2027	6.000	1,023,504	1,199,170
1,000,000	WISCONSIN ST HEALTH + EDL FA	11/15/2025	5.750	990,474	1,001,550
1,000,000	WISCONSIN ST HEALTH + EDL FACS	9/15/2014	5.400	1,000,000	1,003,040
450,000	WISCONSIN ST HEALTH + EDL FACS	7/1/2017	6.000	460,000	456,944
250,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2017	5.250	249,472	250,328
525,000	WISCONSIN ST HEALTH + EDL FACS	2/15/2018	6.250	508,076	528,339
350,000	WISCONSIN ST HEALTH + EDL FACS	7/1/2021	6.000	358,406	353,556
1,000,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2022	5.750	904,264	1,000,380
400,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2023	5.600	401,354	407,248
205,000	WISCONSIN ST HEALTH + EDL FACS	11/15/2023	6.000	217,389	215,316
500,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2024	6.500	351,289	500,185
500,000	WISCONSIN ST HEALTH + EDL FACS	1/15/2025	5.650	505,465	529,635
500,000	WISCONSIN ST HEALTH + EDL FACS	7/1/2026	5.000	504,960	499,690
500,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2026	5.875	476,820	500,210
500,000	WISCONSIN ST HEALTH + EDL FACS	6/1/2028	5.700	518,539	500,040
1,000,000	WISCONSIN ST HEALTH + EDL FACS	2/15/2029	5.600	992,639	1,000,530
750,000	WISCONSIN ST HEALTH + EDL FACS	5/15/2029	5.125	599,975	725,063
750,000	WISCONSIN ST HEALTH + EDL FACS	6/1/2030	6.000	750,000	792,743
500,000	WISCONSIN ST HEALTH + EDL FACS	2/15/2032	5.250	488,664	501,515
250,000	WISCONSIN ST HEALTH + EDL FACS	11/15/2032	6.000	267,869	259,660
750,000	WISCONSIN ST HEALTH + EDL FACS	4/15/2033	6.400	764,599	774,030
500,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2034	6.750	507,221	507,755
825,000	WOODHILL PUB FAC CORP TEX	12/1/2015	7.250	817,974	837,359
1,500,000	WYANDOTTE CNTY/KANS CITY KANS (c)	6/1/2021	6.058	792,856	855,840
750,000	WYOMING CMNTY DEV AUTH HSG REV	12/1/2023	5.250	759,384	806,228
250,000	WYOMING MUN PWR AGY PWR SUPPLY	1/1/2028	5.500	254,467	273,555
500,000	YORBA LINDA CALIF REDEV AGY TA (c)	9/1/2027	6.743	162,907	172,495
355,000	ZEPHYR RIDGE CMNTY DEV DIST (b)	5/1/2013	5.250	355,375	141,436
				482,503,752	485,878,951	90.00%

	Cash Equivalents:
9,660,059	SSGA TAX-EXEMPT MONEY MARKET FUND, Current rate 0.00%			$9,660,059	9,660,059
				9,660,059	9,660,059	1.79%

	Grand total (d)			$525,580,610	534,452,089	99.01%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2010

Notes to Schedule of Investments:

(a)	Securities are valued in accordance with procedures described in note 2 to the December 31, 2009 financial statements.
(b)	Currently non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(c)	For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(d)

At September 30, 2010, the cost for Federal income tax purposes was $525,580,610. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$29,488,322
Gross unrealized depreciation	(20,616,842)
Net unrealized depreciation	$8,871,479

(e)	This security is being fair-valued according to procedures adopted by the Board of Trustees.

Distribution of investments representing geographic diversification, as a percentage of total investments at fair value, is as follows:

Geographical Diversification	Percent

California	11.49%
Texas	8.81
Indiana	3.35
Illinois	5.09
Florida	5.00
Missouri	3.65
Arizona	3.06
Louisiana	2.24
Michigan	2.63
Pennsylvania	2.57
South Carolina	1.53
Other	50.58
100.00%

CBF Graph Data Inputs (Percentages provided by Sit investment report (Invest receives))
Public Housing Bonds	1.3
Insured Bonds	7.9
General obligation bond	3.3
Multi-Family Housing Bonds	17.4
Education Bonds	12.3
Insured general obligation bonds	1.7
Hospital Bonds	15.9
Public Utility Bonds	1.7
Industrial Revenue Bonds	3.1
Escrow bonds	0.3
Cash	7.5
Other	27.6
100

Other information:

Fair value is an estimate of the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for inputs and to establish classification of fair value measurements for disclosure purposes. - Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using an evaluated price from a third party provider. Evaluated prices may be determined by factors which include, but are not limited to, market quotations, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00 pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s assets carried at fair value:

Investment Type	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Cash Equivalents
STIF-type Instruments	$0.00	$9,660,059.46	$0.00	$9,660,059.46
Total Cash Equivalents	$0.00	$9,660,059.46	$0.00	$9,660,059.46
Equities
Common Stock	$5,240,423.05	$0.00	$0.00	$5,240,423.05
Mutual Funds	31,024,327.81	0.00	0.00	31,024,327.81
Shrs Beneficial Intr	2,648,327.50	0.00	0.00	2,648,327.50
Total Equities	$38,913,078.36	$0.00	$0.00	$38,913,078.36
Fixed Income
Corporate Bonds	$0.00	$513,550.00	$0.00	$513,550.00
Municipals	0.00	484,403,704.61	601,128.77	485,004,833.38
Other Asset Backed	0.00	360,568.00	0.00	360,568.00
Total Fixed Income	$0.00	$485,277,822.61	$601,128.77	$485,878,951.38
Total Investments	$38,913,078.36	$494,937,882.07	$601,128.77	$534,452,089.20

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Australia:
26,400	ADELAIDE BRIGHTON LTD.	$72,420	87,771
17,844	AGL ENERGY LTD.	215,923	278,859
51,722	ALUMINA LTD.	50,177	90,480
22,815	AMCOR LTD.	74,580	143,547
37,706	AMP LTD.	144,346	186,219
16,005	ARISTOCRAT LEISURE LTD.	56,089	54,604
33,298	ASCIANO GROUP(b)	49,426	53,100
4,112	ASX LTD.	84,309	129,437
42,961	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	561,645	983,217
19,517	AXA ASIA PACIFIC HOLDINGS LTD.	47,802	96,953
1,214	BANK OF QUEENSLAND LTD.	10,871	13,141
6,281	BENDIGO AND ADELAIDE BANK LTD.	52,780	55,544
179,910	BGP HOLDINGS PLC(b)	—	—
56,093	BHP BILLITON LTD.	1,308,938	2,138,402
1,182	BILLABONG INTERNATIONAL LTD.	7,263	9,105
55,100	BLUESCOPE STEEL LTD.	106,835	116,709
13,040	BORAL LTD.	38,661	58,100
22,553	BRAMBLES LTD.	95,683	137,018
81,933	CFS RETAIL PROPERTY TRUST	114,594	150,055
28,298	COCA-COLA AMATIL LTD.	178,894	327,847
971	COCHLEAR LTD.	35,893	65,974
25,220	COMMONWEALTH BANK OF AUSTRALIA	661,319	1,247,249
8,520	COMPUTERSHARE LTD.	47,795	80,791
38,753	CROWN LTD.	246,016	314,238
9,576	CSL LTD.	226,091	305,872
41,838	CSR LTD.	48,720	72,880
8,070	DART ENERGY LTD.(b)	5,627	9,203
85,105	DEXUS PROPERTY GROUP	62,970	70,325
5,726	DULUXGROUP LTD.(b)	5,840	15,108
180,435	FAIRFAX MEDIA LTD.	251,231	255,476
21,110	FORTESCUE METALS GROUP LTD.(b)	37,574	106,528
50,738	FOSTER’S GROUP LTD.	203,854	299,829
93,686	GOODMAN GROUP	48,414	58,402
35,982	GPT GROUP	55,818	102,361
54,900	GRANGE RESOURCES LTD.(b)	23,637	32,552
34,615	HARVEY NORMAN HOLDINGS LTD.	79,261	126,123
19,665	INCITEC PIVOT LTD.	31,737	68,232
51,625	INSURANCE AUSTRALIA GROUP LTD.	132,475	182,534
31,339	INTOLL GROUP	29,728	45,231
2,244	LEIGHTON HOLDINGS LTD.	29,819	71,700
3,157	LEND LEASE GROUP	10,919	23,219
4,498	MACARTHUR COAL LTD.	51,823	50,993
6,268	MACQUARIE ATLAS ROADS GROUP(b)	2,373	9,368
7,065	MACQUARIE GROUP LTD.	164,941	248,198
65,948	METCASH LTD.	212,747	278,336
4,000	MINERAL RESOURCES LTD.	37,806	40,890
37,974	MIRVAC GROUP	50,570	48,812
34,500	MOUNT GIBSON IRON LTD.(b)	52,969	58,520
35,937	NATIONAL AUSTRALIA BANK LTD.	582,953	880,123
11,698	NEWCREST MINING LTD.	320,902	448,494
100,187	ONESTEEL LTD.	231,744	283,712
7,126	ORICA LTD.	66,068	177,067
15,652	ORIGIN ENERGY LTD.	168,941	240,039
68,197	OZ MINERALS LTD.	31,654	95,901
14,231	PALADIN ENERGY LTD.(b)	54,196	49,377
416	PERPETUAL LTD.	7,027	12,218
116,632	QANTAS AIRWAYS LTD.(b)	222,335	314,496
16,319	QBE INSURANCE GROUP LTD.	217,808	272,220
8,245	RIO TINTO LTD.	321,508	611,759
16,799	SANTOS LTD.	180,505	208,245
1,300	SIMS METAL MANAGEMENT LTD.	14,504	22,083
9,824	SONIC HEALTHCARE LTD.	79,849	104,575
121,829	STOCKLAND	354,514	452,135
67,773	SUNCORP-METWAY LTD.	426,885	589,509
42,177	TABCORP HOLDINGS LTD.	210,955	285,336
96,846	TATTS GROUP LTD.	186,970	223,698
69,046	TELSTRA CORP. LTD.	158,437	174,835

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Australia (Cont’d):
11,689	TOLL HOLDINGS LTD.	$48,972	74,561
13,099	TRANSURBAN GROUP	36,728	62,975
18,625	WESFARMERS LTD.	275,011	592,038
2,560	WESFARMERS LTD. - PPS	32,507	81,965
35,413	WESTFIELD GROUP	253,766	419,606
52,832	WESTPAC BANKING CORP.	701,839	1,186,537
9,700	WHITEHAVEN COAL LTD.	44,918	57,878
8,877	WOODSIDE PETROLEUM LTD.	262,926	376,464
19,482	WOOLWORTHS LTD.	346,571	543,415
2,623	WORLEYPARSONS LTD.	30,535	56,406
		11,990,731	18,296,719	5.81%
Austria:
3,566	ERSTE GROUP BANK A.G.	63,769	143,008
15,879	IMMOFINANZ A.G.(b)	51,791	59,295
10,158	OMV A.G.	384,518	380,748
1,965	RAIFFEISEN INTERNATIONAL BANK HOLDING A.G.	63,526	91,453
2,668	STRABAG S.E. (BEARER)	82,131	63,375
6,287	TELEKOM AUSTRIA A.G.	88,325	94,508
915	VERBUND A.G.	30,953	32,827
1,003	VIENNA INSURANCE GROUP A.G. WIENER VERSICHERUNG GRUPPE	49,973	53,943
2,303	VOESTALPINE A.G.	32,585	84,984
11,880	WIENERBERGER A.G.(b)	151,285	195,570
		998,856	1,199,711	0.38%
Belgium:
48,619	AGEAS	87,769	139,316
3,000	AGFA-GEVAERT N.V.(b)	23,030	22,154
12,078	ANHEUSER-BUSCH INBEV N.V.	385,199	709,569
519	BELGACOM S.A.	15,605	20,260
329	COLRUYT S.A.	74,892	86,958
10,704	DELHAIZE GROUP	777,107	776,056
22,383	DEXIA S.A.(b)	103,522	98,453
6,544	GROUPE BRUXELLES LAMBERT S.A.	536,688	544,823
13,545	KBC GROEP N.V.(b)	384,706	609,029
400	MOBISTAR S.A.	25,537	24,515
1,320	NATIONALE A PORTEFEUILLE	65,973	68,865
625	SOLVAY S.A., CLASS A	36,847	66,735
9,491	UCB S.A.	281,368	329,202
2,966	UMICORE	53,114	128,297
		2,851,357	3,624,232	1.15%
Brazil:
20,180	ALL AMERICA LATINA LOGISTICA S.A.	148,332	204,066
13,700	BANCO BRADESCO S.A. ADR	266,287	279,206
		414,619	483,272	0.15%
Canada:
6,800	ADVANTAGE OIL & GAS LTD.(b)	47,545	42,957
1,200	AGNICO-EAGLE MINES LTD.(c)	70,005	85,312
3,442	AGNICO-EAGLE MINES LTD. (NEW YORK EXCHANGE)	198,299	244,485
1,500	AGRIUM, INC.	73,483	112,544
10,032	AGRIUM, INC. (NEW YORK EXCHANGE)	415,571	752,300
1,080	ASTRAL MEDIA, INC., CLASS A	36,721	40,568
2,600	ATCO LTD., CLASS I	79,610	136,452
10,194	BANK OF MONTREAL	312,529	588,704
18,663	BANK OF NOVA SCOTIA	509,178	994,738
17,426	BARRICK GOLD CORP.	574,317	806,650
7,403	BCE, INC.	151,150	240,598
11,700	BOMBARDIER, INC., CLASS B	62,309	57,424
11,627	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	172,468	329,858
11,700	CAE, INC.	106,129	120,760
11,740	CAE, INC. (NEW YORK EXCHANGE)	85,345	121,039
1,700	CALFRAC WELL SERVICES LTD.	41,139	42,329
2,600	CAMECO CORP.	71,187	72,269
8,679	CAMECO CORP. (NEW YORK EXCHANGE)	149,232	240,669
7,499	CANADIAN IMPERIAL BANK OF COMMERCE	334,499	543,228
8,847	CANADIAN NATIONAL RAILWAY CO.	339,073	566,385
21,350	CANADIAN NATURAL RESOURCES LTD.	487,502	738,710

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
1,000	CANADIAN PACIFIC RAILWAY LTD.	$35,190	61,093
3,842	CANADIAN PACIFIC RAILWAY LTD.
	(NEW YORK EXCHANGE)	120,622	234,093
3,260	CANADIAN TIRE CORP. LTD., CLASS A	163,013	181,546
300	CANADIAN UTILITIES LTD., CLASS A	13,714	14,538
2,400	CELESTICA, INC.(b)	15,161	20,153
15,213	CENOVUS ENERGY, INC.	314,780	437,678
800	CGI GROUP, INC. CLASS A(b)	11,270	12,044
10,919	CGI GROUP, INC., CLASS A (NEW YORK EXCHANGE)(b)	90,695	164,113
1,200	CRESCENT POINT ENERGY CORP.	44,409	44,213
1,861	CRESCENT POINT ENERGY CORP. (OTC EXCHANGE)	38,774	68,541
1,300	DOREL INDUSTRIES, INC.	42,946	43,450
8,666	ELDORADO GOLD CORP.	96,394	160,234
7,936	ENBRIDGE, INC.	263,158	415,053
14,993	ENCANA CORP.	352,865	453,238
6,047	ENERPLUS RESOURCES FUND	113,667	155,710
600	FAIRFAX FINANCIAL HOLDINGS LTD.	217,080	244,332
349	FAIRFAX FINANCIAL HOLDINGS LTD.
	(OTC EXCHANGE)	107,219	142,082
1,900	GAMMON GOLD, INC.(b)	13,688	13,240
1,600	GEORGE WESTON LTD.	121,006	122,768
3,052	GILDAN ACTIVEWEAR, INC.(b)	33,435	85,731
14,001	GOLDCORP, INC.	447,523	609,324
1,200	HOME CAPITAL GROUP, INC.	50,741	51,887
4,500	IAMGOLD CORP.	34,334	79,685
8,203	IAMGOLD CORP. (NEW YORK EXCHANGE)	91,103	145,275
6,421	IMPERIAL OIL LTD.	227,021	242,842
700	INMET MINING CORP.	32,918	38,996
1,100	IVANHOE MINES LTD.(b)	23,435	25,807
6,339	IVANHOE MINES LTD. (NEW YORK EXCHANGE)(b)	76,005	148,396
399	KINROSS GOLD CORP.	5,903	7,484
17,345	KINROSS GOLD CORP. (NEW YORK EXCHANGE)	290,284	325,913
2,600	LINAMAR CORP.	48,551	48,188
7,400	LUNDIN MINING CORP.(b)	36,954	36,967
700	MACDONALD DETTWILER & ASSOCIATES LTD.(b)	30,218	30,954
3,000	MAGNA INTERNATIONAL, INC.	152,304	246,168
3,269	MAGNA INTERNATIONAL, INC. (NEW YORK EXCHANGE)	86,809	268,908
36,151	MANULIFE FINANCIAL CORP.	494,796	456,587
3,469	METHANEX CORP.	31,828	84,956
1,000	METRO, INC., CLASS A	43,866	43,385
4,100	NATIONAL BANK OF CANADA	155,398	258,728
9,400	NEXEN, INC.	207,337	189,109
11,014	NEXEN, INC. (NEW YORK EXCHANGE)	198,615	221,381
11,800	NORTHGATE MINERALS CORP.(b)	39,374	35,666
3,400	NUVISTA ENERGY LTD.	41,370	34,465
1,560	OPEN TEXT CORP.(b)	48,602	73,382
1,300	PACE OIL AND GAS LTD.(b)	5,385	9,815
400	PAN AMERICAN SILVER CORP.	11,679	11,791
2,253	PAN AMERICAN SILVER CORP. (NASDAQ)	41,183	66,666
1,990	PARAMOUNT RESOURCES LTD., CLASS A(b)	28,615	39,377
10,621	PENN WEST ENERGY TRUST	114,717	213,163
1,500	PETROBANK ENERGY & RESOURCES LTD.(b)(c)	58,416	60,995
5,262	POTASH CORP. OF SASKATCHEWAN, INC.	456,856	757,938
10,641	PROVIDENT ENERGY TRUST	33,300	75,125
2,700	QUADRA FNX MINING LTD.(b)	34,928	39,624
3,200	QUEBECOR, INC., CLASS B	48,599	107,140
8,334	RESEARCH IN MOTION LTD.(b)	398,177	405,782
2,101	RITCHIE BROS AUCTIONEERS, INC.	37,504	43,638
10,965	ROGERS COMMUNICATIONS, INC., CLASS B	267,397	410,420
24,582	ROYAL BANK OF CANADA	793,754	1,281,460
5,500	SAPUTO, INC.	152,851	187,729
1,300	SHAW COMMUNICATIONS, INC., CLASS B	23,846	28,630
9,661	SHAW COMMUNICATIONS, INC., CLASS B
	(NEW YORK EXCHANGE)	153,543	212,639
11,100	SHERRITT INTERNATIONAL CORP.	83,221	86,411
800	SHOPPERS DRUG MART CORP.	31,134	31,092
2,400	SILVER WHEATON CORP.(b)	54,555	63,911

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
7,524	SILVER WHEATON CORP. (NEW YORK EXCHANGE)(b)	$82,208	200,515
400	SNC-LAVALIN GROUP, INC.	13,802	20,448
11,589	SUN LIFE FINANCIAL, INC.	229,193	301,778
27,764	SUNCOR ENERGY, INC.	661,747	903,718
19,786	TALISMAN ENERGY, INC.	227,686	346,057
10,975	TECK RESOURCES LTD., CLASS B	52,057	451,731
1,600	TELUS CORP. (NON VOTING)	53,140	67,814
4,274	TELUS CORP. (NON VOTING) (NEW YORK EXCHANGE)	113,886	181,004
33,400	THOMPSON CREEK METALS CO., INC.(b)	404,611	360,052
5,489	TIM HORTONS, INC.	172,854	199,871
2,400	TOROMONT INDUSTRIES LTD.	62,890	66,337
15,703	TORONTO-DOMINION BANK (THE)	607,976	1,134,699
5,081	TRANSALTA CORP.	79,391	108,632
12,940	TRANSCANADA CORP.	339,196	480,333
7,800	TRICAN WELL SERVICE LTD.	123,904	124,399
2,740	VALEANT PHARMACEUTICALS INTERNATIONAL, INC.	29,140	68,637
2,256	VERMILION ENERGY, INC.	83,841	84,677
2,300	WEST FRASER TIMBER CO. LTD.	56,982	84,496
20,900	YAMANA GOLD, INC.	217,021	238,264
15,431	YAMANA GOLD, INC. (NEW YORK EXCHANGE)	136,678	175,913
		15,999,529	23,389,003	7.43%
China:
15,400	FOCUS MEDIA HOLDING LTD. ADR(b)	247,509	374,220
118,000	FOSUN INTERNATIONAL	87,459	93,651
6,000	KINGBOARD CHEMICAL HOLDINGS LTD.	14,300	30,291
20,000	XINGDA INTERNATIONAL HOLDINGS LTD.	10,194	17,817
		359,462	515,979	0.16%
Denmark:
10	A.P. MOLLER - MAERSK A/S, CLASS A	46,408	80,831
20	A.P. MOLLER - MAERSK A/S, CLASS B	112,871	166,220
10,539	CARLSBERG A/S, CLASS B	745,020	1,098,159
500	COLOPLAST A/S, CLASS B	46,109	59,642
10,700	DANSKE BANK A/S(b)	145,239	257,949
4,000	DSV A/S	31,768	81,477
200	FLSMIDTH & CO. A/S	6,012	14,595
8,421	H. LUNDBECK A/S	156,362	148,655
200	JYSKE BANK A/S (REGISTERED)(b)	4,423	7,787
9,900	NOVO-NORDISK A/S, CLASS B	554,060	979,886
500	NOVOZYMES A/S, CLASS B	39,158	63,586
325	TOPDANMARK A/S(b)	33,362	40,942
900	TRYG A/S	49,560	54,048
2,700	VESTAS WIND SYSTEMS A/S(b)	119,468	101,635
		2,089,820	3,155,412	1.00%
Finland:
1,805	ELISA OYJ(b)	21,851	41,400
7,306	FORTUM OYJ	150,745	191,367
3,000	KEMIRA OYJ	40,847	41,339
1,396	KESKO OYJ, CLASS B	30,705	65,490
8,664	KONE OYJ, CLASS B	358,012	448,004
11,779	METSO OYJ	264,384	541,128
1,251	NESTE OIL OYJ	14,206	19,554
62,047	NOKIA OYJ	671,573	623,920
2,240	NOKIAN RENKAAT OYJ	31,306	77,041
2,272	OUTOKUMPU OYJ	32,298	45,233
13,033	POHJOLA BANK PLC	112,005	158,394
1,988	RAUTARUUKKI OYJ	39,419	41,119
5,573	SAMPO OYJ, CLASS A	77,600	150,637
559	SANOMA OYJ	6,931	11,825
19,829	STORA ENSO OYJ, CLASS R	105,318	196,621
38,934	UPM-KYMMENE OYJ	401,499	668,141
3,876	WARTSILA OYJ	196,080	253,121
		2,554,779	3,574,334	1.14%
France:
1,275	ACCOR S.A.	29,826	46,542
551	AEROPORTS DE PARIS	28,858	44,981
4,557	AIR FRANCE-KLM(b)	56,714	69,863

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont’d):
4,624	AIR LIQUIDE S.A.	$383,798	565,739
38,015	ALCATEL-LUCENT(b)	63,037	128,433
3,194	ALSTOM S.A.	178,537	163,413
4,400	ARKEMA S.A.	124,681	225,525
1,954	ATOS ORIGIN S.A.(b)	78,526	88,587
38,126	AXA S.A.	573,013	669,439
23,047	BNP PARIBAS	1,245,776	1,646,936
3,237	BOUYGUES S.A.	115,573	139,051
735	BUREAU VERITAS S.A.	29,322	51,365
1,862	CAP GEMINI S.A.	62,328	93,572
9,700	CARREFOUR S.A.	357,241	522,410
4,738	CASINO GUICHARD PERRACHON S.A.	405,237	434,551
648	CHRISTIAN DIOR S.A.	36,000	84,844
6,264	CIE DE SAINT-GOBAIN	203,267	279,284
3,619	CIE GENERALE DE GEOPHYSIQUE-VERITAS(b)	61,263	79,762
2,031	CIE GENERALE DES ESTABLISSEMENTS MICHELIN,
	CLASS B	78,557	154,993
3,462	CIE GENERALE D’OPTIQUE ESSILOR
	INTERNATIONAL S.A.	134,447	238,308
10,236	CNP ASSURANCES	175,385	190,214
19,360	CREDIT AGRICOLE S.A.	241,398	304,150
9,764	DANONE	490,226	584,718
812	DASSAULT SYSTEMES S.A.	31,121	59,826
1,275	EDENRED(b)	15,742	25,257
4,099	EDF S.A.	160,627	176,923
614	EIFFAGE S.A.	30,643	29,276
193	ERAMET	51,818	57,219
510	EURAZEO	9,917	34,244
3,941	EUTELSAT COMMUNICATIONS	93,691	150,511
30,763	FRANCE TELECOM S.A.	705,806	665,635
20,995	GDF SUEZ	732,731	753,929
1,364	GECINA S.A.	142,556	161,923
12,624	GEMALTO N.V.	426,701	518,582
6,331	GROUPE EUROTUNNEL S.A. (REGISTERED)	49,553	53,870
648	HERMES INTERNATIONAL	64,252	148,236
304	ILIAD S.A.	29,549	31,720
2,335	KLEPIERRE	57,367	90,268
3,031	LAFARGE S.A.	151,025	173,949
1,212	LAGARDERE S.C.A.	30,640	47,406
3,772	LEGRAND S.A.	68,920	127,640
3,537	L’OREAL S.A.	260,493	398,526
3,492	LVMH MOET HENNESSY LOUIS VUITTON S.A.	231,949	513,263
24,670	NATIXIS(b)	41,439	141,562
991	NEOPOST S.A.	83,847	73,777
2,898	PERNOD-RICARD S.A.	177,566	242,443
13,344	PEUGEOT S.A.(b)	387,525	450,293
1,531	PPR	112,344	247,770
41,453	PUBLICIS GROUPE S.A.	1,394,909	1,971,470
3,682	RENAULT S.A.(b)	98,990	190,174
4,202	SAFRAN S.A.	40,399	118,391
22,914	SANOFI-AVENTIS S.A.	1,331,959	1,529,058
3,672	SCHNEIDER ELECTRIC S.A.	285,174	466,552
1,813	SCOR S.E.	36,441	43,348
3,311	SES	62,443	79,636
18,085	SOCIETE GENERALE	998,189	1,047,014
39,697	SOCIETE TELEVISION FRANCAISE 1	401,392	618,475
27,853	SODEXO	1,501,740	1,810,935
3,762	SUEZ ENVIRONNEMENT CO.	55,709	69,622
2,589	TECHNIP S.A.	116,011	208,890
2,172	THALES S.A.	86,735	79,428
69,699	TOTAL S.A.	3,721,327	3,594,964
1,568	UNIBAIL-RODAMCO S.E.	224,150	348,644
6,400	VALEO S.A.(b)	172,988	297,589
2,024	VALLOUREC S.A.	112,949	201,403
5,373	VEOLIA ENVIRONNEMENT	121,010	141,607
8,329	VINCI S.A.	346,780	418,421

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont’d):
19,019	VIVENDI S.A.	$488,947	521,385
2,800	ZODIAC AEROSPACE	145,158	177,667
		21,044,232	26,115,401	8.30%
Germany:
2,785	ADIDAS A.G.	94,549	172,612
8,135	ALLIANZ S.E. (REGISTERED)	732,172	918,354
3,000	AURUBIS A.G.	134,202	143,175
19,741	BASF S.E.	826,237	1,247,204
13,541	BAYER A.G.	703,084	945,549
8,864	BAYERISCHE MOTOREN WERKE A.G.	361,459	622,696
828	BEIERSDORF A.G.	35,556	50,822
3,000	BILFINGER BERGER A.G.	199,197	207,158
6,246	CELESIO A.G.	195,305	136,117
13,520	COMMERZBANK A.G.(b)	78,204	111,887
916	CONTINENTAL A.G.(b)	47,943	71,216
15,532	DAIMLER A.G. (REGISTERED)(b)	498,387	985,414
10,170	DEUTSCHE BANK A.G. (REGISTERED)	426,686	555,811
4,009	DEUTSCHE BOERSE A.G.	243,499	267,725
18,461	DEUTSCHE LUFTHANSA A.G. (REGISTERED)(b)	266,332	339,892
13,453	DEUTSCHE POST A.G. (REGISTERED)	152,569	244,297
3,411	DEUTSCHE POSTBANK A.G.(b)	86,411	116,127
46,395	DEUTSCHE TELEKOM A.G. (REGISTERED)	580,828	633,514
32,299	E.ON A.G.	931,628	950,654
3,418	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	133,793	211,192
734	FRESENIUS S.E.	48,634	58,754
2,738	GEA GROUP A.G.	27,680	68,505
1,250	HANNOVER RUECKVERSICHERUNG A.G. (REGISTERED)	56,829	57,498
10,183	HEIDELBERGCEMENT A.G.	486,232	491,502
8,964	HENKEL A.G. & CO. KGAA	342,310	405,935
1,550	HOCHTIEF A.G.	59,506	134,479
74,257	INFINEON TECHNOLOGIES A.G.(b)	372,212	515,806
2,921	K+S A.G.	149,718	174,923
2,642	LINDE A.G.	210,857	344,625
1,438	MAN S.E.	62,202	156,855
1,310	MERCK KGAA	110,683	110,077
2,503	METRO A.G.	81,368	163,079
3,400	MTU AERO ENGINES HOLDING A.G.	184,885	194,453
3,476	MUENCHENER RUECKVERSICHERUNGS
	A.G. (REGISTERED)	451,147	481,693
12,076	RWE A.G.	912,024	814,565
582	SALZGITTER A.G.	34,934	37,774
12,974	SAP A.G.	477,368	642,668
14,083	SIEMENS A.G. (REGISTERED)	898,057	1,489,472
3,400	SIEMENS A.G. ADR	346,559	358,360
2,068	SUEDZUCKER A.G.	43,410	46,264
6,245	THYSSENKRUPP A.G.	125,145	203,956
9,068	TUI A.G.(b)	77,700	110,917
493	VOLKSWAGEN A.G.	49,099	54,413
517	WACKER CHEMIE A.G.	55,413	95,554
		12,392,013	16,143,543	5.13%
Greece:
20,054	ALPHA BANK A.E.(b)	120,804	125,272
8,488	BANK OF CYPRUS PUBLIC CO. LTD.	42,468	42,678
14,947	COCA COLA HELLENIC BOTTLING CO. S.A.	266,059	393,635
12,167	EFG EUROBANK ERGASIAS S.A.(b)	60,018	72,945
14,190	NATIONAL BANK OF GREECE S.A.(b)	195,211	138,088
4,045	OPAP S.A.	65,259	63,850
8,795	PIRAEUS BANK S.A.(b)	44,788	43,336
11,492	PUBLIC POWER CORP. S.A.	189,989	178,933
		984,596	1,058,737	0.34%
Hong Kong:
30,700	BANK OF EAST ASIA LTD.	62,656	129,987
20,000	BELLE INTERNATIONAL HOLDINGS LTD.	9,604	40,163
308,600	BOC HONG KONG HOLDINGS LTD.	607,989	978,484
92,000	BRIGHTOIL PETROLEUM HOLDINGS LTD.(b)	43,584	38,711
97,000	CATHAY PACIFIC AIRWAYS LTD.	135,947	263,174

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Hong Kong (Cont’d):
20,000	CHEUNG KONG HOLDINGS LTD.	$172,258	303,195
34,500	CLP HOLDINGS LTD.	236,618	275,468
144,000	CNOOC LTD.	278,827	279,579
42,000	DAH CHONG HONG HOLDINGS LTD.	29,216	51,795
16,000	DAH SING BANKING GROUP LTD.	24,351	30,150
32,062	ESPRIT HOLDINGS LTD.	202,363	172,821
33,000	FOXCONN INTERNATIONAL HOLDINGS LTD.(b)	22,488	24,184
17,000	GREAT EAGLE HOLDINGS LTD.	44,170	51,751
134,500	GUOCO GROUP LTD.	1,194,849	1,479,374
17,000	HANG LUNG GROUP LTD.	50,690	110,981
30,000	HANG LUNG PROPERTIES LTD.	64,007	146,310
11,500	HANG SENG BANK LTD.	124,740	169,121
13,000	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	92,412
100,100	HONG KONG & CHINA GAS CO. LTD.	149,918	253,392
15,000	HONG KONG EXCHANGES AND CLEARING LTD.	136,476	294,908
10,500	HONGKONG & SHANGHAI HOTELS (THE)	9,511	18,461
56,500	HONGKONG ELECTRIC HOLDINGS LTD.	333,731	343,460
10,000	HONGKONG LAND HOLDINGS LTD.	38,456	62,154
400	HOPEWELL HIGHWAY INFRASTRUCTURE LTD.	228	311
4,000	HOPEWELL HOLDINGS LTD.	10,853	12,930
48,000	HOPSON DEVELOPMENT HOLDINGS LTD.	75,765	53,560
36,000	HUTCHISON WHAMPOA LTD.	189,637	335,384
25,000	INDUSTRIAL & COMMERCIAL BANK OF CHINA ASIA LTD.	26,519	91,834
74,000	JOHNSON ELECTRIC HOLDINGS LTD.	40,277	39,027
27,000	KERRY PROPERTIES LTD.	90,767	145,820
60,000	LI & FUNG LTD.	147,735	335,840
127,500	LINK REIT (THE)	285,741	377,639
16,500	MTR CORP.	38,268	62,328
143,000	NEW WORLD DEVELOPMENT LTD.	234,526	287,544
4,000	NOBLE GROUP LTD.	5,575	5,750
29,000	NWS HOLDINGS LTD.	52,824	56,953
16,000	ORIENT OVERSEAS INTERNATIONAL LTD.	118,890	127,655
24,000	PACIFIC CENTURY PREMIUM DEVELOPMENTS LTD.	5,219	4,320
30,000	SANDS CHINA LTD. (REGISTERED)(b)	50,128	54,135
22,000	SHANGRI-LA ASIA LTD.	29,709	49,931
24,000	SINO LAND CO. LTD.	28,396	49,582
3,000	SINO-FOREST CORP.(b)	52,049	49,974
23,000	SUN HUNG KAI PROPERTIES LTD.	222,078	394,576
19,000	SWIRE PACIFIC LTD., CLASS A	143,178	261,581
3,000	TELEVISION BROADCASTS LTD.	9,222	17,078
37,000	WHARF HOLDINGS LTD.	94,826	237,976
78,000	WHEELOCK & CO. LTD.	215,231	260,893
59,000	YUE YUEN INDUSTRIAL HOLDINGS LTD.	143,841	218,631
		6,329,475	9,141,287	2.90%
Ireland:
29,561	ACCENTURE PLC, CLASS A	1,108,546	1,256,047
43,378	COVIDIEN PLC	1,622,173	1,743,362
4,316	CRH PLC	77,471	71,137
8,371	CRH PLC (LONDON EXCHANGE)	189,905	137,728
8,000	DCC PLC	190,798	229,100
666	ELAN CORP. PLC(b)	5,141	3,804
5,458	ELAN CORP. PLC (LONDON EXCHANGE)(b)	31,760	29,390
265,826	EXPERIAN PLC	2,086,651	2,895,296
1,776	KERRY GROUP PLC, CLASS A	35,054	62,720
10,109	RYANAIR HOLDINGS PLC	50,438	54,025
11,192	SHIRE PLC	130,296	252,018
2,000	SMURFIT KAPPA GROUP PLC(b)	17,837	20,099
		5,546,070	6,754,726	2.15%
Israel:
13,486	BANK HAPOALIM BM(b)	51,982	61,739
11,685	BANK LEUMI LE-ISRAEL BM(b)	51,733	54,297
25,445	BEZEQ ISRAELI TELECOMMUNICATION CORP. LTD.	59,734	63,526
64	ISRAEL (THE) CORP. LTD.(b)	50,868	61,264
10,554	ISRAEL CHEMICALS LTD.	125,342	149,126
36,665	ISRAEL DISCOUNT BANK LTD., CLASS A(b)	75,471	72,878
14,564	MAKHTESHIM-AGAN INDUSTRIES LTD.(b)	52,915	54,060

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Israel (Cont’d):
5,900	MIZRAHI TEFAHOT BANK LTD.	$51,135	54,685
14,665	TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR	847,691	773,579
		1,366,871	1,345,154	0.43%
Italy:
41,159	A2A S.P.A.	67,304	63,154
14,171	ACEA S.P.A.(b)	158,260	160,191
19,503	ASSICURAZIONI GENERALI S.P.A.	310,560	393,441
4,618	ATLANTIA S.P.A.	77,005	95,821
12,162	AUTOGRILL S.P.A.(b)	72,812	152,497
2,752	BANCA CARIGE S.P.A.	7,205	6,412
40,061	BANCA POPOLARE DI MILANO SCARL	201,614	191,292
16,537	BANCO POPOLARE SCARL	73,635	98,808
6,000	BENETTON GROUP S.P.A.	44,388	46,033
2,148	BULGARI S.P.A.	9,445	19,494
123,780	ENEL S.P.A.	560,402	660,763
40,782	ENI S.P.A.	798,535	880,449
6,000	ERG S.P.A.	72,645	81,109
2,842	EXOR S.P.A.	48,366	65,913
20,667	FIAT S.P.A.	233,093	319,687
9,648	FINMECCANICA S.P.A.	128,433	114,686
642	FONDIARIA-SAI S.P.A.	7,307	6,477
127,028	INTESA SANPAOLO S.P.A.	344,360	413,743
18,247	INTESA SANPAOLO S.P.A. (RSP)	48,163	47,088
9,000	ITALCEMENTI S.P.A.	118,586	79,630
1,095	LUXOTTICA GROUP S.P.A.	14,342	30,010
8,238	MEDIASET S.P.A.	35,497	58,432
7,202	MEDIOBANCA S.P.A.(b)	50,231	67,085
34,777	MEDIOLANUM S.P.A.	120,164	154,481
20,039	PARMALAT S.P.A.	36,886	51,476
2,966	PRYSMIAN S.P.A.	29,515	54,290
3,842	SAIPEM S.P.A.	66,811	154,239
53,519	SNAM RETE GAS S.P.A.	243,142	271,260
158,727	TELECOM ITALIA S.P.A.	212,786	221,555
45,082	TELECOM ITALIA S.P.A. (RSP)	50,680	50,900
6,028	TENARIS S.A.	60,927	115,762
22,370	TERNA S.P.A.	71,955	95,125
263,520	UNICREDIT S.P.A.	436,477	674,800
5,082	UNIONE DI BANCHE ITALIANE SCPA	44,449	49,342
		4,855,980	5,945,445	1.89%
Japan:
25,000	77 BANK (THE) LTD.	128,729	126,860
3,940	ACOM CO. LTD.	63,512	59,746
5,200	ADVANTEST CORP.	86,387	103,809
46,100	AEON CO. LTD.	344,949	495,564
4,800	AEON CREDIT SERVICE CO. LTD.	49,903	51,778
1,100	AEON MALL CO. LTD.	23,091	26,793
2,300	AISIN SEIKI CO. LTD.	37,584	71,753
50,000	AJINOMOTO CO., INC.	387,741	489,796
2,900	ALFRESA HOLDINGS CORP.	138,845	123,682
86,000	ALL NIPPON AIRWAYS CO. LTD.(b)	272,827	318,343
2,000	AMADA CO. LTD.	10,582	13,740
22,000	ASAHI BREWERIES LTD.	364,284	440,882
15,000	ASAHI GLASS CO. LTD.	80,697	153,346
13,000	ASAHI KASEI CORP.	46,220	71,801
7,600	ASTELLAS PHARMA, INC.	243,758	274,938
11,000	BANK OF KYOTO (THE) LTD.	98,298	89,341
23,000	BANK OF YOKOHAMA (THE) LTD.	96,740	107,653
1,300	BENESSE HOLDINGS, INC.	48,395	62,633
13,800	BRIDGESTONE CORP.	205,726	251,993
5,700	BROTHER INDUSTRIES LTD.	42,142	70,570
1,100	CANON MARKETING JAPAN, INC.	15,818	15,165
31,700	CANON, INC.	1,040,235	1,482,349
3,800	CASIO COMPUTER CO. LTD.	28,796	28,240
29	CENTRAL JAPAN RAILWAY CO.	162,730	213,304
15,000	CHIBA BANK (THE) LTD.	81,968	87,662
13,800	CHUBU ELECTRIC POWER CO., INC.	306,766	341,228
1,900	CHUGAI PHARMACEUTICAL CO. LTD.	30,706	34,973

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
3,200	CHUGOKU ELECTRIC POWER (THE) CO., INC.	$69,825	63,136
61,000	CHUO MITSUI TRUST HOLDINGS, INC.	214,009	202,753
7,900	CITIZEN HOLDINGS CO. LTD.	31,581	47,551
2,000	COCA-COLA WEST CO. LTD.	30,433	33,734
73,000	COSMO OIL CO. LTD.	182,679	190,184
63,819	CREDIT SAISON CO. LTD.	754,654	855,677
25,000	DAI NIPPON PRINTING CO. LTD.	234,314	305,877
20,000	DAIHATSU MOTOR CO. LTD.	229,833	268,090
81	DAI-ICHI LIFE INSURANCE (THE) CO. LTD.	102,954	97,822
13,100	DAIICHI SANKYO CO. LTD.	225,226	266,794
4,300	DAIKIN INDUSTRIES LTD.	117,015	162,193
27,500	DAINIPPON SUMITOMO PHARMA CO. LTD.	226,895	230,655
1,200	DAITO TRUST CONSTRUCTION CO. LTD.	42,344	71,738
6,000	DAIWA HOUSE INDUSTRY CO. LTD.	45,826	60,494
191,000	DAIWA SECURITIES GROUP, INC.	1,144,642	771,589
1,600	DENA CO. LTD.	49,492	50,391
4,000	DENKI KAGAKU KOGYO K.K.	7,188	17,246
8,200	DENSO CORP.	185,234	242,999
2,900	DENTSU, INC.	48,680	67,379
13,000	DOWA HOLDINGS CO. LTD.	55,385	77,402
5,400	EAST JAPAN RAILWAY CO.	295,862	326,371
3,800	EISAI CO. LTD.	120,732	133,032
2,100	ELECTRIC POWER DEVELOPMENT CO. LTD.	62,041	63,143
4,500	ELPIDA MEMORY, INC.(b)	56,436	51,947
1,800	FAMILYMART CO. LTD.	52,590	64,603
3,100	FANUC LTD.	243,447	393,178
700	FAST RETAILING CO. LTD.	76,899	98,618
54,000	FUJI HEAVY INDUSTRIES LTD.	229,454	344,957
37,300	FUJIFILM HOLDINGS CORP.	1,035,482	1,238,723
22,000	FUJIKURA LTD.	122,650	110,455
31,000	FUJITSU LTD.	124,538	218,114
47,000	FUKUOKA FINANCIAL GROUP, INC.	182,660	188,420
15,000	FURUKAWA ELECTRIC CO. LTD.	48,082	56,589
5,000	GS YUASA CORP.	36,696	35,165
6,000	GUNMA BANK (THE) LTD.	31,571	31,461
12,000	HACHIJUNI BANK (THE) LTD.	67,350	62,752
3,220	HAKUHODO DY HOLDINGS, INC.	174,361	156,104
10,000	HANKYU HANSHIN HOLDINGS, INC.	45,714	48,077
500	HIROSE ELECTRIC CO. LTD.	48,402	50,455
7,000	HIROSHIMA BANK (THE) LTD.	26,154	28,517
600	HISAMITSU PHARMACEUTICAL CO., INC.	17,668	24,532
3,000	HITACHI CHEMICAL CO. LTD.	54,135	56,121
2,200	HITACHI CONSTRUCTION MACHINERY CO. LTD.	48,655	47,703
156,000	HITACHI LTD.	471,789	682,772
15,900	HOKKAIDO ELECTRIC POWER CO., INC.	332,832	316,714
25,000	HOKUHOKU FINANCIAL GROUP, INC.	45,996	45,884
5,000	HOKURIKU ELECTRIC POWER CO.	118,737	114,212
38,600	HONDA MOTOR CO. LTD.	1,063,163	1,373,103
7,100	HOYA CORP.	150,194	173,520
1,600	IBIDEN CO. LTD.	37,951	40,731
300	IDEMITSU KOSAN CO. LTD.	23,804	25,732
24,000	IHI CORP.	31,334	46,117
36	INPEX CORP.	197,014	169,489
4,500	ISETAN MITSUKOSHI HOLDINGS LTD.	35,506	46,834
52,000	ISUZU MOTORS LTD.	110,941	201,224
28,000	ITOCHU CORP.	163,531	256,934
8,000	J FRONT RETAILING CO. LTD.	31,099	37,264
6	JAPAN REAL ESTATE INVESTMENT CORP.	46,693	54,612
8	JAPAN RETAIL FUND INVESTMENT CORP.	8,807	11,274
5,000	JAPAN STEEL WORKS (THE) LTD.	47,736	47,193
77	JAPAN TOBACCO, INC.	200,326	256,780
7,400	JFE HOLDINGS, INC.	181,345	226,913
4,000	JGC CORP.	53,048	69,608
7,000	JOYO BANK (THE) LTD.	32,424	30,524
5,100	JS GROUP CORP.	59,682	100,166
3,100	JSR CORP.	39,530	52,920
33,100	JTEKT CORP.	308,225	305,696
45	JUPITER TELECOMMUNICATIONS CO. LTD.	27,159	48,517

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
79,180	JX HOLDINGS, INC.	$390,898	460,081
7,000	KAJIMA CORP.	15,004	16,855
11,000	KAMIGUMI CO. LTD.	72,240	81,812
37,000	KANEKA CORP.	247,663	222,504
11,900	KANSAI ELECTRIC POWER (THE) CO., INC.	258,103	289,054
2,000	KANSAI PAINT CO. LTD.	10,449	17,059
10,000	KAO CORP.	208,279	244,080
92,000	KAWASAKI HEAVY INDUSTRIES LTD.	220,820	261,796
20,000	KAWASAKI KISEN KAISHA LTD.	71,674	75,456
50	KDDI CORP.	240,697	239,631
6,000	KEIHIN ELECTRIC EXPRESS RAILWAY CO. LTD.	45,614	58,043
3,000	KEIO CORP.	15,740	20,595
5,000	KEISEI ELECTRIC RAILWAY CO. LTD.	23,110	32,151
710	KEYENCE CORP.	131,805	154,846
6,000	KIKKOMAN CORP.	52,867	66,317
20,000	KINTETSU CORP.	66,744	67,625
15,000	KIRIN HOLDINGS CO. LTD.	169,540	212,937
159,000	KOBE STEEL LTD.	303,376	374,173
15,100	KOMATSU LTD.	187,238	351,568
3,900	KONAMI CORP.	61,913	69,023
18,500	KONICA MINOLTA HOLDINGS, INC.	174,028	180,429
21,000	KUBOTA CORP.	129,773	192,734
5,500	KURARAY CO. LTD.	46,234	69,614
4,300	KURITA WATER INDUSTRIES LTD.	96,931	119,363
2,700	KYOCERA CORP.	198,000	256,505
3,000	KYOWA HAKKO KIRIN CO. LTD.	23,089	29,772
6,400	KYUSHU ELECTRIC POWER CO., INC.	142,133	146,201
7,900	LAWSON, INC.	344,473	361,993
700	MABUCHI MOTOR CO. LTD.	36,674	35,789
10,400	MAKITA CORP.	298,565	330,496
44,000	MARUBENI CORP.	181,070	249,379
6,500	MARUI GROUP CO. LTD.	32,287	48,787
32,000	MAZDA MOTOR CORP.	59,801	77,294
19,500	MEDIPAL HOLDINGS CORP.	230,029	247,858
6,900	MEIJI HOLDINGS CO. LTD.	260,803	325,204
8,385	MEITEC CORP.(b)	139,009	155,797
76,500	MITSUBISHI CHEMICAL HOLDINGS CORP.	336,902	389,405
29,600	MITSUBISHI CORP.	517,990	702,471
32,000	MITSUBISHI ELECTRIC CORP.	148,393	276,012
18,000	MITSUBISHI ESTATE CO. LTD.	212,941	293,487
17,000	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	98,976
57,000	MITSUBISHI HEAVY INDUSTRIES LTD.	185,317	210,698
4,000	MITSUBISHI LOGISTICS CORP.	45,017	48,082
108,000	MITSUBISHI MATERIALS CORP.(b)	293,296	311,378
48,000	MITSUBISHI MOTORS CORP.(b)	72,153	62,750
5,000	MITSUBISHI TANABE PHARMA CORP.	54,031	81,462
380,900	MITSUBISHI UFJ FINANCIAL GROUP, INC.	1,882,721	1,777,850
2,700	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	83,878	95,138
67,000	MITSUI & CO. LTD.	759,074	996,904
102,000	MITSUI CHEMICALS, INC.	317,085	275,614
35,000	MITSUI ENGINEERING & SHIPBUILDING CO. LTD.	83,842	79,418
14,000	MITSUI FUDOSAN CO. LTD.	160,770	236,147
3,000	MITSUI MINING & SMELTING CO. LTD.	5,391	8,591
17,000	MITSUI OSK LINES LTD.	90,171	107,170
334,400	MIZUHO FINANCIAL GROUP, INC.	610,770	485,667
29,000	MIZUHO SECURITIES CO. LTD.	61,853	66,365
8,280	MS&AD INSURANCE GROUP HOLDINGS, INC.	191,651	190,582
2,500	MURATA MANUFACTURING CO. LTD.	101,583	131,796
23,500	NAMCO BANDAI HOLDINGS, INC.	240,157	217,894
151,000	NEC CORP.	422,095	401,583
3,000	NGK INSULATORS LTD.	44,485	49,724
3,000	NGK SPARK PLUG CO. LTD.	28,359	40,231
1,600	NIDEC CORP.	75,128	142,602
17,500	NIKON CORP.	285,372	325,680
1,600	NINTENDO CO. LTD.	401,254	399,870
11	NIPPON BUILDING FUND, INC.	90,970	96,326
9,000	NIPPON ELECTRIC GLASS CO. LTD.	66,934	123,063
76,000	NIPPON EXPRESS CO. LTD.	288,938	289,139

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
6,000	NIPPON MEAT PACKERS, INC.	$72,315	73,596
3,100	NIPPON PAPER GROUP, INC.	78,898	77,684
11,000	NIPPON SHEET GLASS CO. LTD.	30,764	24,038
83,000	NIPPON STEEL CORP.	239,272	282,996
9,300	NIPPON TELEGRAPH & TELEPHONE CORP.	356,996	405,101
74,000	NIPPON YUSEN K.K.	274,935	303,872
17,000	NISHI-NIPPON CITY BANK (THE) LTD.	40,901	48,736
76,600	NISSAN MOTOR CO. LTD.	467,775	670,929
2,500	NISSHIN SEIFUN GROUP, INC.	25,731	32,919
3,000	NISSHINBO HOLDINGS, INC.	23,700	30,154
600	NITORI HOLDINGS CO. LTD.	33,819	50,169
3,200	NITTO DENKO CORP.	77,639	125,503
35,200	NKSJ HOLDINGS, INC.(b)	219,922	221,456
64,200	NOMURA HOLDINGS, INC.	379,168	311,330
2,700	NOMURA RESEARCH INSTITUTE LTD.	43,930	50,749
6,000	NSK LTD.	24,006	40,803
29,000	NTN CORP.	116,432	125,405
30	NTT DATA CORP.	88,781	95,080
284	NTT DOCOMO, INC.	404,857	474,313
58	NTT URBAN DEVELOPMENT CORP.	54,407	48,877
12,000	OBAYASHI CORP.	48,665	47,722
8,000	ODAKYU ELECTRIC RAILWAY CO. LTD.	62,234	74,054
13,000	OJI PAPER CO. LTD.	49,994	57,542
4,000	OLYMPUS CORP.	61,766	105,058
7,300	OMRON CORP.	99,962	166,255
1,400	ONO PHARMACEUTICAL CO. LTD.	60,256	60,963
8,000	ONWARD HOLDINGS CO. LTD.	54,094	62,867
800	ORIENTAL LAND CO. LTD.	50,479	74,606
5,210	ORIX CORP.	294,705	399,041
24,000	OSAKA GAS CO. LTD.	74,241	86,580
30,500	PANASONIC CORP.	376,823	413,750
6,000	PANASONIC ELECTRIC WORKS CO. LTD.	41,493	79,657
153	RAKUTEN, INC.	84,827	111,984
8,800	RESONA HOLDINGS, INC.	111,603	79,070
30,000	RICOH CO. LTD.	378,821	424,332
1,200	RINNAI CORP.	52,047	70,604
1,800	ROHM CO. LTD.	99,465	111,312
18,200	SANKYO CO. LTD.	992,336	964,896
500	SANTEN PHARMACEUTICAL CO. LTD.	14,009	17,325
31,000	SANYO ELECTRIC CO. LTD.(b)	50,466	51,067
40,500	SAPPORO HOKUYO HOLDINGS, INC.	128,847	187,575
10,000	SAPPORO HOLDINGS LTD.	50,459	46,926
433	SBI HOLDINGS, INC.	45,378	54,439
3,400	SECOM CO. LTD.	133,812	153,554
4,100	SEGA SAMMY HOLDINGS, INC.	38,822	62,547
12,900	SEIKO EPSON CORP.	193,547	195,999
25,000	SEINO HOLDINGS CO. LTD.	196,920	151,483
13,000	SEKISUI CHEMICAL CO. LTD.	66,177	78,818
6,000	SEKISUI HOUSE LTD.	44,394	54,002
13,000	SEVEN & I HOLDINGS CO. LTD.	286,258	305,136
4	SEVEN BANK LTD.	9,649	7,164
20,000	SHARP CORP.	174,731	199,104
4,200	SHIKOKU ELECTRIC POWER CO., INC.	116,898	120,562
4,000	SHIMADZU CORP.	25,419	30,764
1,000	SHIMAMURA CO. LTD.	61,206	92,929
1,500	SHIMANO, INC.	58,204	79,522
2,000	SHIMIZU CORP.	7,530	7,403
6,600	SHIN-ETSU CHEMICAL CO. LTD.	318,188	322,283
4,000	SHIONOGI & CO. LTD.	67,679	73,264
7,000	SHISEIDO CO. LTD.	126,854	157,422
8,000	SHIZUOKA BANK (THE) LTD.	74,794	68,906
21,000	SHOWA DENKO K.K.	33,824	40,358
7,400	SHOWA SHELL SEKIYU K.K.	69,579	56,558
600	SMC CORP.	57,789	79,316
12,700	SOFTBANK CORP.	185,167	416,185
21,900	SOJITZ CORP.	34,134	39,430
15,800	SONY CORP.	362,228	488,717
33	SONY FINANCIAL HOLDINGS, INC.	85,415	107,460

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
2,700	STANLEY ELECTRIC CO. LTD.	$30,745	43,134
97,000	SUMITOMO CHEMICAL CO. LTD.	443,397	426,278
21,300	SUMITOMO CORP.	207,214	275,229
13,100	SUMITOMO ELECTRIC INDUSTRIES LTD.	127,803	160,159
12,000	SUMITOMO HEAVY INDUSTRIES LTD.	39,379	62,008
62,000	SUMITOMO METAL INDUSTRIES LTD.	136,710	157,124
9,000	SUMITOMO METAL MINING CO. LTD.	88,484	137,770
23,000	SUMITOMO MITSUI FINANCIAL GROUP, INC.	728,366	671,159
7,000	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	81,291	145,012
37,000	SUMITOMO TRUST & BANKING (THE) CO. LTD.	171,554	185,655
1,000	SURUGA BANK LTD.	8,247	8,817
500	SUZUKEN CO. LTD.	12,835	16,550
5,700	SUZUKI MOTOR CORP.	102,733	119,901
19,400	T&D HOLDINGS, INC.	440,678	405,358
11,000	TAISEI CORP.	19,821	22,688
2,000	TAIYO NIPPON SANSO CORP.	11,493	17,049
10,000	TAKASHIMAYA CO. LTD.	63,872	77,310
3,400	TAKATA CORP.	83,835	85,772
11,400	TAKEDA PHARMACEUTICAL CO. LTD.	404,837	525,274
1,500	TDK CORP.	58,582	83,927
89,000	TEIJIN LTD.	231,995	293,861
2,600	TERUMO CORP.	95,419	138,319
2,000	THK CO. LTD.	29,290	37,580
19,000	TOBU RAILWAY CO. LTD.	97,844	109,591
1,000	TOHO CO. LTD.	13,412	16,089
6,800	TOHOKU ELECTRIC POWER CO., INC.	143,233	150,450
11,600	TOKIO MARINE HOLDINGS, INC.	296,326	313,564
8,900	TOKYO BROADCASTING SYSTEM HOLDINGS, INC.	126,033	114,702
20,900	TOKYO ELECTRIC POWER (THE) CO., INC.	517,637	509,937
3,200	TOKYO ELECTRON LTD.	128,746	160,978
46,000	TOKYO GAS CO. LTD.	160,535	208,845
14,000	TOKYO TATEMONO CO. LTD.	52,674	53,802
14,000	TOKYU CORP.	57,421	61,942
20,000	TOKYU LAND CORP.	69,576	83,128
4,000	TONENGENERAL SEKIYU K.K.	37,796	37,054
48,000	TOPPAN PRINTING CO. LTD.	383,614	376,350
17,000	TORAY INDUSTRIES, INC.	70,413	94,698
66,000	TOSHIBA CORP.	197,553	320,178
6,000	TOTO LTD.	30,029	41,206
15,900	TOYO SEIKAN KAISHA LTD.	265,689	287,221
1,000	TOYO SUISAN KAISHA LTD.	23,262	20,638
9,200	TOYOTA AUTO BODY CO. LTD.	172,671	140,107
2,300	TOYOTA INDUSTRIES CORP.	51,959	61,551
46,900	TOYOTA MOTOR CORP.	1,599,107	1,681,043
19,700	TOYOTA TSUSHO CORP.	264,953	291,053
2,500	TREND MICRO, INC.	74,501	74,569
1,700	TSUMURA & CO.	50,505	52,869
8,000	UBE INDUSTRIES LTD.	13,963	17,772
2,100	UNICHARM CORP.	42,706	84,621
28,200	UNIHAIR CO. LTD.(b)	336,377	373,741
1,000	USHIO, INC.	14,106	16,874
130	USS CO. LTD.	5,696	9,717
126	WEST JAPAN RAILWAY CO.	427,214	452,295
236	YAHOO! JAPAN CORP.	62,283	81,638
2,500	YAKULT HONSHA CO. LTD.	42,793	77,304
1,270	YAMADA DENKI CO. LTD.	52,100	78,815
11,000	YAMAGUCHI FINANCIAL GROUP, INC.	104,754	103,848
15,100	YAMAHA CORP.	164,370	175,692
5,900	YAMAHA MOTOR CO. LTD.(b)	51,989	88,490
9,000	YAMATO HOLDINGS CO. LTD.	96,669	109,108
12,000	YOKOGAWA ELECTRIC CORP.	94,287	81,655
		48,056,238	55,149,602	17.53%
Luxembourg:
15,315	ARCELORMITTAL	336,733	506,856
		336,733	506,856	0.16%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Macau:
30,000	WYNN MACAU LTD.(b)	$50,423	51,774
		50,423	51,774	0.02%
Mexico:
12,800	DESARROLLADORA HOMEX S.A.B. DE C.V. ADR(b)	380,884	414,336
8,700	FOMENTO ECONOMICO MEXICANO
	S.A.B. DE C.V. ADR	268,488	441,351
71,000	GENOMMA LAB INTERNACIONAL S.A. DE C.V., CLASS B(b)	123,216	136,518
		772,588	992,205	0.32%
Netherlands:
27,148	AEGON N.V.(b)	127,577	162,820
9,407	AKZO NOBEL N.V.	457,135	581,961
5,963	ASML HOLDING N.V.	107,018	178,793
28,133	BRIT INSURANCE HOLDINGS N.V.(b)	342,015	453,231
1,079	CORIO N.V.	43,024	73,806
5,200	CSM	148,650	152,869
2,751	DELTA LLOYD N.V.	50,800	51,534
6,423	EUROPEAN AERONAUTIC DEFENCE & SPACE
	CO. N.V.(b)	81,439	160,620
1,198	FUGRO N.V. - CVA	57,119	78,830
1,747	HEINEKEN HOLDING N.V.	53,733	76,502
4,036	HEINEKEN N.V.	135,889	209,791
70,094	ING GROEP N.V. - CVA(b)	469,277	723,894
15,811	KONINKLIJKE AHOLD N.V.	177,973	213,221
2,539	KONINKLIJKE DSM N.V.	86,313	130,263
18,384	KONINKLIJKE PHILIPS ELECTRONICS N.V.	321,594	579,493
2,400	NUTRECO N.V.	119,215	175,616
2,977	QIAGEN N.V.(b)	47,317	53,255
3,773	RANDSTAD HOLDING N.V.(b)	73,225	171,543
11,940	REED ELSEVIER N.V.	133,131	150,796
31,899	ROYAL DUTCH SHELL PLC, CLASS A
	(AMSTERDAM EXCHANGE)	874,343	964,944
60,642	ROYAL DUTCH SHELL PLC, CLASS A
	(LONDON EXCHANGE)	1,439,297	1,826,404
44,901	ROYAL DUTCH SHELL PLC, CLASS B
	(LONDON EXCHANGE)	1,039,609	1,310,762
48,874	ROYAL KPN N.V.	658,918	756,561
6,056	SBM OFFSHORE N.V.	85,999	114,955
2,181	SNS REAAL N.V.(b)	6,124	8,943
8,454	TNT N.V.	150,536	227,464
28,402	UNILEVER N.V. - CVA	579,364	850,949
21,525	WOLTERS KLUWER N.V.	359,601	452,858
		8,226,235	10,892,678	3.46%
New Zealand:
7,267	CONTACT ENERGY LTD.(b)	21,310	30,160
14,246	FLETCHER BUILDING LTD.	48,135	84,164
25,416	TELECOM CORP. OF NEW ZEALAND LTD.	36,442	37,927
		105,887	152,251	0.05%
Norway:
7,225	AKER SOLUTIONS ASA	96,773	104,837
17,600	DNB NOR ASA	139,946	239,943
3,600	FRED OLSEN ENERGY ASA	100,130	125,616
31,521	NORSK HYDRO ASA	131,018	190,480
12,000	ORKLA ASA	80,407	110,666
20,900	RENEWABLE ENERGY CORP. ASA(b)	51,708	70,897
6,600	SEADRILL LTD.	70,381	191,337
26,448	STATOIL ASA	505,958	552,135
10,900	TELENOR ASA	62,904	170,875
4,000	YARA INTERNATIONAL ASA	109,527	181,075
		1,348,752	1,937,861	0.62%
Portugal:
14,486	BANCO ESPIRITO SANTO S.A. (REGISTERED)	65,645	66,955
3,480	BRISA AUTO-ESTRADAS DE PORTUGAL S.A.	21,107	22,460
8,464	CIMPOR CIMENTOS DE PORTUGAL SGPS S.A.	39,214	54,523
16,879	ENERGIAS DE PORTUGAL S.A.	59,307	57,809
2,881	GALP ENERGIA SGPS S.A., CLASS B	35,487	49,802

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Portugal (Cont’d):
6,408	JERONIMO MARTINS SGPS S.A.	$30,015	85,804
7,384	PORTUGAL TELECOM SGPS S.A. (REGISTERED)	57,187	98,372
		307,962	435,725	0.14%
Russia:
62,800	ROSNEFT OIL CO. GDR (REGISTERED)(b)	424,989	419,894
21,200	TMK OAO GDR (REGISTERED)(b)	333,620	366,011
		758,609	785,905	0.25%
Singapore:
30,000	ASCENDAS REAL ESTATE INVESTMENT TRUST	49,252	50,046
49,500	CAPITALAND LTD.	85,171	152,712
36,000	CAPITAMALL TRUST	34,178	58,902
36,000	CAPITAMALLS ASIA LTD.	58,996	59,246
11,000	CITY DEVELOPMENTS LTD.	70,839	106,653
51,000	COSCO CORP. SINGAPORE LTD.	48,134	68,594
98,500	DBS GROUP HOLDINGS LTD.	761,307	1,053,861
13,000	FORTUNE REAL ESTATE INVESTMENT TRUST	5,157	6,503
75,000	FRASER AND NEAVE LTD.	214,133	371,309
126,800	GENTING SINGAPORE PLC(b)	73,196	179,735
11,000	JARDINE CYCLE & CARRIAGE LTD.	97,679	329,414
202,200	KEPPEL CORP. LTD.	1,144,251	1,382,977
18,240	K-GREEN TRUST(b)	10,258	15,181
28,000	OLAM INTERNATIONAL LTD.	32,014	69,359
44,000	OVERSEA-CHINESE BANKING CORP. LTD.	141,236	295,870
80,000	SEMBCORP INDUSTRIES LTD.	179,646	265,042
22,000	SEMBCORP MARINE LTD.	32,803	65,873
47,000	SIA ENGINEERING CO. LTD.	80,461	164,463
12,000	SINGAPORE AIRLINES LTD.	70,334	148,827
21,000	SINGAPORE EXCHANGE LTD.	95,654	144,286
25,000	SINGAPORE PRESS HOLDINGS LTD.	41,026	80,868
23,000	SINGAPORE TECHNOLOGIES ENGINEERING LTD.	52,809	58,853
112,000	SINGAPORE TELECOMMUNICATIONS LTD.	184,276	267,254
50,000	STARHILL GLOBAL REIT	20,716	22,068
99,000	SUNTEC REAL ESTATE INVESTMENT TRUST	98,210	113,755
25,000	UNITED OVERSEAS BANK LTD.	160,579	348,008
65,000	UOL GROUP LTD.	166,018	229,213
30,000	WILMAR INTERNATIONAL LTD.	137,044	137,000
		4,145,377	6,245,872	1.98%
South Korea:
890	CJ CORP.	51,821	71,659
1,360	DAELIM INDUSTRIAL CO. LTD.	82,546	100,669
3,900	DAISHIN SECURITIES CO. LTD.	49,482	51,307
2,690	DONGBU INSURANCE CO. LTD.	83,391	83,163
710	DOOSAN CORP.	76,408	94,961
40	DOOSAN HEAVY INDUSTRIES AND CONSTRUCTION
	CO. LTD.	2,237	2,978
3,090	GS HOLDINGS CORP.	112,129	149,593
180	GS HOME SHOPPING, INC.	11,109	15,040
6,843	HANA FINANCIAL GROUP, INC.	170,292	202,553
4,850	HANWHA CHEM CORP.	61,676	116,336
790	HYUNDAI MIPO DOCKYARD	67,775	130,605
150	HYUNDAI STEEL CO.	13,008	15,420
14,990	INDUSTRIAL BANK OF KOREA	184,477	205,092
6,050	KANGWON LAND, INC.	107,865	131,586
2,190	KIA MOTORS CORP.	57,502	70,682
940	KOREA ZINC CO. LTD.	102,511	258,038
3,430	KT&G CORP.	189,118	204,554
16,956	LG UPLUS CORP.	111,947	109,632
317	LOTTE CHILSUNG BEVERAGE CO. LTD.	206,972	213,868
510	LOTTE SHOPPING CO. LTD.	104,433	212,830
170	NHN CORP.(b)	24,541	29,222
60	SAMSUNG C&T CORP.	3,071	3,273
120	SAMSUNG FIRE & MARINE INSURANCE CO. LTD.	18,522	20,522
9,200	SAMSUNG HEAVY INDUSTRIES CO. LTD.	213,688	243,271
20	SHINSEGAE CO. LTD.	8,483	10,542
200	SK ENERGY CO. LTD.	21,716	25,522
2,270	SK HOLDINGS CO. LTD.	198,393	235,916

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
South Korea (Cont’d):
5,810	SK NETWORKS CO. LTD.	$55,710	57,070
500	WOONGJIN COWAY CO. LTD.	16,420	19,485
		2,407,243	3,085,389	0.98%
Spain:
3,500	ABENGOA S.A.	101,867	88,864
4,082	ABERTIS INFRAESTRUCTURAS S.A.	61,599	76,123
5,493	ACERINOX S.A.	67,660	97,929
2,447	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	105,135	122,351
60,432	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	534,726	818,391
13,498	BANCO DE SABADELL S.A.	64,346	67,566
51,061	BANCO POPULAR ESPANOL S.A.	343,582	323,254
139,281	BANCO SANTANDER S.A.	1,145,424	1,764,618
135	CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES S.A.	58,674	69,154
15,374	CRITERIA CAIXACORP S.A.	47,978	80,860
2,531	ENAGAS	38,142	51,364
16,085	FERROVIAL S.A.	79,147	150,688
3,797	FOMENTO DE CONSTRUCCIONES Y CONTRATAS S.A.	150,651	104,884
2,805	GAMESA CORP. TECNOLOGICA S.A.(b)	23,996	19,617
21,362	GAS NATURAL SDG S.A.	318,614	318,096
2,222	GRIFOLS S.A.	33,845	31,853
13,908	IBERDROLA RENOVABLES S.A.	53,405	46,284
59,303	IBERDROLA S.A.	425,099	456,979
4,941	INDITEX S.A.	202,632	392,207
630	INDRA SISTEMAS S.A.	12,890	12,033
16,420	MAPFRE S.A.	54,049	50,055
2,111	RED ELECTRICA CORP. S.A.	88,270	99,413
13,070	REPSOL YPF S.A.	249,017	337,337
88,740	TELEFONICA S.A.	1,847,315	2,201,407
1,030	ZARDOYA OTIS S.A.	15,577	18,453
		6,123,640	7,799,780	2.48%
Sweden:
4,550	ALFA LAVAL AB	35,782	79,844
20,846	ASSA ABLOY AB, CLASS B	368,382	526,519
9,200	ATLAS COPCO AB, CLASS A	72,813	177,916
4,000	ATLAS COPCO AB, CLASS B	31,058	70,421
17,000	ELECTROLUX AB, CLASS B	320,805	418,972
3,200	GETINGE AB, CLASS B	37,616	74,804
15,200	HENNES & MAURITZ AB, CLASS B	327,502	550,318
3,700	HEXAGON AB, CLASS B	64,835	79,465
400	HOLMEN AB, CLASS B	8,156	12,348
17,500	HUSQVARNA AB, CLASS B	64,201	129,729
11,800	INVESTOR AB, CLASS B	161,782	239,422
3,000	KINNEVIK INVESTMENT AB, CLASS B	51,225	63,594
22,800	MEDA AB, CLASS A	179,779	182,162
1,600	MILLICOM INTERNATIONAL CELLULAR S.A. SDR	87,461	152,710
1,100	MODERN TIMES GROUP AB, CLASS B	53,117	81,981
8,000	NCC AB, CLASS B	130,865	164,010
50,800	NORDEA BANK AB	331,033	529,959
1,600	RATOS AB, CLASS B	51,337	55,313
13,973	SANDVIK AB	86,678	214,481
7,800	SCANIA AB, CLASS B	65,585	172,392
2,200	SECURITAS AB, CLASS B	16,310	23,713
20,400	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	71,603	151,525
3,000	SKANSKA AB, CLASS B	25,978	55,122
13,800	SKF AB, CLASS B	141,836	317,703
5,400	SSAB AB, CLASS A	48,129	86,197
41,976	SVENSKA CELLULOSA AB, CLASS B	412,152	639,383
6,900	SVENSKA HANDELSBANKEN AB, CLASS A	116,989	226,423
18,300	SWEDBANK AB, CLASS A(b)	58,744	254,096
6,600	SWEDISH MATCH AB	95,099	176,110
3,900	TELE2 AB, CLASS B	34,548	81,914
49,000	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	453,735	538,261
30,500	TELIASONERA AB	151,188	246,644
15,032	TRELLEBORG AB, CLASS B	103,955	138,698
5,800	VOLVO AB, CLASS A(b)	29,472	81,160
46,400	VOLVO AB, CLASS B(b)	503,980	682,070
		4,793,730	7,675,379	2.44%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Switzerland:
41,343	ABB LTD. (REGISTERED)(b)	$560,773	872,364
19,000	ABB LTD. ADR(b)	310,228	401,280
1,591	ACTELION LTD. (REGISTERED)(b)	73,405	63,775
36,970	ADECCO S.A. (REGISTERED)	1,734,763	1,934,949
2,727	ARYZTA A.G.	68,593	119,098
1,089	BALOISE-HOLDING A.G. (REGISTERED)	76,805	98,329
148	BKW FMB ENERGIE A.G.	11,039	9,753
8,185	CIE FINANCIERE RICHEMONT S.A., CLASS A (BEARER)	130,638	393,950
9,000	CLARIANT A.G. (REGISTERED)(b)	113,974	132,016
20,361	CREDIT SUISSE GROUP A.G. (REGISTERED)	651,912	872,029
3,082	EFG INTERNATIONAL A.G.	32,625	35,550
240	FLUGHAFEN ZUERICH A.G. (REGISTERED)	85,401	87,220
180	FORBO HOLDING A.G. (REGISTERED)	97,041	98,941
3,728	GAM HOLDING A.G.(b)	22,832	56,559
953	GEBERIT A.G. (REGISTERED)	83,492	169,859
1,176	GIVAUDAN S.A. (REGISTERED)	693,602	1,202,336
420	HELVETIA HOLDING A.G. (REGISTERED)	131,688	145,859
3,916	HOLCIM LTD. (REGISTERED)	168,212	251,745
3,728	JULIUS BAER GROUP LTD.	78,764	135,890
967	KUEHNE & NAGEL INTERNATIONAL A.G. (REGISTERED)	57,750	116,232
63	LINDT & SPRUENGLI A.G. (PARTCIPATION CERTIFICATE)	108,277	151,075
1	LINDT & SPRUENGLI A.G. (REGISTERED)	17,927	27,941
6,301	LOGITECH INTERNATIONAL S.A. (REGISTERED)(b)	70,452	109,900
863	LONZA GROUP A.G. (REGISTERED)	59,400	73,764
91,162	NESTLE S.A. (REGISTERED)	3,248,882	4,858,641
2,629	NOBEL BIOCARE HOLDING A.G. (REGISTERED)	45,806	47,310
84,967	NOVARTIS A.G. (REGISTERED)	3,516,081	4,896,184
13,669	PANALPINA WELTTRANSPORT HOLDING A.G.
	(REGISTERED)(b)	978,063	1,504,241
20,930	PARGESA HOLDING S.A. (BEARER)	1,456,391	1,529,261
12,394	ROCHE HOLDING A.G. (GENUSSCHEIN)	1,602,744	1,692,298
755	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	34,888	81,024
3,800	SCHINDLER HOLDING A.G. (REGISTERED)	301,699	406,407
121	SGS S.A. (REGISTERED)	130,564	195,665
144	SIKA A.G. (BEARER)	230,776	265,834
648	SONOVA HOLDING A.G. (REGISTERED)	35,616	79,171
32,678	STMICROELECTRONICS N.V.	179,389	250,831
257	STRAUMANN HOLDING A.G. (REGISTERED)	41,380	57,385
1,872	SULZER A.G. (REGISTERED)	96,613	217,335
475	SWATCH GROUP (THE) A.G. (BEARER)	59,791	179,036
2,391	SWATCH GROUP (THE) A.G. (REGISTERED)	61,462	165,333
3,158	SWISS LIFE HOLDING A.G. (REGISTERED)(b)	249,971	359,242
12,001	SWISS REINSURANCE CO. LTD. (REGISTERED)	409,105	525,590
331	SWISSCOM A.G. (REGISTERED)	102,804	133,627
1,549	SYNGENTA A.G. (REGISTERED)	322,477	385,201
950	SYNTHES, INC.	114,242	109,792
1,901	TAMEDIA A.G. (REGISTERED)	113,489	183,846
61,097	TYCO ELECTRONICS LTD.	1,235,399	1,785,254
15,300	UBS A.G. (REGISTERED)(b)	252,645	260,240
36,346	XSTRATA PLC	298,412	697,938
3,649	ZURICH FINANCIAL SERVICES A.G.	656,321	855,900
		21,214,603	29,283,000	9.31%
Taiwan:
33,600	HON HAI PRECISION INDUSTRY CO.
	LTD. GDR (REGISTERED)	258,774	258,794
		258,774	258,794	0.08%
Turkey:
33,900	TURKCELL ILETISIM HIZMET A.S. ADR	505,304	568,164
46,757	TURKIYE IS BANKASI, CLASS C	139,567	198,434
		644,871	766,598	0.24%
United Kingdom:
52,662	3I GROUP PLC	232,331	237,471
2,834	ADMIRAL GROUP PLC	35,119	74,097
2,083	AGGREKO PLC	52,408	51,438
4,578	AMEC PLC	34,931	71,021
40,946	AMLIN PLC	270,689	258,478

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
22,551	ANGLO AMERICAN PLC	$483,866	897,364
19,600	ANGLO AMERICAN PLC ADR	333,272	389,452
4,811	ANTOFAGASTA PLC	33,978	93,670
19,184	ARM HOLDINGS PLC	71,627	119,582
16,299	ASSOCIATED BRITISH FOODS PLC	218,984	268,721
23,371	ASTRAZENECA PLC	827,028	1,186,541
10,000	ASTRAZENECA PLC ADR	461,598	507,000
2,131	AUTONOMY CORP. PLC(b)	36,969	60,739
53,501	AVIVA PLC	203,394	335,928
5,239	BABCOCK INTERNATIONAL GROUP PLC	47,416	46,938
138,452	BAE SYSTEMS PLC	746,732	745,260
60,958	BALFOUR BEATTY PLC	256,803	256,570
296,438	BARCLAYS PLC	1,148,820	1,391,986
55,609	BG GROUP PLC	865,152	977,796
37,114	BHP BILLITON PLC	788,813	1,185,027
317,578	BP PLC	2,125,583	2,171,068
57,994	BRITISH AMERICAN TOBACCO PLC	1,497,265	2,166,717
11,630	BRITISH LAND CO. PLC	61,579	85,010
17,468	BRITISH SKY BROADCASTING GROUP PLC	116,486	193,604
132,209	BT GROUP PLC	159,975	290,950
5,069	BUNZL PLC	39,524	60,491
8,202	BURBERRY GROUP PLC	40,549	134,097
43,666	CABLE & WIRELESS COMMUNICATIONS PLC	37,085	38,957
20,702	CABLE & WIRELESS WORLDWIDE PLC	27,090	23,891
40,577	CAIRN ENERGY PLC(b)	155,293	289,362
16,980	CAPITA GROUP (THE) PLC	162,367	209,849
6,025	CAPITAL & COUNTIES PROPERTIES PLC(b)	6,933	12,427
6,025	CAPITAL SHOPPING CENTRES GROUP PLC	23,472	34,764
30,000	CARILLION PLC	157,712	147,862
5,873	CARNIVAL PLC	158,859	231,012
30,777	CARPETRIGHT PLC	348,132	378,642
82,257	CENTRICA PLC	290,637	418,214
8,800	CHARTER INTERNATIONAL PLC	84,654	96,028
11,669	COBHAM PLC	30,337	42,397
217,703	COMPASS GROUP PLC	1,235,796	1,815,348
60,000	COOKSON GROUP PLC(b)	391,848	515,985
128,887	DIAGEO PLC	1,765,930	2,220,945
8,724	DRAX GROUP PLC	50,000	52,596
26,000	EASYJET PLC(b)	120,652	151,192
2,968	ENQUEST PLC(b)	3,713	5,414
2,760	EURASIAN NATURAL RESOURCES CORP. PLC	15,790	39,924
54,094	FIRSTGROUP PLC	286,166	308,519
9,699	G4S PLC	26,165	38,810
93,189	GLAXOSMITHKLINE PLC	1,432,456	1,838,459
12,300	GLAXOSMITHKLINE PLC ADR	464,571	486,096
13,466	HALFORDS GROUP PLC	98,629	93,652
17,505	HAMMERSON PLC	69,535	108,499
36,031	HAYS PLC	49,874	64,058
231,696	HOME RETAIL GROUP PLC	968,997	750,389
296,420	HSBC HOLDINGS PLC	2,008,860	3,001,818
12,114	ICAP PLC	51,874	82,268
30,665	IMI PLC	253,515	370,380
18,809	IMPERIAL TOBACCO GROUP PLC	441,612	561,302
30,000	INCHCAPE PLC(b)	123,756	147,029
4,344	INMARSAT PLC	50,991	45,303
17,590	INTERCONTINENTAL HOTELS GROUP PLC	253,023	315,007
20,434	INTERNATIONAL POWER PLC	61,912	124,694
1,741	INTERTEK GROUP PLC	50,306	50,100
12,127	INVENSYS PLC	29,802	56,905
27,249	INVESTEC PLC	193,265	217,987
98,470	ITV PLC(b)	52,339	92,243
29,306	J. SAINSBURY PLC	141,007	179,825
13,894	JOHNSON MATTHEY PLC	337,176	384,835
4,109	KAZAKHMYS PLC	31,447	94,005
107,414	KINGFISHER PLC	327,253	395,066
60,474	LANCASHIRE HOLDINGS LTD.	461,199	526,942
15,511	LAND SECURITIES GROUP PLC	113,585	155,868
424,802	LEGAL & GENERAL GROUP PLC	491,661	692,065

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
1,444,155	LLOYDS BANKING GROUP PLC(b)	$1,180,004	1,685,425
112,000	LOGICA PLC	223,591	223,365
3,727	LONDON STOCK EXCHANGE GROUP PLC	38,197	39,899
3,321	LONMIN PLC(b)	69,014	87,239
33,399	MAN GROUP PLC	106,502	115,179
25,083	MARKS & SPENCER GROUP PLC	101,882	153,024
19,659	MEGGITT PLC	45,921	91,601
12,000	MILLENNIUM & COPTHORNE HOTELS PLC	75,270	98,102
30,000	MONDI PLC	68,373	242,758
66,831	NATIONAL GRID PLC	502,486	567,305
2,148	NEXT PLC	36,823	74,828
211,185	OLD MUTUAL PLC	251,201	460,884
37,036	PEARSON PLC	523,242	573,674
20,700	PENNON GROUP PLC	182,327	188,945
2,968	PETROFAC LTD.	45,259	64,069
46,210	PRUDENTIAL PLC	267,423	462,497
580,830	QINETIQ GROUP PLC	1,129,697	985,249
868	RANDGOLD RESOURCES LTD.	57,706	87,726
264,000	RAVEN RUSSIA LTD.	210,780	209,441
10,212	RECKITT BENCKISER GROUP PLC	408,869	562,157
183,961	REED ELSEVIER PLC	1,436,337	1,557,129
24,136	RESOLUTION LTD.	94,006	92,917
48,541	REXAM PLC	223,712	234,350
25,110	RIO TINTO PLC	790,919	1,474,418
27,303	ROLLS-ROYCE GROUP PLC(b)	111,284	259,176
248,250	ROYAL BANK OF SCOTLAND GROUP PLC(b)	114,766	184,574
40,053	RSA INSURANCE GROUP PLC	76,424	82,278
16,562	SABMILLER PLC	295,625	529,890
76,398	SAGE GROUP (THE) PLC	259,412	331,935
119,924	SAVILLS PLC	580,916	572,903
3,966	SCHRODERS PLC	45,826	89,735
14,726	SCOTTISH & SOUTHERN ENERGY PLC	240,622	258,739
10,277	SEGRO PLC	36,889	44,147
7,999	SERCO GROUP PLC	42,799	77,355
4,954	SEVERN TRENT PLC	76,220	102,086
60,514	SIGNET JEWELERS LTD.(b)	1,235,334	1,920,714
14,044	SMITH & NEPHEW PLC	98,628	128,128
5,313	SMITHS GROUP PLC	80,666	101,880
47,600	SOCO INTERNATIONAL PLC(b)	284,487	321,705
34,514	STANDARD CHARTERED PLC	540,129	991,759
145,857	STANDARD LIFE PLC	399,382	530,122
1,041	TATE & LYLE PLC	5,037	7,644
133,473	TESCO PLC	676,345	889,447
58,647	THOMAS COOK GROUP PLC	199,514	158,222
13,300	TRAVIS PERKINS PLC(b)	127,864	176,550
47,072	TUI TRAVEL PLC	185,703	158,658
16,151	TULLOW OIL PLC	238,242	323,528
34,647	UNILEVER PLC	777,311	1,003,863
37,297	UNILEVER PLC ADR	905,720	1,085,343
2,333	UNITED BUSINESS MEDIA LTD.	13,794	23,065
8,787	UNITED UTILITIES GROUP PLC	62,187	79,137
2,343	VEDANTA RESOURCES PLC	35,450	79,868
8,029	VITEC GROUP (THE) PLC	36,461	63,612
928,295	VODAFONE GROUP PLC	1,671,709	2,297,933
10,900	VODAFONE GROUP PLC ADR	260,529	270,429
13,800	WEIR GROUP (THE) PLC	191,219	309,234
11,394	WHITBREAD PLC	229,345	291,134
39,500	WILLIAM HILL PLC	105,002	103,065
42,339	WM MORRISON SUPERMARKETS PLC	156,009	196,756
4,513	WOLSELEY PLC(b)	70,476	113,615
23,432	WPP PLC	141,019	259,486
		43,806,053	56,913,845	18.09%
United States:
21,384	ARCH CAPITAL GROUP LTD.(b)	1,265,405	1,791,979
5,526	BROOKFIELD PROPERTIES CORP.	35,639	85,764
14,300	CENTRAL EUROPEAN DISTRIBUTION CORP.(b)	422,885	319,176
3,384	KRAFT FOODS, INC., CLASS A	10,684	104,430
7,048	THOMSON REUTERS CORP.	200,658	264,511

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
United States (Cont’d):
1,676	THOMSON REUTERS CORP. (TORONTO EXCHANGE)	$36,183	63,005
		1,971,454	2,628,865	0.84%
Preferred Stocks:
Brazil:
19,200	PETROLEO BRASILEIRO S.A. ADR	634,436	630,144
26,100	VALE S.A. ADR	540,873	724,275
		1,175,309	1,354,419	0.43%
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G. (NON VOTING)	49,612	71,062
1,114	FRESENIUS S.E.	51,175	89,958
2,360	HENKEL A.G. & CO. KGAA	60,940	126,936
1,443	PORSCHE AUTOMOBIL HOLDING S.E.	70,934	71,585
861	RWE A.G.	54,599	54,947
3,087	VOLKSWAGEN A.G.	235,465	373,169
		522,725	787,657	0.25%
Corporate Bonds:
United Kingdom:
190,190	HSBC BANK PLC(b)	886,413	1,012,305
		886,413	1,012,305	0.32%
Rights:
Austria:
10,586	IMMOEAST A.G.(b)	—	—

France:
2,031	CIE GENERALE DES ETABLISSEMENTS MICHELIN(b)	2,744	5,670

Germany:
10,170	DEUTSCHE BANK A.G.(b)	40,927	49,217

Greece:
9,531	NATIONAL BANK OF GREECE S.A. DEBT RIGHTS(b)	—	8,575
9,531	NATIONAL BANK OF GREECE S.A. EQUITY RIGHTS(b)	—	4,678
		43,671	68,140	0.02%
Warrants:
Canada:
22	KINROSS GOLD CORP., EXP. 9/17/14, STRIKE 21.30 USD(b)	—	94

France:
440	FONCIERE DES REGIONS, EXP. 12/31/10,
	STRIKE 65.00 EURO(b)	—	594

Italy:
11,384	UNIONE DI BANCHE ITALIANE SCPA, EXP. 6/30/11,
	STRIKE 12.30 EURO(b)	—	138
		—	826	0.00%
	Grand total(d)	$237,735,680	309,528,681	98.37%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2010

Notes to investment in securities:

(a)

Investments in U.S. and foreign securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Currently non-income producing assets.
(c)

Restricted security that has been deemed illiquid. At September 30, 2010, the value of these restricted securities amounted to approximately $146,307 or 0.05% of net assets. Additional information on each restricted security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	AQUISITION COST

AGNICO-EAGLE MINES LTD.	3/18/09 - 9/23/10	$77,814

PETROBANK ENERGY & RESOURCES LTD.	9/14/09 - 9/23/10	58,699

(d)

At September 30, 2010, the cost for Federal income tax purposes was $237,735,680. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$75,184,691
Gross unrealized depreciation	(3,391,690)
Net unrealized appreciation	$71,793,001

At September 30, 2010, the industry sectors for the Clearwater International Fund were:

Industry Sector	Percent of Investments
Consumer Discretionary	12.96%
Consumer Staples	10.07
Energy	8.07
Financials	23.51
Health Care	7.20
Industrials	14.51
Information Technology	5.35
Materials	10.72
Telecommunication Services	3.96
Utilities	3.65
100.00%

At September 30, 2010, the Clearwater International Fund’s investments were denominated in the following currencies:

Concentration by Currency	Percent of Investments
Euro	24.25%
British Pound	19.28
Japanese Yen	17.82
United States Dollar	12.44
Swiss Franc	8.45
Australian Dollar	5.91
All other currencies less than 5%	11.85
100.00%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2010

At September 30, 2010, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:

Contracts To Deliver Currency	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Gain (Loss)
Swiss Franc	26,787	United States Dollar	27,420	10/1/10	$160
United States Dollar	5,015	British Pound	3,173	10/1/10	(30)
British Pound	5,158	Euro	6,000	10/4/10	77
British Pound	12,315	United States Dollar	19,298	10/4/10	(47)
British Pound	6,939	United States Dollar	10,873	10/4/10	(27)
British Pound	16,132	United States Dollar	25,468	10/4/10	127
Euro	122,278	United States Dollar	166,114	10/4/10	(573)
Euro	753	United States Dollar	1,024	10/4/10	(4)
Euro	188	United States Dollar	255	10/4/10	(1)
Swiss Franc	26,246	United States Dollar	26,886	10/4/10	175
United States Dollar	58,335	Euro	42,811	10/4/10	25
United States Dollar	130,907	Swedish Krona	874,855	10/4/10	(1,132)
Swiss Franc	58,419	United States Dollar	59,471	10/5/10	18
United States Dollar	10,017	British Pound	6,379	10/5/10	3
					$(1,229)

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater International Fund (unaudited)
September 30, 2010

Fair value is an estimate of the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement. For the foreign equity securities the fair value trigger was met at September 30, 2010, and as a result of the established procedures, certain foreign equity holdings of the Fund received a fair value and were therefore categorized as Level 2 investments.

Level 3 - valuations based on inputs that are unobservable and significant. Evaluated prices may be determined by factors which include, but are not limited to, market quotations, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. The only asset considered a Level 3 investment at September 30, 2010 is a corporate bond that currently is being valued using an evaluated adjusted price provided by a services provider that is not deemed a primary pricing provider.

Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Funds use independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available, or are deteremined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund’s assets carried at fair value:

Investment Type	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs*	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks
Consumer Discretionary	$4,499,625	$35,093,456	$—	$39,593,081
Consumer Staples	2,335,275	28,700,639	—	31,035,914
Energy	5,736,826	18,612,420	—	24,349,246
Financials	8,485,027	63,204,192	—	71,689,219
Health Care	3,744,582	18,453,037	—	22,197,619
Industrials	2,254,923	42,647,652	—	44,902,575
Information Technology	3,747,730	12,819,885	—	16,567,615
Materials	6,689,971	25,786,754	—	32,476,725
Telecommunication Services	1,738,429	10,511,556	—	12,249,985
Utilities	259,622	10,983,733	—	11,243,355
Preferred Stocks
Consumer Discretionary	—	515,816	—	515,816
Consumer Staples	—	126,936	—	126,936
Energy	630,144	—	—	630,144
Health Care	—	89,958	—	89,958
Materials	724,275	—	—	724,275
Utilities	—	54,947	—	54,947

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater International Fund (unaudited)
September 30, 2010

Investment Type	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs*	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds
Financials	—	—	1,012,305	1,012,305
Rights
Consumer Discretionary	—	5,670	—	5,670
Financials	—	62,470	—	62,470
Warrants
Financials	732	—	—	732
Materials	94	—	—	94
Total Assets	$40,847,255	$267,669,121	$1,012,305	$309,528,681

*

At September 30, 2010, the fair value of $262,487,242 transferred out of Level 1 to Level 2 during the period, which is measured using the fair value as of the end of the period for transfers out. For the foreign equity securities, the Fund’s valuation procedures set forth certain triggers which instruct the accounting services provider when to use the fair valuation model. Based on the established procedures, the triggers were met on September 30, 2010, and, as a result, certain foreign equity holdings of the Fund received a fair value and were therefore categorized as Level 2 investments. Since the fair value trigger was not met on June 30, 2010, there was no fair value override and prices were considered Level 1 investments; thereby explaining the transfer from Level 1 to Level 2 during the period from June 30, 2010 to September 30, 2010.

Other Financial Instruments	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Forward Foreign Currency Exchange Contracts	$—	$585	$—	$585
Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(1,814)	$—	$(1,814)
Total Other Financial Instruments	$—	$(1,229)	$—	$(1,229)

The forward foreign currency exchange contracts outstanding at September 30, 2010 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 6/30/10	NET REALIZED GAINS/(LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION)	NET PURCHASES/ (SALES)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3	BALANCE AS OF 9/30/10
Corporate Bonds	$1,096,449	$5,089	$213,621	$(302,854)	$—	$1,012,305

The amount of change in net unrealized gain on investments in Level 3 securities still held at September 30, 2010, was approximately $213,621.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d)under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CLEARWATER INVESTMENT TRUST

By: (Signature and Title)*	/s/George H. Weyerhaeuser, Jr.
George H. Weyerhaeuser, Jr.
Chief Executive Officer and Treasurer

Date: November 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)*	/s/George H. Weyerhaeuser, Jr.
George H. Weyerhaeuser, Jr.
Chief Executive Officer

Date: November 8, 2010

*Print the name and title of each signing officer under his or her signature.